UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21732

MGI Funds
(Exact name of registrant as specified in charter)

1166 Avenue of the Americas New York, NY		10036
(Address of principal executive offices)		(Zip code)

David M. Goldenberg, Esq. Mercer Global Investments, Inc. 1166 Avenue of the Americas New York, NY 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 345-5016

Date of fiscal year end:	March 31, 2008

Date of reporting period:	June 30, 2008

Item 1. Schedule of Investments. – The schedule of investments for the period ended June, 2008, is filed herewith.

MGI US Large Cap Growth Equity Fund

Schedule of Investments

(showing percentage of total net assets)

June 30, 2008  (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.9%

	Aerospace & Defense — 2.7%
3,910	Boeing Co.	256,965
4,512	General Dynamics Corp.	379,911
10,300	Goodrich Corp.	488,838
9,932	L-3 Communications Holdings, Inc. **	902,521
24,976	Lockheed Martin Corp.	2,464,132
39,200	Rockwell Collins, Inc.	1,880,032
61,700	United Technologies Corp.	3,806,890
		10,179,289
	Agriculture — 1.1%
11,000	Archer-Daniels-Midland Co. **	371,250
1,300	Lorillard, Inc. *	89,908
26,800	Monsanto Co.	3,388,592
2,200	Philip Morris International, Inc.	108,658
2,800	UST, Inc.	152,908
		4,111,316
	Apparel — 0.4%
28,320	Nike, Inc. Class B **	1,688,155

	Auto Parts & Equipment — 0.0%
1,400	Johnson Controls, Inc. **	40,152

	Banks — 0.2%
7,000	Northern Trust Corp.	479,990
4,200	State Street Corp.	268,758
		748,748
	Beverages — 1.9%
3,076	Anheuser-Busch Cos., Inc. **	191,081
800	Brown-Forman Corp. Class B **	60,456
64,976	Coca-Cola Co. (The)	3,377,452
25,100	Pepsi Bottling Group, Inc. **	700,792
47,808	PepsiCo, Inc.	3,040,111
		7,369,892
	Biotechnology — 5.2%
10,000	Abraxis BioScience *	634,600
20,000	Biogen Idec, Inc. * **	1,117,800
17,308	Celgene Corp. *	1,105,462
23,100	Charles River Laboratories International, Inc. * **	1,476,552
61,300	Genentech, Inc. *	4,652,670
127,200	Genzyme Corp. *	9,160,944
18,900	Illumina, Inc. * **	1,646,379
		19,794,407
	Chemicals — 0.8%
4,500	Air Products & Chemicals, Inc. **	444,870

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Chemicals — continued
38,200	Ecolab, Inc.	1,642,218
2,000	Praxair, Inc. **	188,480
12,400	Sigma-Aldrich Corp. **	667,864
		2,943,432
	Coal — 1.1%
20,400	Arch Coal, Inc.	1,530,612
9,000	Consol Energy, Inc. **	1,011,330
19,100	Peabody Energy Corp. **	1,681,755
		4,223,697
	Commercial Services — 2.9%
23,000	Apollo Group, Inc. Class A *	1,017,980
45,699	Iron Mountain, Inc. * **	1,213,308
84,700	Moody’s Corp. **	2,917,068
70,100	Visa, Inc. Class A *	5,699,831
		10,848,187
	Computers — 9.3%
95,941	Apple, Inc. *	16,064,361
85,100	Cognizant Technology Solutions Corp. Class A *	2,766,601
459,492	EMC Corp., Massachusetts *	6,749,938
94,300	Hewlett-Packard Co.	4,169,003
28,340	International Business Machines Corp.	3,359,140
18,200	Research In Motion, Ltd. (Canadian Stock Exchange) *	2,127,580
		35,236,623
	Cosmetics & Personal Care — 2.7%
52,476	Avon Products, Inc. **	1,890,186
34,084	Colgate-Palmolive Co.	2,355,204
160	Estee Lauder Cos. (The), Inc. Class A **	7,432
99,354	Procter & Gamble Co.	6,041,717
		10,294,539
	Distribution & Wholesale — 0.5%
41,500	Fastenal Co. **	1,791,140

	Diversified Financial Services — 3.8%
114,700	Charles Schwab Corp. (The) **	2,355,938
9,160	CME Group, Inc. **	3,510,020
7,300	Federated Investors, Inc. Class B **	251,266
7,400	Goldman Sachs Group, Inc.	1,294,260
47,500	IntercontinentalExchange, Inc. * **	5,415,000
27,300	T Rowe Price Group, Inc. **	1,541,631
		14,368,115
	Electric — 0.6%
11,596	Constellation Energy Group, Inc.	952,032

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Electric — continued
17,500	FirstEnergy Corp.	1,440,775
		2,392,807
	Electrical Components & Equipment — 0.1%
8,200	Emerson Electric Co.	405,490

	Electronics — 1.4%
8,100	Applera Corp. - Applied Biosystems Group	271,188
1,600	PerkinElmer, Inc.	44,560
74,996	Thermo Fisher Scientific, Inc. * **	4,179,527
11,008	Waters Corp. *	710,016
		5,205,291
	Engineering & Construction — 0.8%
12,000	Fluor Corp. * **	2,232,960
11,300	Jacobs Engineering Group, Inc. *	911,910
		3,144,870
	Entertainment — 0.1%
10,900	International Game Technology **	272,282

	Food — 0.7%
672	General Mills, Inc.	40,838
23,910	Kellogg Co.	1,148,158
1,700	Whole Foods Market, Inc. **	40,273
16,964	WM Wrigley Jr. Co.	1,319,460
		2,548,729
	Forest Products & Paper — 0.0%
2,400	Plum Creek Timber Co., Inc. **	102,504

	Health Care - Products — 7.1%
12,100	Alcon, Inc.	1,969,759
48,622	Baxter International, Inc.	3,108,891
16,164	Becton Dickinson & Co.	1,314,133
5,100	CR Bard, Inc. **	448,545
16,000	Intuitive Surgical, Inc. * **	4,310,400
35,370	Johnson & Johnson	2,275,706
600	Medtronic, Inc.	31,050
52,400	Mindray Medical International, Ltd. Class A, ADR **	1,955,568
54,200	St Jude Medical, Inc. *	2,215,696
85,136	Stryker Corp. **	5,353,351
65,700	Varian Medical Systems, Inc. * **	3,406,545
8,836	Zimmer Holdings, Inc. *	601,290
		26,990,934
	Health Care - Services — 0.6%
11,200	Aetna, Inc. **	453,936
14,900	Coventry Health Care, Inc. * **	453,258
7,700	Humana, Inc. *	306,229

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Health Care - Services — continued
10,900	Quest Diagnostics, Inc. **	528,323
14,012	UnitedHealth Group, Inc.	367,815
1,000	WellPoint, Inc. * **	47,660
		2,157,221
	Holding Companies - Diversified — 0.4%
31,200	Leucadia National Corp. **	1,464,528

	Household Products & Wares — 0.1%
500	Clorox Co. **	26,100
3,284	Kimberly-Clark Corp.	196,317
		222,417
	Insurance — 0.5%
10,500	Aflac, Inc. **	659,400
13,900	AON Corp. **	638,566
12,084	Cigna Corp.	427,653
		1,725,619
	Internet — 7.1%
140,584	Amazon.Com, Inc. * **	10,309,024
22,600	Equinix, Inc. * **	2,016,372
16,800	Expedia, Inc. * **	308,784
23,340	Google, Inc. Class A *	12,286,643
14,600	priceline.com, Inc. * **	1,685,716
2,100	Symantec Corp. *	40,635
12,200	VeriSign, Inc. * **	461,160
1,800	Yahoo!, Inc. *	37,188
		27,145,522
	Iron & Steel — 0.1%
2,700	Nucor Corp. **	201,609
300	United States Steel Corp. **	55,434
		257,043
	Lodging — 0.8%
68,100	Las Vegas Sands Corp. * **	3,230,664

	Machinery - Construction & Mining — 0.0%
800	Caterpillar, Inc. **	59,056

	Machinery - Diversified — 0.6%
3,100	Cummins, Inc.	203,112
28,200	Deere & Co. **	2,034,066
1,700	Manitowoc Co. (The), Inc. **	55,301
		2,292,479
	Media — 0.1%
3,300	DIRECTV Group (The), Inc. * **	85,503

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Media — continued
200	Washington Post Co. (The) Class B **	117,380
		202,883
	Metal Fabricate & Hardware — 0.7%
28,132	Precision Castparts Corp.	2,711,081

	Mining — 0.2%
3,400	Freeport-McMoran Copper & Gold, Inc. Class B **	398,446
9,900	Newmont Mining Corp. **	516,384
		914,830
	Miscellaneous - Manufacturing — 1.7%
800	3M Co.	55,672
50,400	Danaher Corp. **	3,895,920
6,100	Honeywell International, Inc.	306,708
620	Ingersoll-Rand Co., Ltd. Class A	23,207
1,700	Parker Hannifin Corp.	121,244
14,900	SPX Corp.	1,962,777
2,900	Textron, Inc.	138,997
		6,504,525
	Oil & Gas — 8.9%
4,300	Anadarko Petroleum Corp.	321,812
3,900	Apache Corp.	542,100
3,000	Cabot Oil & Gas Corp.	203,190
3,800	Chesapeake Energy Corp. **	250,648
13,588	Chevron Corp.	1,346,978
26,700	ConocoPhillips	2,520,213
2,100	Devon Energy Corp.	252,336
4,500	EOG Resources, Inc. **	590,400
142,982	Exxon Mobil Corp.	12,601,004
7,100	Hess Corp. **	895,949
600	Marathon Oil Corp.	31,122
9,100	Murphy Oil Corp. **	892,255
9,500	Noble Corp.	617,120
2,900	Noble Energy, Inc.	291,624
7,100	Occidental Petroleum Corp.	638,006
11,500	Range Resources Corp. **	753,710
30,100	SandRidge Energy, Inc. * **	1,943,858
11,200	Southwestern Energy Co. *	533,232
22,600	Suncor Energy, Inc.	1,313,512
30,854	Transocean, Inc. * **	4,701,841
5,700	Valero Energy Corp.	234,726
35,415	XTO Energy, Inc. **	2,426,282
		33,901,918
	Oil & Gas Services — 9.2%
500	Baker Hughes, Inc. **	43,670
5,400	Cameron International Corp. *	298,890
57,900	FMC Technologies, Inc. * **	4,454,247
1,900	Halliburton Co.	100,833
131,596	National Oilwell Varco, Inc. *	11,675,197

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Oil & Gas Services — continued
125,300	Schlumberger, Ltd.	13,460,979
16,200	Smith International, Inc. **	1,346,868
70,100	Weatherford International, Ltd. *	3,476,259
		34,856,943
	Pharmaceuticals — 6.4%
56,980	Abbott Laboratories	3,018,231
125,300	Allergan, Inc. ** **	6,521,865
500	Barr Pharmaceuticals, Inc. *	22,540
29,384	Express Scripts, Inc. *	1,842,964
62,100	Gilead Sciences, Inc. *	3,288,195
18,800	Hospira, Inc. * **	754,068
139,900	Medco Health Solutions, Inc. * **	6,603,280
17,300	Merck & Co., Inc.	652,037
8,097	Schering-Plough Corp.	159,430
32,500	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	1,488,500
		24,351,110
	Pipelines — 0.0%
1,444	Questar Corp. **	102,582

	Retail — 4.4%
1,500	Abercrombie & Fitch Co. Class A **	94,020
80	Autozone, Inc. *	9,681
1,100	Best Buy Co., Inc.	43,560
12,000	Costco Wholesale Corp. **	841,680
144,878	CVS Caremark Corp.	5,732,822
72,700	Dick’s Sporting Goods, Inc. * **	1,289,698
33,500	GameStop Corp. Class A * **	1,353,400
26,700	Gap (The), Inc. **	445,089
36,284	McDonald’s Corp.	2,039,887
229,500	Starbucks Corp. * **	3,612,330
1,372	Tiffany & Co. **	55,909
19,600	TJX Cos., Inc. **	616,812
3,200	Wal-Mart Stores, Inc.	179,840
9,100	Yum! Brands, Inc. **	319,319
		16,634,047

	Savings & Loans — 0.2%
53,500	Hudson City Bancorp, Inc. **	892,380

	Semiconductors — 2.0%
1,520	Analog Devices, Inc. **	48,290
6,800	Applied Materials, Inc. **	129,812
168,700	Broadcom Corp. Class A * **	4,603,823
6,300	Intel Corp.	135,324
37,688	MEMC Electronic Materials, Inc. *	2,319,320
2,000	National Semiconductor Corp.	41,080
6,700	Nvidia Corp. * **	125,424
2,000	QLogic Corp. *	29,180
10,900	Texas Instruments, Inc.	306,944
		7,739,197

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Software — 5.0%
35,200	Autodesk, Inc. * **	1,190,112
4,200	BMC Software, Inc. * **	151,200
28,800	Cerner Corp. * **	1,301,184
700	Citrix Systems, Inc. * **	20,587
1,884	Fidelity National Information Services, Inc.	69,538
55,400	Infosys Technologies, Ltd., Sponsored ADR **	2,407,684
2,300	Intuit, Inc. *	63,411
7,500	Mastercard, Inc. Class A **	1,991,400
246,957	Microsoft Corp.	6,793,787
56,900	Oracle Corp. *	1,194,900
58,300	Salesforce.com, Inc. * **	3,977,809
		19,161,612
	Telecommunications — 4.5%
104,400	America Movil SA de CV-Series L, ADR	5,507,100
167,288	Cisco Systems, Inc. *	3,891,119
88,800	Corning, Inc.	2,046,840
43,128	Juniper Networks, Inc. * **	956,579
105,400	Qualcomm, Inc.	4,676,598
		17,078,236
	Transportation — 1.0%
600	Burlington Northern Santa Fe Corp. **	59,934
25,800	CH Robinson Worldwide, Inc. **	1,414,872
53,500	Expeditors International Washington, Inc. **	2,300,500
3,300	United Parcel Service, Inc. Class B	202,851
		3,978,157
	TOTAL COMMON STOCKS (COST $365,993,591)	372,284,649

Par Value ($)
	SHORT-TERM INVESTMENTS — 27.7%

	Bank Deposits — 2.4%
9,002,109	Euro Time Deposit, 1.00%, due 07/01/2008	9,002,109

	Securities Lending Collateral — 25.3%
96,108,348	State Street Navigator Securities Lending Prime Portfolio***	96,108,348
	TOTAL SHORT-TERM INVESTMENTS (COST $105,110,457)	105,110,457

See accompanying notes to the Schedule of Investments.

TOTAL INVESTMENTS — 125.6% (Cost $471,104,048)	477,395,106
Other Assets and Liabilities (net) — (25.6)%	(97,382,715)
NET ASSETS — 100.0%	$380,012,391

Notes to Schedule of Investments:

ADR - American Depository Receipt
*	Non-income producing security.
**	All or a portion of this security is out on loan.
***	Represents an investment of securities lending collateral.

See accompanying notes to the Schedule of Investments.

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	97.9
Short-Term Investments	27.7
Other Assets and Liabilities (net)	(25.6)
100.0%

See accompanying notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund

Schedule of Investments

(showing percentage of total net assets)

June 30, 2008  (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.1%

	Advertising — 0.3%
26,400	Omnicom Group **	1,184,833

	Aerospace & Defense — 4.7%
18,290	General Dynamics Corp.	1,540,018
27,725	L-3 Communications Holdings, Inc. **	2,519,371
15,735	Lockheed Martin Corp.	1,552,415
86,775	Northrop Grumman Corp.	5,805,247
83,400	United Technologies Corp.	5,145,780
		16,562,831

	Agriculture — 0.3%
20,000	Philip Morris International, Inc.	987,800

	Apparel — 0.3%
15,718	Nike, Inc. Class B	940,317

	Auto Parts & Equipment — 0.8%
25,000	Johnson Controls, Inc.	717,000
37,850	Magna International, Inc. Class A	2,242,234
		2,959,234

	Banks — 7.9%
352,000	Bank of America Corp.	8,402,240
41,700	Bank of New York Mellon Corp. (The)	1,577,511
112,150	Capital One Financial Corp. **	4,262,822
75,650	Comerica, Inc. **	1,938,910
81,100	Fifth Third Bancorp **	825,598
8,986	M&T Bank Corp.	633,872
227,710	National City Corp. **	1,086,177
181,900	Regions Financial Corp. **	1,984,529
12,068	State Street Corp.	772,231
43,096	US Bancorp	1,201,947
272,100	Wachovia Corp. **	4,225,713
46,771	Wells Fargo & Co.	1,110,811
		28,022,361

	Beverages — 0.2%
23,800	Dr Pepper Snapple Group, Inc. *	499,324
3,300	Molson Coors Brewing Co. Class B	179,289
		678,613

	Biotechnology — 1.3%
94,775	Amgen, Inc. *	4,469,589

	Building Materials — 0.0%
3,700	Lennox International, Inc. **	107,152

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Chemicals — 2.4%
35,900	Air Products & Chemicals, Inc. **	3,549,074
52,400	EI Du Pont de Nemours & Co.	2,247,436
19,000	Lubrizol Corp.	880,270
6,800	Mosaic Co. (The) *	983,960
29,600	RPM, Inc. **	609,760
600	Terra Nitrogen Co., LP **	77,904
		8,348,404

	Commercial Services — 1.1%
44,800	Hertz Global Holdings, Inc. *	430,080
26,100	McKesson Corp.	1,459,251
64,100	RR Donnelley & Sons Co.	1,903,129
		3,792,460

	Computers — 2.1%
60,325	Affiliated Computer Services, Inc. Class A *	3,226,784
45,000	Hewlett-Packard Co.	1,989,450
17,550	International Business Machines Corp.	2,080,202
		7,296,436

	Diversified Financial Services — 8.5%
17,039	American Express Co.	641,859
12,704	Ameriprise Financial, Inc.	516,672
53,500	CIT Group, Inc. **	364,335
313,250	Citigroup, Inc.	5,250,070
147,950	Fannie Mae **	2,886,504
7,630	Franklin Resources, Inc.	699,290
255,325	Freddie Mac	4,187,330
10,000	Goldman Sachs Group, Inc.	1,749,000
126,875	JPMorgan Chase & Co.	4,353,081
149,375	Lehman Brothers Holdings, Inc. **	2,959,119
180,500	Morgan Stanley	6,510,635
		30,117,895

	Electric — 3.5%
40,000	Edison International	2,055,200
23,000	Mirant Corp. *	900,450
33,000	NRG Energy, Inc. *	1,415,700
106,500	Public Service Enterprise Group, Inc. **	4,891,545
65,400	Wisconsin Energy Corp. **	2,957,388
		12,220,283

	Electrical Components & Equipment — 1.8%
1,057,975	Alcatel-Lucent Sponsored ADR *	6,390,169

	Electronics — 1.1%
57,100	Agilent Technologies, Inc. *	2,029,334
53,650	Tyco Electronics, Ltd.	1,921,743
		3,951,077

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Environmental Control — 0.6%
60,500	Waste Management, Inc.	2,281,455

	Food — 3.3%
49,350	Kraft Foods, Inc. Class A	1,404,008
134,700	Kroger Co. (The)	3,888,789
16,500	Nestle SA, Sponsored ADR	1,862,025
80,800	Safeway, Inc.	2,306,840
141,625	Sara Lee Corp.	1,734,906
33,000	Tyson Foods, Inc. Class A	493,020
		11,689,588

	Gas — 0.9%
54,925	Sempra Energy **	3,100,516
9,200	Southern Union Co.	248,584
		3,349,100

	Health Care - Products — 1.7%
92,073	Johnson & Johnson	5,923,977

	Health Care - Services — 0.3%
11,239	Aetna, Inc.	455,517
11,800	Humana, Inc. *	469,286
		924,803

	Home Furnishings — 1.0%
58,500	Whirlpool Corp. **	3,611,205

	Household Products & Wares — 0.9%
51,200	Kimberly-Clark Corp.	3,060,736

	Insurance — 9.4%
108,225	Allstate Corp. (The)	4,933,978
127,100	American International Group, Inc.	3,363,066
78,300	Chubb Corp.	3,837,483
64,606	Cigna Corp.	2,286,406
123,693	Fidelity National Financial, Inc. Class A **	1,558,532
124,900	Genworth Financial, Inc. Class A	2,224,469
26,405	Lincoln National Corp.	1,196,675
31,448	Metlife, Inc.	1,659,511
69,750	Torchmark Corp.	4,090,837
133,580	Travelers Cos., Inc. (The)	5,797,372
121,825	XL Capital, Ltd. Class A **	2,504,722
		33,453,051

	Iron & Steel — 0.4%
18,500	Nucor Corp.	1,381,395

	Machinery - Construction & Mining — 0.2%
7,931	Caterpillar, Inc.	585,466

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Machinery - Diversified — 0.7%
8,300	AGCO Corp. *	435,003
13,100	Cummins, Inc.	858,312
15,900	Deere & Co.	1,146,867
		2,440,182

	Media — 0.5%
45,000	Comcast Corp. Class A	853,650
6,100	Liberty Media Corp. - Entertainment *	148,224
28,000	Walt Disney Co. (The)	873,600
		1,875,474

	Metal Fabricate & Hardware — 0.1%
5,400	Precision Castparts Corp. **	520,398

	Mining — 0.8%
16,741	BHP Billiton, Ltd., Sponsored ADR	1,426,166
12,650	Freeport-McMoran Copper & Gold, Inc. Class B	1,482,453
		2,908,619

	Miscellaneous - Manufacturing — 2.3%
3,000	Brink’s Co. (The)	196,260
10,000	Eaton Corp.	849,700
233,000	General Electric Co.	6,218,770
21,750	Tyco International, Ltd.	870,870
		8,135,600

	Office & Business Equipment — 0.7%
71,000	Pitney Bowes, Inc.	2,421,100

	Oil & Gas — 11.7%
13,075	Anadarko Petroleum Corp.	978,533
9,350	Apache Corp.	1,299,650
44,400	BP Plc, Sponsored ADR	3,088,908
59,500	Chevron Corp.	5,898,235
24,300	ConocoPhillips	2,293,677
6,500	Diamond Offshore Drilling, Inc.	904,410
164,458	Exxon Mobil Corp.	14,493,684
16,800	Hess Corp.	2,119,992
26,700	Noble Corp.	1,734,432
37,000	Noble Energy, Inc.	3,720,720
24,300	Occidental Petroleum Corp.	2,183,598
9,500	Transocean, Inc. *	1,447,705
10,000	Valero Energy Corp.	411,800
15,000	XTO Energy, Inc.	1,027,650
		41,602,994

	Oil & Gas Services — 0.9%
39,400	Halliburton Co.	2,090,958
14,000	National Oilwell Varco, Inc. *	1,242,080
		3,333,038

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Pharmaceuticals — 7.5%
10,302	Abbott Laboratories	545,697
99,350	AmerisourceBergen Corp.	3,973,006
206,675	Bristol-Myers Squibb Co.	4,243,038
29,800	Herbalife, Ltd. **	1,154,750
16,200	Medco Health Solutions, Inc. *	764,640
152,190	Merck & Co., Inc.	5,736,041
496,025	Pfizer, Inc.	8,665,557
69,175	Schering-Plough Corp.	1,362,056
		26,444,785

	Pipelines — 1.5%
18,800	ONEOK, Inc.	918,004
140,800	Spectra Energy Corp.	4,046,592
8,400	Williams Cos., Inc.	338,604
		5,303,200

	REITS — 1.2%
8,500	AvalonBay Communities, Inc. REIT	757,860
5,387	Boston Properties, Inc. REIT	486,015
14,200	CBL & Associates Properties, Inc. REIT **	324,328
33,100	Prologis REIT **	1,798,985
10,000	Simon Property Group, Inc. REIT	898,900
		4,266,088

	Retail — 6.6%
17,500	Best Buy Co., Inc.	693,000
16,000	CVS Caremark Corp.	633,120
152,425	Home Depot, Inc.	3,569,793
74,100	JC Penney Co., Inc. **	2,689,089
30,675	Kohl’s Corp. *	1,228,227
141,040	Limited Brands, Inc.	2,376,524
7,600	Macy’s, Inc.	147,592
6,730	McDonald’s Corp.	378,361
16,000	Nordstrom, Inc.	484,800
37,500	Staples, Inc.	890,625
103,510	TJX Cos., Inc. **	3,257,460
126,867	Wal-Mart Stores, Inc.	7,129,925
		23,478,516

	Savings & Loans — 0.2%
159,575	Washington Mutual, Inc. **	786,705

	Software — 2.8%
196,475	CA, Inc.	4,536,608
201,750	Microsoft Corp.	5,550,142
		10,086,750

	Telecommunications — 5.1%
314,641	AT&T, Inc.	10,600,255
79,275	Motorola, Inc.	581,879
181,376	Verizon Communications, Inc. **	6,420,710

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Telecommunications — continued
20,400	Vodafone Group Plc, Sponsored ADR	600,984
		18,203,828

	Transportation — 0.5%
17,550	Burlington Northern Santa Fe Corp.	1,753,069
	TOTAL COMMON STOCKS (COST $399,909,250)	347,850,576

Par Value ($)
	SHORT-TERM INVESTMENTS — 12.6%

	Bank Deposits — 1.4%
4,849,779	Euro Time Deposit, 1.00%, due 07/01/2008	4,849,779

	Securities Lending Collateral — 11.2%
39,715,630	State Street Navigator Securities Lending Portfolio***	39,715,630
	TOTAL SHORT-TERM INVESTMENTS (COST $44,565,409)	44,565,409
	TOTAL INVESTMENTS — 110.7% (Cost $444,474,659)	392,415,985
	Other Assets and Liabilities (net) — (10.7)%	(38,046,684)
	NET ASSETS — 100.0%	$354,369,301

Notes to Schedule of Investments:

ADR - American Depository Receipt
REIT - Real Estate Investment Trust
*	Non-income producing security.
**	All or a portion of this security is out on loan.
***	Represents an investment of securities lending collateral.

See accompanying notes to the Schedule of Investments.

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	98.1
Short-Term Investments	12.6
Other Assets and Liabilities (net)	(10.7)
100.0%

See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund

Schedule of Investments

(showing percentage of total net assets)

June 30, 2008  (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.8%

	Advertising — 0.3%
19,263	Focus Media Holding, Ltd., ADR * **	533,970

	Aerospace & Defense — 1.0%
55,000	BE Aerospace, Inc. * **	1,280,950
7,355	Goodrich Corp.	349,068
1,481	Moog, Inc. Class A * **	55,153
		1,685,171

	Apparel — 1.0%
71,400	CROCS, Inc. *	571,914
13,861	Guess ?, Inc. **	519,094
15,019	Phillips-Van Heusen Corp.	549,996
		1,641,004

	Auto Manufacturers — 0.5%
42,700	Oshkosh Corp.	883,463

	Auto Parts & Equipment — 0.6%
11,292	Autoliv, Inc. **	526,433
9,013	WABCO Holdings, Inc. **	418,744
		945,177

	Banks — 0.6%
22,800	East-West Bancorp, Inc.	160,968
6,800	Frontier Financial Corp.	57,936
9,300	People’s United Financial, Inc.	145,080
4,200	SVB Financial Group *	202,062
79,000	UCBH Holdings, Inc.	177,750
9,600	Zions Bancorporation	302,304
		1,046,100

	Biotechnology — 5.2%
47,500	Affymetrix, Inc. *	488,775
28,388	Alexion Pharmaceuticals, Inc. * **	2,058,130
15,800	American Oriental Bioengineering, Inc. *	155,946
87,900	Cell Genesys, Inc. *	228,540
8,805	Charles River Laboratories International, Inc. * **	562,815
41,170	Illumina, Inc. * **	3,586,319
31,300	Invitrogen Corp. * **	1,228,838
2,100	Millipore Corp. *	142,506
		8,451,869

	Chemicals — 0.9%
10,256	Airgas, Inc. **	598,848
1,700	Albemarle Corp.	67,847
1,400	Intrepid Potash, Inc. *	92,092
21,700	Metabolix, Inc. *	212,660
10,564	OM Group, Inc. * **	346,393

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Chemicals — continued
2,700	Terra Industries, Inc.	133,245
		1,451,085

	Coal — 3.4%
14,600	Consol Energy, Inc.	1,640,602
37,400	Massey Energy Co. **	3,506,250
3,461	Walter Industries, Inc. **	376,453
		5,523,305

	Commercial Services — 4.8%
11,795	Apollo Group, Inc. Class A * **	522,047
46,600	Corinthian Colleges, Inc. * **	541,026
31,826	DeVry, Inc. **	1,706,510
4,500	Emergency Medical Services Corp. Class A *	101,835
23,192	Geo Group (The), Inc. * **	521,820
14,045	ITT Educational Services, Inc. * **	1,160,538
500	Morningstar, Inc. *	36,015
73,500	Navigant Consulting, Inc. * **	1,437,660
21,400	Parexel International Corp. * **	563,034
16,792	Quanta Services, Inc. * **	558,670
17,404	Ritchie Bros Auctioneers, Inc.	472,171
500	Strayer Education, Inc.	104,535
		7,725,861

	Computers — 2.4%
155,200	Brocade Communications Systems, Inc. *	1,278,848
800	Factset Research Systems, Inc.	45,088
31,200	Immersion Corp. *	212,472
25,065	Micros Systems, Inc. * **	764,232
28,918	NCR Corp. * **	728,733
64,700	Riverbed Technology, Inc. *	887,684
		3,917,057

	Cosmetics & Personal Care — 0.2%
15,600	Bare Escentuals, Inc. *	292,188

	Distribution & Wholesale — 1.4%
31,293	LKQ Corp. * **	565,465
41,000	WESCO International, Inc. *	1,641,640
		2,207,105

	Diversified Financial Services — 2.5%
20,127	Affiliated Managers Group * **	1,812,638
46,900	Blackstone Group (The), LP	854,049
5,900	Greenhill & Co., Inc.	317,774
19,683	Invesco, Ltd.	471,998
22,100	Och-Ziff Capital Management Group LLC	420,121
3,800	Waddell & Reed Financial, Inc. Class A	133,038
		4,009,618

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Electric — 0.1%
1,900	Ormat Technologies, Inc.	93,442

	Electrical Components & Equipment — 1.6%
35,600	Ametek, Inc. **	1,681,032
9,723	Belden, Inc. **	329,415
1,200	Energizer Holdings, Inc. *	87,708
3,445	General Cable Corp. * **	209,628
20,700	Universal Display Corp. *	255,024
		2,562,807

	Electronics — 2.9%
32,392	Amphenol Corp. Class A **	1,453,753
19,200	China Digital TV Holding Co., Ltd., ADR *	267,072
46,400	Flextronics International, Ltd. *	436,160
6,500	Gentex Corp.	93,860
6,918	Itron, Inc. * **	680,385
27,870	PerkinElmer, Inc.	776,179
900	Rofin-Sinar Technologies, Inc. *	27,180
15,018	Trimble Navigation, Ltd. * **	536,143
6,419	Waters Corp. *	414,026
		4,684,758

	Energy-Alternate Sources — 0.8%
52,900	Evergreen Solar, Inc. *	512,601
1,421	First Solar Inc * **	387,677
6,600	Sunpower Corp. Class A *	475,068
		1,375,346

	Engineering & Construction — 3.0%
17,496	Chicago Bridge & Iron Co. NV	696,690
31,526	Emcor Group, Inc. * **	899,437
17,924	KBR, Inc. **	625,727
25,311	McDermott International, Inc. * **	1,566,498
25,588	URS Corp. * **	1,073,928
		4,862,280

	Entertainment — 0.5%
25,300	DreamWorks Animation SKG, Inc. Class A *	754,193

	Environmental Control — 1.0%
10,800	EnergySolutions, Inc.	241,380
25,361	Republic Services, Inc. **	753,222
20,201	Waste Connections, Inc. * **	645,018
		1,639,620

	Food — 1.6%
1,700	McCormick & Co., Inc.	60,622
53,400	Smithfield Foods, Inc. * **	1,061,592
69,600	Tyson Foods, Inc. Class A	1,039,824

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Food — continued
15,700	Whole Foods Market, Inc.	371,933
		2,533,971

	Forest Products & Paper — 0.1%
17,500	Domtar Corp. *	95,375

	Health Care - Products — 4.0%
29,219	Arthrocare Corp. * **	1,192,427
1,900	Cooper Cos. (The), Inc.	70,585
36,020	Gen-Probe, Inc. *	1,710,230
10,862	Haemonetics Corp. * **	602,407
2,800	Henry Schein, Inc. *	144,396
48,240	Hologic, Inc. * **	1,051,632
17,197	Immucor, Inc. * **	445,058
12,992	NuVasive, Inc. * **	580,223
5,096	Techne Corp. * **	394,379
30,400	Volcano Corp. *	370,880
		6,562,217

	Health Care - Services — 2.5%
33,000	DaVita, Inc. *	1,753,290
25,236	Pediatrix Medical Group, Inc. * **	1,242,368
27,684	Psychiatric Solutions, Inc. * **	1,047,563
		4,043,221

	Household Products & Wares — 1.2%
32,000	Church & Dwight Co., Inc. **	1,803,200
3,600	Fossil, Inc. *	104,652
1,000	Tupperware Brands Corp.	34,220
		1,942,072

	Insurance — 0.2%
3,795	Assurant, Inc. **	250,318

	Internet — 3.1%
5,300	Avocent Corp. *	98,580
4,700	Blue Nile, Inc. *	199,844
63,600	Check Point Software Technologies *	1,505,412
1,200	Equinix, Inc. *	107,064
57,003	F5 Networks, Inc. * **	1,620,025
4,200	Giant Interactive Group, Inc., ADR *	50,904
12,800	GSI Commerce, Inc. *	174,464
4,319	priceline.com, Inc. * **	498,672
19,729	VeriSign, Inc. * **	745,756
		5,000,721

	Iron & Steel — 0.1%
1,600	Cleveland-Cliffs, Inc.	190,704

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Machinery - Construction & Mining — 0.4%
9,323	Joy Global, Inc.	706,963

	Machinery - Diversified — 2.5%
6,605	AGCO Corp. * **	346,168
47,950	Idex Corp. **	1,766,478
11,366	Intermec, Inc. * **	239,595
50,600	Manitowoc Co. (The), Inc. **	1,646,018
		3,998,259

	Media — 0.7%
6,467	Central European Media Enterprises, Ltd. * **	585,458
34,500	Martha Stewart Living Omnimedia Class A *	255,300
26,200	RHI Entertainment, Inc. *	340,338
		1,181,096

	Metal Fabricate & Hardware — 1.1%
7,000	Dynamic Materials Corp.	230,650
4,600	Kaydon Corp.	236,486
2,240	Precision Castparts Corp. **	215,869
28,207	Sims Group, Ltd., Sponsored ADR	1,125,459
		1,808,464

	Mining — 0.1%
16,000	Titanium Metals Corp.	223,840

	Miscellaneous - Manufacturing — 1.1%
46,400	Actuant Corp. Class A **	1,454,640
13,400	Hexcel Corp. *	258,620
		1,713,260

	Office Furnishings — 0.1%
4,900	Herman Miller, Inc.	121,961

	Oil & Gas — 4.9%
5,300	Atwood Oceanics, Inc. *	659,002
9,586	Continental Resources, Inc./OK * **	664,501
82,034	Denbury Resources, Inc. *	2,994,241
2,100	EXCO Resources, Inc. *	77,511
6,400	Mariner Energy, Inc. *	236,608
5,683	Penn Virginia Corp. **	428,612
12,473	PetroHawk Energy Corp. * **	577,625
23,200	Range Resources Corp.	1,520,528
15,500	Tesoro Corp.	306,435
4,895	Unit Corp. *	406,138
		7,871,201

	Oil & Gas Services — 7.1%
62,700	BJ Services Co. **	2,002,638
4,740	Cie Generale de Geophysique-Veritas, Sponsored ADR *	223,775
3,625	Core Laboratories NV * **	516,019

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Oil & Gas Services — continued
39,223	Exterran Holdings, Inc. * **	2,804,052
2,400	FMC Technologies, Inc. *	184,632
24,662	Helix Energy Solutions Group, Inc. * **	1,026,926
12,800	Hercules Offshore, Inc. *	486,656
20,203	Hornbeck Offshore Services, Inc. * **	1,141,672
12,007	Oceaneering International, Inc. * **	925,139
20,500	Smith International, Inc. **	1,704,370
7,600	Superior Energy Services *	419,064
		11,434,943

	Packaging & Containers — 0.9%
55,400	Crown Holdings, Inc. *	1,439,846

	Pharmaceuticals — 8.5%
19,300	Cephalon, Inc. *	1,287,117
52,700	Cubist Pharmaceuticals, Inc. *	941,222
40,100	CV Therapeutics, Inc. *	330,023
39,500	Dentsply International, Inc.	1,453,600
121,700	Elan Corp. Plc, Sponsored ADR * **	4,326,435
121,000	Medarex, Inc. *	799,810
8,900	Medicis Pharmaceutical Corp. Class A	184,942
6,600	Mylan, Inc. *	79,662
51,200	OSI Pharmaceuticals, Inc. * **	2,115,584
19,225	Patterson Cos., Inc. * **	565,023
20,314	Perrigo Co. **	645,376
96,700	Santarus, Inc. * **	194,367
18,300	Shire, Ltd. ADR, ADR **	899,079
		13,822,240

	Pipelines — 0.5%
11,500	Equitable Resources, Inc.	794,190

	Real Estate — 0.1%
81,200	Meruelo Maddux Properties, Inc. *	177,016

	REITS — 0.7%
29,500	Annaly Capital Management, Inc. REIT	457,545
25,900	Lasalle Hotel Properties REIT **	650,867
		1,108,412

	Retail — 4.3%
20,415	Cheesecake Factory (The) * **	324,803
60,100	Chico’s FAS, Inc. *	322,737
5,700	Chipotle Mexican Grill, Inc. Class A *	470,934
3,300	Dick’s Sporting Goods, Inc. *	58,542
17,600	GameStop Corp. Class A * **	711,040
13,600	J Crew Group, Inc. *	448,936
5,300	Lululemon Athletica, Inc. *	154,018
33,100	O’Reilly Automotive, Inc. *	739,785
33,600	Petsmart, Inc.	670,320
117,700	Quiksilver, Inc. *	1,155,814
6,500	Tiffany & Co.	264,875

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Retail — continued
48,300	Urban Outfitters, Inc. * **	1,506,477
6,600	Williams-Sonoma, Inc.	130,944
		6,959,225

	Semiconductors — 2.8%
115,200	Anadigics, Inc. * **	1,134,720
29,300	ATMI, Inc. * **	818,056
6,105	Hittite Microwave Corp. * **	217,460
30,587	Integrated Device Technology, Inc. * **	304,035
7,900	Intersil Corp. Class A	192,128
30,617	Marvell Technology Group, Ltd. * **	540,696
3,000	Novellus Systems, Inc. *	63,570
41,800	Skyworks Solutions, Inc. *	412,566
15,200	Teradyne, Inc. *	168,264
47,300	Triquint Semiconductor, Inc. *	286,638
10,207	Varian Semiconductor Equipment Associates, Inc. * **	355,408
		4,493,541

	Software — 7.8%
62,550	ACI Worldwide, Inc. * **	1,100,254
31,037	Activision, Inc. *	1,057,431
23,308	Ansys, Inc. * **	1,098,273
52,100	BMC Software, Inc. * **	1,875,600
13,200	Commvault Systems, Inc. *	219,648
6,500	Longtop Financial Technologies, Ltd., ADR *	107,640
9,900	Medassets, Inc. *	168,795
3,900	MSCI, Inc. Class A *	141,531
107,600	Nuance Communications, Inc. *	1,686,092
18,610	Omniture, Inc. * **	345,588
122,000	Red Hat, Inc. * **	2,524,180
45,500	Satyam Computer Services, Ltd., ADR	1,115,660
53,600	VeriFone Holdings, Inc. * **	640,520
11,603	Verint Systems, Inc. *	272,438
30,700	Wind River Systems, Inc. *	334,323
		12,687,973

	Telecommunications — 4.5%
33,300	Clearwire Corp. Class A *	431,568
6,174	CommScope, Inc. * **	325,802
67,415	Comverse Technology, Inc. * **	1,142,684
6,295	Foundry Networks, Inc. * **	74,407
20,415	Nice Systems, Ltd., Sponsored ADR *	603,672
15,900	NII Holdings, Inc. Class B *	755,091
111,900	Polycom, Inc. * **	2,725,884
175,200	RF Micro Devices, Inc. *	508,080
21,142	SBA Communications Corp. * **	761,323
		7,328,511

	Transportation — 2.2%
18,841	Expeditors International Washington, Inc. **	810,163
8,287	HUB Group, Inc. Class A * **	282,836
3,300	JB Hunt Transport Services, Inc.	109,824
33,100	Kansas City Southern * **	1,456,069

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Transportation — continued
7,819	Kirby Corp. *	375,312
2,400	Landstar System, Inc.	132,528
17,934	UTI Worldwide, Inc.	357,783
		3,524,515

	Trucking & Leasing — 0.0%
7,400	Aircastle, Ltd. **	62,235
	TOTAL COMMON STOCKS (COST $158,500,922)	158,361,709

	PREFERRED STOCKS — 0.1%

	Banks — 0.1%
170	East West Bancorp, Inc.	119,935
	TOTAL PREFERRED STOCKS (COST $170,000)	119,935

Par Value ($)
	SHORT-TERM INVESTMENTS — 31.2%
	Bank Deposits — 2.6%
4,256,130	Euro Time Deposit, 1.00%, due 07/01/2008	4,256,130
	Securities Lending Collateral — 28.6%
46,350,902	State Street Navigator Securities Lending Portfolio***	46,350,902

	TOTAL SHORT-TERM INVESTMENTS (COST $50,607,032)	50,607,032

	TOTAL INVESTMENTS — 129.1% (Cost $209,277,954)	209,088,676
	Other Assets and Liabilities (net) — (29.1)%	(47,183,205)
	NET ASSETS — 100.0%	$161,905,471

Notes to Schedule of Investments:

ADR - American Depository Receipt
REIT - Real Estate Investment Trust
*	Non-income producing security.
**	All or a portion of this security is out on loan.
***	Represents an investment of securities lending collateral.

See accompanying notes to the Schedule of Investments.

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	97.8
Preferred Stocks	0.1
Short-Term Investments	31.2
Other Assets and Liabilities (net)	(29.1)
100.0%

See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments

(showing percentage of total net assets)

June 30, 2008  (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.3%

	Advertising — 0.2%
177,800	APAC Customer Services, Inc. * **	284,480

	Aerospace & Defense — 0.9%
3,100	Alliant Techsystems, Inc. * **	315,208
9,500	Goodrich Corp.	450,870
23,700	Kaman Corp. **	539,412
		1,305,490

	Agriculture — 0.4%
11,900	Universal Corp/Richmond VA **	538,118

	Airlines — 0.0%
6,400	UAL Corp. **	33,408
11,700	US Airways Group, Inc. * **	29,250
		62,658

	Apparel — 0.6%
29,000	Maidenform Brands, Inc. * **	391,500
12,600	Steven Madden, Ltd. * **	231,588
19,900	Tefron, Ltd. **	47,760
7,700	Weyco Group, Inc. **	204,281
		875,129

	Auto Manufacturers — 0.5%
36,000	Oshkosh Corp. **	744,840

	Auto Parts & Equipment — 0.6%
13,400	ArvinMeritor, Inc. **	167,232
17,100	ATC Technology Corp. * **	398,088
14,900	Cooper Tire & Rubber Co. **	116,816
11,947	Exide Technologies * **	200,232
		882,368

	Banks — 4.8%
17,500	AmericanWest Bancorp **	39,725
16,800	Associated Banc-Corp. **	324,072
24,200	Bancorpsouth, Inc. **	423,258
5,500	Bank of Hawaii Corp.	262,900
3,500	Bank of the Ozarks, Inc. **	52,010
4,600	Banner Corp. **	40,756
15,300	Citizens Republic Bancorp, Inc. **	43,146
5,400	City Bank/Lynnwood WA **	46,440
6,600	City National Corp. **	277,662
15,500	Colonial BancGroup (The), Inc. **	68,510
7,800	Comerica, Inc. **	199,914
4,200	Commerce Bancshares, Inc. **	166,572
10,900	Commonwealth Bankshares	137,558
10,600	Community Bancorp * **	53,106
2,500	First Financial Corp. **	76,525

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Banks — continued
6,500	First Horizon National Corp. **	48,295
8,300	First Regional Bancorp * **	46,563
9,200	First State Bancorporation **	50,600
9,400	FirstMerit Corp. **	153,314
8,800	Great Southern Bancorp, Inc. **	71,456
18,900	Hanmi Financial Corp. **	98,469
15,000	Huntington Bancshares, Inc. **	86,550
5,500	Imperial Capital Bancorp, Inc. **	31,515
5,400	Integra Bank Corp. **	42,282
25,600	NewBridge Bancorp	176,640
4,300	Northrim BanCorp, Inc.	78,131
135,000	People’s United Financial, Inc.	2,106,000
26,100	Popular, Inc. **	171,999
11,000	Provident Bankshares Corp. **	70,180
17,000	South Financial Group (The), Inc. **	66,640
11,600	Southwest Bancorp, Inc. **	133,400
9,300	StellarOne Corp. **	135,780
7,900	Susquehanna Bancshares, Inc. **	108,151
21,900	TCF Financial Corp. **	263,457
7,500	Texas Capital Bancshares, Inc. * **	120,000
54,200	UCBH Holdings, Inc. ** **	121,950
6,700	UnionBanCal Corp.	270,814
3,000	Univest Corp. of Pennsylvania **	59,580
11,800	Webster Financial Corp. **	219,480
9,700	West Coast Bancorp **	84,099
		7,027,499

	Beverages — 0.2%
8,300	Pepsi Bottling Group, Inc. **	231,736

	Building Materials — 1.4%
10,000	Armstrong World Industries, Inc. **	292,200
72,250	Gibraltar Industries, Inc. **	1,153,832
34,500	LSI Industries, Inc.	280,140
8,600	NCI Building Systems, Inc. * **	315,878
		2,042,050

	Chemicals — 3.1%
10,600	Ashland, Inc.	510,920
12,400	Celanese Corp. **	566,184
11,800	Eastman Chemical Co. **	812,548
11,300	HB Fuller Co. **	253,572
4,900	Huntsman Corp. **	55,860
45,900	ICO, Inc. * **	276,318
29,900	Landec Corp. * **	193,453
3,500	OM Group, Inc. * **	114,765
25,800	PolyOne Corp. *	179,826
36,300	Rockwood Holdings, Inc. *	1,263,240
22,600	Spartech Corp. **	213,118
1,200	Terra Nitrogen Co., LP **	155,808
		4,595,612

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Commercial Services — 3.4%
47,800	answerthink, Inc. *	274,372
8,800	Barrett Business Services, Inc.	104,104
8,800	CDI Corp. **	223,872
25,300	Convergys Corp. * **	375,958
11,700	Electro Rent Corp.	146,718
16,000	Gevity HR, Inc. **	86,080
29,650	Healthcare Services Group **	450,977
12,400	Healthspring, Inc. *	209,312
6,300	Hewitt Associates, Inc. Class A *	241,479
3,200	Hillenbrand, Inc.	68,480
133,450	Hooper Holmes, Inc. * **	136,119
6,800	Jackson Hewitt Tax Service, Inc. **	83,096
26,742	Learning Tree International, Inc. *	457,288
34,050	Monro Muffler, Inc. **	527,434
25,600	MPS Group, Inc. *	272,128
6,700	Multi-Color Corp. **	140,633
30,700	SAIC, Inc. * **	638,867
14,500	Service Corp. International, US **	142,970
49,000	Source Interlink Cos., Inc. * **	108,290
11,800	United Rentals, Inc. * **	231,398
		4,919,575

	Computers — 1.2%
67,800	Brocade Communications Systems, Inc. *	558,672
10,700	COMSYS IT Partners, Inc. * **	97,584
13,800	Cray, Inc. * **	64,032
38,000	Dot Hill Systems Corp. *	96,140
11,800	Hutchinson Technology, Inc. * **	158,592
3,300	Lexmark International, Inc. Class A * **	110,319
37,500	Pomeroy IT Solutions, Inc. *	172,500
29,100	Qualstar Corp. **	88,464
9,100	Rackable Systems, Inc. *	121,940
10,900	Rimage Corp. *	135,051
21,700	Smart Modular Technologies WWH, Inc. * **	83,111
		1,686,405

	Cosmetics & Personal Care — 0.3%
25,400	Elizabeth Arden, Inc. *	385,572

	Distribution & Wholesale — 1.6%
83,400	Bell Microproducts, Inc. * **	201,828
5,100	Houston Wire & Cable Co. **	101,490
8,900	Ingram Micro, Inc. Class A *	157,975
52,600	Navarre Corp. *	86,264
4,600	Tech Data Corp. *	155,894
7,100	United Stationers, Inc. * **	262,345
34,550	WESCO International, Inc. * **	1,383,382
		2,349,178

	Diversified Financial Services — 0.4%
26,200	Advanta Corp. Class B **	164,798
14,000	AmeriCredit Corp. * **	120,680
43,800	First Marblehead Corp. (The) **	112,566

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Diversified Financial Services — continued
170,500	Friedman Billings Ramsey Group, Inc. Class A **	255,750
9,700	Thornburg Mortgage, Inc. **	1,959
		655,753

	Electric — 3.9%
1,100	Allete, Inc. **	46,200
3,600	Alliant Energy Corp. **	123,336
4,100	Black Hills Corp. **	131,446
1,800	CMS Energy Corp. **	26,820
7,900	Energy East Corp.	195,288
6,300	Mirant Corp. * **	246,645
7,100	Northeast Utilities	181,263
1,300	NorthWestern Corp.	33,046
45,100	NRG Energy, Inc. * **	1,934,790
1,200	OGE Energy Corp. **	38,052
25,300	Pepco Holdings, Inc.	648,945
3,700	Pinnacle West Capital Corp.	113,849
5,200	Puget Energy, Inc.	124,748
53,300	Reliant Energy, Inc. *	1,133,691
9,500	SCANA Corp. **	351,500
7,800	UIL Holdings Corp. **	229,398
2,000	Wisconsin Energy Corp. **	90,440
		5,649,457

	Electrical Components & Equipment — 1.4%
15,000	Advanced Energy Industries, Inc. * **	205,500
15,750	General Cable Corp. * **	958,387
11,900	GrafTech International, Ltd. * **	319,277
8,600	Molex, Inc. **	209,926
7,000	Superior Essex, Inc. * **	312,410
		2,005,500

	Electronics — 4.0%
68,700	Arrow Electronics, Inc. * **	2,110,464
62,200	Avnet, Inc. *	1,696,816
45,700	Coherent, Inc. *	1,365,973
26,900	CTS Corp. **	270,345
5,900	Cubic Corp. **	131,452
135,700	Sanmina-SCI Corp. *	173,696
9,800	Vishay Intertechnology, Inc. *	86,926
		5,835,672

	Energy-Alternate Sources — 0.1%
19,800	Aventine Renewable Energy Holdings, Inc. * **	87,120

	Engineering & Construction — 0.5%
8,000	Emcor Group, Inc. * **	228,240
11,000	Insituform Technologies, Inc. Class A * **	167,530
5,600	KBR, Inc.	195,496
10,100	Sterling Construction Co., Inc. * **	200,586
		791,852

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Environmental Control — 0.1%
12,800	Allied Waste Industries, Inc. *	161,536

	Food — 1.3%
3,000	Cal-Maine Foods, Inc. **	98,970
3,700	Chiquita Brands International, Inc. * **	56,129
5,100	Corn Products International, Inc.	250,461
11,600	Diamond Foods, Inc. **	267,264
11,100	Ingles Markets, Inc. **	258,963
48,400	Smithfield Foods, Inc. * **	962,192
		1,893,979

	Forest Products & Paper — 5.7%
88,477	AbitibiBowater, Inc. **	825,491
7,100	Buckeye Technologies, Inc. * **	60,066
316,800	Domtar Corp. * **	1,726,560
47,800	MeadWestvaco Corp. **	1,139,552
1,700	Potlatch Corp. **	76,704
3,400	Rayonier, Inc. **	144,364
136,900	Sappi, Ltd., Sponsored ADR **	1,627,741
6,400	Schweitzer-Mauduit International, Inc.	107,840
12,000	Smurfit-Stone Container Corp. * **	48,840
161,094	Temple-Inland, Inc. **	1,815,529
102,800	Wausau Paper Corp. **	792,588
		8,365,275

	Gas — 1.2%
6,000	AGL Resources, Inc.	207,480
6,400	Energen Corp.	499,392
21,900	NiSource, Inc. **	392,448
8,400	Southern Union Co.	226,968
9,800	Vectren Corp.	305,858
5,700	WGL Holdings, Inc.	198,018
		1,830,164

	Hand & Machine Tools — 1.3%
27,700	Kennametal, Inc.	901,635
12,200	Lincoln Electric Holdings, Inc. **	960,140
		1,861,775

	Health Care - Products — 1.2%
28,000	Cantel Medical Corp. Class B * **	283,360
43,406	Cardiac Science Corp. *	355,929
19,300	DEL Global Technologies Corp. *	32,810
25,400	EDAP TMS SA, ADR * **	75,946
8,000	Hanger Orthopedic Group, Inc. * **	131,920
88,100	HealthTronics, Inc. * **	288,087
3,200	Hill-Rom Holdings, Inc. **	86,336
19,900	Home Diagnostics, Inc. * **	180,294
5,700	ICU Medical, Inc. * **	130,416
10,870	North American Scientific, Inc. *	11,305

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Health Care - Products — continued
31,760	SeraCare Life Sciences, Inc. *	155,306
		1,731,709

	Health Care - Services — 3.0%
77,000	Allied Healthcare International, Inc. * **	153,230
17,000	American Dental Partners, Inc. * **	201,790
11,400	AMERIGROUP Corp. * **	237,120
11,000	Apria Healthcare Group, Inc. * **	213,290
12,700	Centene Corp. * **	213,233
49,800	Community Health Systems, Inc. * **	1,642,404
17,900	Ensign Group (The), Inc. **	205,850
44,300	Five Star Quality Care, Inc. * **	209,539
26,000	Health Management Associates, Inc. Class A * **	169,260
4,700	Health Net, Inc. * **	113,082
9,900	Kindred Healthcare, Inc. *	284,724
40,400	NovaMed, Inc. * **	152,308
20,500	RehabCare Group, Inc. * **	328,615
4,000	Universal Health Services, Inc. Class B **	252,880
		4,377,325

	Home Builders — 0.2%
5,700	KB Home **	96,501
500	NVR, Inc. * **	250,040
		346,541

	Home Furnishings — 0.3%
13,000	Universal Electronics, Inc. * **	271,700
1,900	Whirlpool Corp. **	117,287
		388,987

	Household Products & Wares — 1.3%
16,800	American Greetings Corp. Class A **	207,312
4,300	CSS Industries, Inc. **	104,146
22,800	Ennis, Inc. **	356,820
18,550	Fossil, Inc. * **	539,249
17,800	Russ Berrie & Co., Inc. * **	141,866
19,900	Standard Register Co. (The) **	187,657
14,100	WD-40 Co. **	412,425
		1,949,475

	Housewares — 0.9%
81,800	Newell Rubbermaid, Inc.	1,373,422

	Insurance — 10.2%
19,000	Affirmative Insurance Holdings, Inc.	129,200
2,600	Allied World Assurance Co. Holdings, Ltd./Bermuda	103,012
49,000	American Equity Investment Life Holding Co. **	399,350
39,500	American Financial Group, Inc.	1,056,625
8,500	American Physicians Service Group, Inc.	187,340
22,000	American Safety Insurance Holdings, Ltd. *	316,360
35,700	Amerisafe, Inc. *	569,058

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Insurance — continued
4,900	Arch Capital Group, Ltd. *	324,968
5,600	Aspen Insurance Holdings, Ltd. **	132,552
6,400	Assurant, Inc.	422,144
5,800	Axis Capital Holdings, Ltd.	172,898
13,300	Castlepoint Holdings, Ltd. **	120,897
7,900	CNA Financial Corp. **	198,685
36,200	Conseco, Inc. * **	359,104
54,000	CRM Holdings, Ltd. * **	181,440
26,700	Donegal Group, Inc. Class A **	423,729
11,100	EMC Insurance Group, Inc. **	267,288
6,200	Endurance Specialty Holdings, Ltd. **	190,898
52,550	Hanover Insurance Group (The), Inc.	2,233,375
7,500	IPC Holdings, Ltd. **	199,125
2,700	Kingsway Financial Services, Inc.	23,463
3,500	LandAmerica Financial Group, Inc. **	77,665
47,900	Meadowbrook Insurance Group, Inc. **	253,870
12,800	Montpelier Re Holdings, Ltd. **	188,800
34,200	Old Republic International Corp. **	404,928
7,900	PartnerRe, Ltd.	546,127
32,100	PMA Capital Corp. Class A *	295,641
33,300	PMI Group (The), Inc. **	64,935
20,800	Procentury Corp. **	329,472
1,400	RenaissanceRe Holdings, Ltd. **	62,538
14,500	Safeco Corp.	973,820
30,900	SeaBright Insurance Holdings, Inc. *	447,432
11,500	StanCorp Financial Group, Inc. **	540,040
70,300	Tower Group, Inc. **	1,489,657
52,900	Unum Group **	1,081,805
9,300	WR Berkley Corp.	224,688
		14,992,929

	Internet — 0.7%
33,700	i2 Technologies, Inc. * **	418,891
107,400	Lionbridge Technologies * **	277,092
52,300	SupportSoft, Inc. * **	169,975
17,600	Website Pros, Inc. * **	146,608
		1,012,566

	Investment Companies — 0.1%
43,458	MCG Capital Corp. **	172,963

	Iron & Steel — 2.2%
21,000	Carpenter Technology Corp. **	916,650
23,000	Material Sciences Corp. *	186,300
4,900	Olympic Steel, Inc. **	372,008
22,000	Reliance Steel & Aluminum Co. **	1,695,980
		3,170,938

	Leisure Time — 0.1%
11,900	Arctic Cat, Inc. **	93,415
14,300	Nautilus, Inc. **	72,644
		166,059

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Machinery - Diversified — 2.4%
22,500	Columbus McKinnon Corp. * **	541,800
10,650	Gardner Denver, Inc. *	604,920
33,950	Gerber Scientific, Inc. * **	386,351
13,900	Intevac, Inc. *	156,792
45,600	Presstek, Inc. * **	226,176
47,350	Sauer-Danfoss, Inc. **	1,474,952
4,500	Tecumseh Products Co. Class A * **	147,510
1,400	Twin Disc, Inc. **	29,302
		3,567,803

	Media — 0.6%
41,600	Citadel Broadcasting Corp. * **	50,752
9,400	Entercom Communications Corp. **	65,988
12,100	Gannett Co., Inc. **	262,207
25,500	Idearc, Inc. **	59,925
12,700	Lee Enterprises, Inc. **	50,673
8,000	Media General, Inc. Class A **	95,600
25,700	Outdoor Channel Holdings, Inc. * **	179,386
124,400	Westwood One, Inc. * **	154,256
		918,787

	Metal Fabricate & Hardware — 1.5%
16,700	Commercial Metals Co.	629,590
4,700	Mueller Industries, Inc. **	151,340
44,800	NN, Inc. **	624,512
15,200	Timken Co.	500,688
11,000	Worthington Industries, Inc. **	225,500
		2,131,630

	Mining — 0.5%
11,200	Century Aluminum Co. * **	744,688

	Miscellaneous - Manufacturing — 3.0%
30,700	Acuity Brands, Inc. **	1,476,056
4,100	American Railcar Industries, Inc. **	68,798
3,200	AO Smith Corp. **	105,056
19,900	Blount International, Inc. * **	231,039
35,800	Flanders Corp. * **	216,590
225,900	Griffon Corp. * **	1,978,884
200	Reddy Ice Holdings, Inc. **	2,736
12,100	Standex International Corp. **	250,954
1,700	Teleflex, Inc.	94,503
		4,424,616

	Office & Business Equipment — 0.1%
12,900	IKON Office Solutions, Inc. **	145,512

	Office Furnishings — 0.1%
9,500	Steelcase, Inc. Class A **	95,285

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Oil & Gas — 4.4%
19,900	Brigham Exploration Co. * **	315,017
5,200	Cabot Oil & Gas Corp.	352,196
6,000	Calumet Specialty Products Partners, LP **	86,160
5,500	Cimarex Energy Co. **	383,185
8,400	Energy Partners, Ltd. *	125,328
8,100	Frontier Oil Corp. **	193,671
42,700	Grey Wolf, Inc. * **	385,581
21,000	Harvest Natural Resources, Inc. * **	232,260
2,500	Newfield Exploration Co. *	163,125
23,300	Patterson-UTI Energy, Inc. **	839,732
34,400	St Mary Land & Exploration Co. **	2,223,616
8,700	Stone Energy Corp. *	573,417
6,000	Sunoco, Inc. **	244,140
5,200	Tesoro Corp. **	102,804
15,500	Warren Resources, Inc. * **	227,540
		6,447,772

	Oil & Gas Services — 1.4%
53,600	Acergy SA, Sponsored ADR **	1,193,136
3,000	Dresser-Rand Group, Inc. *	117,300
43,500	Newpark Resources * **	341,910
4,600	SEACOR Holdings, Inc. * **	411,746
		2,064,092

	Packaging & Containers — 1.0%
29,700	Chesapeake Corp. * **	69,795
38,000	Packaging Corp. of America	817,380
20,400	Sonoco Products Co.	631,380
		1,518,555

	Pharmaceuticals — 1.0%
66,800	BioScrip, Inc. *	173,012
27,500	King Pharmaceuticals, Inc. * **	287,925
7,500	Matrixx Initiatives, Inc. * **	124,950
3,300	NBTY, Inc. *	105,798
10,600	Omnicare, Inc. **	277,932
28,600	Sepracor, Inc. * **	569,712
		1,539,329

	Pipelines — 1.8%
4,900	Equitable Resources, Inc.	338,394
19,700	National Fuel Gas Co. **	1,171,756
4,800	ONEOK Partners, LP	268,320
16,900	ONEOK, Inc.	825,227
		2,603,697

	Real Estate — 0.1%
11,800	Thomas Properties Group, Inc. **	116,112

	REITS — 4.4%
15,500	Agree Realty Corp. REIT	341,775

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	REITS — continued
900	Alesco Financial, Inc. REIT **	1,800
700	Alexandria Real Estate Equities, Inc. REIT **	68,138
1,168	American Campus Communities, Inc. REIT **	32,517
140,850	Anthracite Capital, Inc. REIT **	991,584
91,150	Anworth Mortgage Asset Corp. REIT **	593,387
4,267	Apartment Investment & Management Co. REIT Class A **	145,334
1,000	Arbor Realty Trust, Inc. REIT **	8,970
4,000	Ashford Hospitality Trust, Inc. REIT **	18,480
2,900	BioMed Realty Trust, Inc. REIT **	71,137
3,900	Brandywine Realty Trust REIT	61,464
2,300	Bre Properties, Inc. REIT	99,544
2,600	Camden Property Trust REIT **	115,076
700	Capital Trust Inc., NY REIT Class A **	13,447
2,600	CapitalSource, Inc. REIT **	28,808
1,400	CapLease, Inc. REIT **	10,486
25,000	Care Investment Trust, Inc. REIT **	235,750
2,900	CBL & Associates Properties, Inc. REIT **	66,236
1,600	Cedar Shopping Centers, Inc. REIT **	18,752
700	Chimera Investment Corp. REIT **	6,307
2,200	Colonial Properties Trust REIT **	44,044
1,500	Corporate Office Properties Trust SBI MD REIT **	51,495
500	Crystal River Capital, Inc. REIT **	1,830
7,400	DCT Industrial Trust, Inc. REIT **	61,272
3,400	Deerfield Capital Corp. REIT **	2,686
4,400	DiamondRock Hospitality Co. REIT **	47,916
4,700	Douglas Emmett, Inc. REIT	103,259
1,800	Duke Realty Corp. REIT **	40,410
100	EastGroup Properties, Inc. REIT **	4,290
900	Education Realty Trust, Inc. REIT **	10,485
1,200	Entertainment Properties Trust REIT **	59,328
1,500	Equity One, Inc. REIT **	30,825
600	Essex Property Trust, Inc. REIT **	63,900
2,800	Extra Space Storage, Inc. REIT **	43,008
1,300	Federal Realty Invs Trust REIT **	89,700
30,600	Feldman Mall Properties, Inc. REIT * **	33,354
1,000	First Industrial Realty Trust, Inc. REIT **	27,470
800	First Potomac Realty Trust REIT **	12,192
2,500	Franklin Street Properties Corp. REIT **	31,600
1,000	Gramercy Capital Corp., New York REIT **	11,590
3,400	Health Care REIT, Inc.	151,300
2,200	Healthcare Realty Trust, Inc. REIT **	52,294
1,300	Hersha Hospitality Trust REIT Class A	9,815
800	Highwoods Properties, Inc. REIT **	25,136
300	Home Properties, Inc. REIT **	14,418
4,600	Hospitality Properties Trust REIT **	112,516
10,400	HRPT Properties Trust REIT	70,408
1,900	Inland Real Estate Corp. REIT **	27,398
2,100	Investors Real Estate Trust REIT **	20,034
6,500	iStar Financial, Inc. REIT **	85,865
40,200	JER Investors Trust, Inc. REIT **	253,260
600	Kite Realty Group Trust REIT	7,500
1,700	Lasalle Hotel Properties REIT **	42,721
17,400	Lexington Realty Trust REIT **	237,162
4,300	Liberty Property Trust REIT	142,545
900	LTC Properties, Inc. REIT **	23,004
3,100	Mack-Cali Realty Corp. REIT	105,927

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	REITS — continued
700	Maguire Properties, Inc. REIT **	8,519
39,800	Medical Properties Trust, Inc. REIT **	402,776
6,600	MFA Mortgage Investments, Inc. REIT	43,032
300	Mission West Properties, Inc. REIT **	3,288
1,000	National Health Investors, Inc. REIT **	28,510
3,100	National Retail Properties, Inc. REIT **	64,790
300	Nationwide Health Properties, Inc. REIT **	9,447
2,200	Newcastle Investment Corp. REIT **	15,422
2,300	NorthStar Realty Finance Corp. REIT **	19,136
600	Parkway Properties Inc. REIT	20,238
1,500	Pennsylvania Real Estate Investment Trust REIT **	34,710
1,700	Post Properties, Inc. REIT **	50,575
2,300	RAIT Financial Trust REIT **	17,066
100	Ramco-Gershenson Properties Trust REIT **	2,054
4,900	Realty Income Corp. REIT **	111,524
1,000	Redwood Trust, Inc. REIT **	22,790
3,300	Regency Centers Corp. REIT **	195,096
300	Resource Capital Corp. REIT **	2,163
4,300	Senior Housing Properties Trust REIT **	83,979
900	Sovran Self Storage, Inc. REIT	37,404
3,100	Strategic Hotels & Resorts, Inc. REIT **	29,047
2,600	Sunstone Hotel Investors, Inc. REIT **	43,160
1,000	Taubman Centers, Inc. REIT	48,650
1,700	U-Store-It Trust REIT **	20,315
400	Universal Health Realty Income Trust REIT	12,000
1,000	Urstadt Biddle Properties, Inc. REIT Class A **	14,660
1,100	Winthrop Realty Trust REIT	3,960
		6,425,260

	Retail — 8.5%
25,200	AC Moore Arts & Crafts, Inc. * **	177,660
11,200	American Eagle Outfitters, Inc. **	152,656
9,600	Amerigas Partners, LP **	305,760
11,700	AnnTaylor Stores Corp. * **	280,332
26,300	Autonation, Inc. * **	263,526
4,000	Big Lots, Inc. * **	124,960
13,400	BJ’s Wholesale Club, Inc. * **	518,580
12,400	Brown Shoe Co., Inc. **	168,020
9,700	Build-A-Bear Workshop, Inc. * **	70,519
72,800	Casey’s General Stores, Inc. **	1,686,776
24,300	Cato Corp. Class A **	346,032
9,000	CBRL Group, Inc. **	220,590
23,277	Charlotte Russe Holding, Inc. *	413,400
59,100	Charming Shoppes, Inc. * **	271,269
10,700	Christopher & Banks Corp.	72,760
9,600	Citi Trends, Inc. * **	217,536
49,100	Coldwater Creek, Inc. * **	259,248
11,700	Dress Barn, Inc. * **	156,546
6,400	Ferrellgas Partners-LP	125,952
26,500	HOT Topic, Inc. * **	143,365
12,200	Insight Enterprises, Inc. * **	143,106
7,700	Jo-Ann Stores, Inc. * **	177,331
22,100	Jones Apparel Group, Inc. **	303,875
10,100	Kenneth Cole Productions, Inc. Class A **	128,270
7,000	Landry’s Restaurants, Inc. **	125,790

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Retail — continued
12,600	McCormick & Schmick’s Seafood Restaurants, Inc. * **	121,464
21,300	Morton’s Restaurant Group, Inc. * **	146,544
20,400	Mothers Work, Inc. * **	205,428
7,900	Movado Group, Inc. **	156,420
55,900	New York & Co., Inc. *	510,367
17,700	O’Charleys, Inc. **	178,062
219,100	Pacific Sunwear of California, Inc. *	1,868,923
12,000	Pantry (The), Inc. * **	127,920
21,100	PC Mall, Inc. * **	286,116
17,400	RadioShack Corp. **	213,498
23,700	Retail Ventures, Inc. * **	109,020
6,700	Ross Stores, Inc. **	237,984
14,000	School Specialty, Inc. * **	416,220
16,900	Shoe Carnival, Inc. * **	199,251
14,700	Suburban Propane Partners, LP **	561,981
58,800	Wet Seal (The), Inc. Class A * **	280,476
		12,473,533

	Savings & Loans — 0.7%
64,700	BankAtlantic Bancorp, Inc. Class A **	113,872
27,000	First Niagara Financial Group, Inc. **	347,220
9,700	FirstFed Financial Corp. * **	77,988
17,800	PFF Bancorp, Inc. **	19,224
18,000	Provident Financial Services, Inc. **	252,180
7,900	Washington Federal, Inc. **	142,990
1,800	WSFS Financial Corp. **	80,280
		1,033,754

	Semiconductors — 0.3%
8,600	Novellus Systems, Inc. * **	182,234
17,000	Teradyne, Inc. * **	188,190
		370,424

	Software — 2.1%
38,550	American Software, Inc. Class A	217,422
100,600	Borland Software Corp. * **	136,816
10,700	Corel Corp. *	100,152
18,500	CSG Systems International, Inc. *	203,870
43,600	GSE Systems, Inc. * **	388,476
30,500	infoGROUP, Inc. **	133,895
34,500	JDA Software Group, Inc. *	624,450
21,300	MSC.Software Corp. * **	233,874
21,000	Pegasystems, Inc. **	282,660
38,400	Plato Learning, Inc. *	101,760
15,000	SPSS, Inc. *	545,550
21,800	Trident Microsystems, Inc. * **	79,570
		3,048,495

	Telecommunications — 0.6%
9,200	CenturyTel, Inc. **	327,428
6,800	Embarq Corp.	321,436
10,000	Premiere Global Services, Inc. * **	145,800

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Telecommunications — continued
36,200	Symmetricom, Inc. * **	139,008
		933,672

	Transportation — 1.4%
27,400	CAI International, Inc. * **	476,760
17,500	Dynamex, Inc. * **	469,175
1,900	Overseas Shipholding Group **	151,088
11,400	Pacer International, Inc. **	245,214
5,800	Ryder System, Inc. **	399,504
3,300	Tidewater, Inc. **	214,599
8,000	YRC Worldwide, Inc. * **	118,960
		2,075,300

	Trucking & Leasing — 0.1%
15,500	Willis Lease Finance Corp. *	165,540
	TOTAL COMMON STOCKS (COST $167,618,228)	139,595,563

	INVESTMENT COMPANIES — 1.7%

	Equity Fund — 1.7%
38,045	iShares Russell 2000 Value Index Fund **	2,434,880
	TOTAL INVESTMENT COMPANIES (COST $2,505,618)	2,434,880

	PREFERRED STOCKS — 0.1%

	REITS — 0.1%

7,400	Anworth Mortgage Asset Corp. REIT	119,880
	TOTAL PREFERRED STOCKS (COST $166,204)	119,880

Par Value ($)
	SHORT-TERM INVESTMENTS — 35.1%

	Bank Deposits — 6.5%
9,575,823	Euro Time Deposit, 1.00%, due 07/01/2008	9,575,823
	Securities Lending Collateral — 28.6%
41,957,755	State Street Navigator Securities Lending Portfolio***	41,957,755
	TOTAL SHORT-TERM INVESTMENTS (COST $51,533,578)	51,533,578
	TOTAL INVESTMENTS — 132.2% (Cost $221,823,628)	193,683,901
	Other Assets and Liabilities (net) — (32.2)%	(47,150,550)
	NET ASSETS — 100.0%	$146,533,351

See accompanying notes to the Schedule of Investments.

Notes to Schedule of Investments:

ADR - American Depository Receipt
REIT - Real Estate Investment Trust
*	Non-income producing security.
**	All or a portion of this security is out on loan.
***	Represents an investment of securities lending collateral.

See accompanying notes to the Schedule of Investments.

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	95.3
Investment Companies	1.7
Preferred Stocks	0.1
Short-Term Investments	35.1
Other Assets and Liabilities (net)	(32.2)

100.0%

See accompanying notes to the Schedule of Investments.

MGI Non-US Core Equity Fund

Schedule of Investments

(showing percentage of total net assets)

June 30, 2008  (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.2%

	Australia — 3.6%
6,492	ASX, Ltd.	195,623
33,939	Austria & New Zealand Banking Group, Ltd.	609,702
63,925	BHP Billiton, Ltd. **	2,680,803
37,187	BlueScope Steel, Ltd.	404,685
43,300	Caltex Australia, Ltd. **	542,680
57,178	CSL, Ltd., Australia	1,958,889
58,294	Foster’s Group, Ltd.	283,625
28,439	Incitec Pivot, Ltd.	5,048,923
87,241	Mirvac Group **	247,814
40,100	National Australia Bank, Ltd.	1,028,255
15,780	Newcrest Mining, Ltd.	443,698
150,417	Oxiana, Ltd. *	376,747
383,800	Qantas Airways, Ltd.	1,119,673
43,412	Santos, Ltd.	893,614
60,978	Stockland	315,409
50,601	Suncorp-Metway, Ltd.	633,212
20,164	Tabcorp Holdings, Ltd.	189,827
168,291	Telstra Corp., Ltd.	684,762
41,440	Westpac Banking Corp.	795,358
24,160	Woodside Petroleum, Ltd.	1,564,997
24,571	Woolworths, Ltd.	576,520
48,037	WorleyParsons, Ltd.	1,745,296
	Total Australia	22,340,112

	Austria — 0.1%
578	Flughafen Wien AG	55,187
4,078	OMV AG	320,355
	Total Austria	375,542

	Bahrain — 0.0%
1,227	Investcorp Bank BSC, GDR	31,289

	Belgium — 0.8%
8,225	AGFA-Gevaert NV *	53,456
890	Colruyt SA	235,324
22,551	Dexia **	360,987
46,932	Fortis *	739
170,910	Fortis SA	2,735,857
13,500	Solvay SA	1,767,318
	Total Belgium	5,153,681

	Bermuda — 0.3%
26,644	Aquarius Platinum, Ltd.	427,121
143,300	Esprit Holdings, Ltd.	1,488,602
2,012	POU SHENG INTL, Ltd.	619
80,500	Yue Yuen Industrial Holdings	191,198
	Total Bermuda	2,107,540

	Brazil — 1.9%
35,800	Banco do Brasil SA	588,601

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Brazil — continued
10,800	Cia de Concessoes Rodoviarias	215,185
105,300	Cia Vale do Rio Doce, ADR	3,771,846
36,800	Cia Vale do Rio Doce, Sponsored ADR	1,098,112
10,620	Empresa Brasileira de Aeronautica SA, ADR	281,430
11,266	Iochpe Maxion SA	216,041
65,828	JHSF Participacoes SA	331,934
44,000	Petroleo Brasileiro SA, ADR	3,116,520
40,228	Redecard SA	783,820
15,436	Souza Cruz SA	443,524
16,600	Tam SA, Sponsored ADR	317,392
5,100	Unibanco - Uniao de Bancos Brasileiros SA, GDR	655,126
	Total Brazil	11,819,531

	Canada — 3.2%
4,600	Bank of Montreal	192,696
15,900	Canadian Imperial Bank of Commerce	879,198
4,800	Canadian Natural Resources	477,090
3,400	Fairfax Financial Holdings, Ltd.	874,674
8,900	Inmet Mining Corp.	593,713
3,400	Magna International, Inc. Class A	203,353
38,300	National Bank of Canada	1,911,697
16,000	Nova Chemicals Corp.	395,841
22,400	Onex Corp.	663,025
36,000	Petro-Canada	2,026,475
11,697	Potash Corp. of Saskatchewan (NYSE)	2,673,583
14,300	Potash Corp. of Saskatchewan (Toronto Exchange)	3,334,435
21,100	Research In Motion, Ltd. (Canadian Stock Exchange) *	2,466,590
16,600	Research In Motion, Ltd. (NYSE) *	1,958,360
33,300	Sun Life Financial, Inc.	1,376,901
	Total Canada	20,027,631

	China — 0.2%
1,248,000	China Petroleum & Chemical Corp. Class H	1,168,382

	Czech Republic — 0.2%
17,164	CEZ	1,522,707

	Denmark — 0.5%
30,965	Novo Nordisk AS	2,027,939
6,700	Vestas Wind Systems AS *	877,584
	Total Denmark	2,905,523

	Egypt — 0.2%
4,316	Eastern Tobacco	267,332
9,832	Egyptian Co. for Mobile Services	298,702
4,299	Orascom Construction Industries	291,019
3,573	Orascom Telecom Holding SAE, GDR	228,672
	Total Egypt	1,085,725

	Finland — 1.7%
14,694	Fortum OYJ	746,855

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Finland — continued
2,702	Konecranes OYJ	111,963
16,069	Neste Oil OYJ	473,944
241,418	Nokia OYJ	5,891,871
15,642	Outokumpu OYJ	548,346
8,296	Outotec OYJ	529,104
6,551	Rautaruukki OYJ	299,941
26,976	Sampo OYJ Class A	682,158
118,700	Stora Enso OYJ	1,114,626
18,199	Tietoenator OYJ **	379,063
	Total Finland	10,777,871

	France — 9.4%
33,200	Air France-KLM **	797,178
2,153	Air Liquide	284,500
6,483	Alstom	1,498,130
57,595	BNP Paribas	5,221,398
3,652	Casino Guichard Perrachon SA **	414,282
3,616	Cie de Saint-Gobain	226,406
5,990	Cie Generale de Geophysique-Veritas *	283,598
16,800	Compagnie Generale des Etablissements Michelin	1,208,056
128,829	Credit Agricole SA **	2,634,635
5,221	Dassault Systemes SA **	318,509
54,470	Essilor International **	3,333,257
71,111	Eutelsat Communications *	1,981,969
96,691	France Telecom SA **	2,850,310
3,271	Hermes International **	515,362
3,182	L’Oreal	346,426
24,300	Lagardere S.C.A.	1,384,800
7,384	Peugeot SA **	401,252
36,601	Renault SA **	3,004,435
102,184	Sanofi-Aventis **	6,831,060
37,249	Societe Generale **	3,244,841
69,503	Suez SA	4,735,016
15,470	Technip SA	1,432,933
159,763	Total SA	13,642,931
5,411	UBISOFT Entertainment *	475,115
783	Unibail-Rodamco REIT	181,249
2,600	Vallourec	907,109
	Total France	58,154,757

	Germany — 9.0%
3,371	Adidas AG	213,031
23,600	Allianz AG	4,160,775
25,186	Altana AG	434,516
83,290	BASF AG	5,750,392
70,491	Bayer AG	5,937,380
6,960	Bayerische Motoren Werke AG	335,006
9,703	DaimlerChrysler AG	600,495
42,600	Deutsche Bank AG	3,681,446
24,981	Deutsche Boerse AG	2,821,633
55,300	Deutsche Lufthansa **	1,193,652
95,000	Deutsche Telekom AG	1,556,643
58,358	E.ON AG	11,782,873
15,917	GEA Group AG	562,751

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Germany — continued
18,017	Hannover Rueckversicherung AG	889,923
143,100	Infineon Technologies AG *	1,246,800
2,538	K&S AG	1,464,741
17,100	Lanxess AG	702,645
4,311	Linde AG	606,543
6,390	Man AG	709,878
14,400	Muenchener Rueckver AG	2,524,258
4,348	Q-Cells AG * **	442,131
15,914	RWE AG	2,011,631
3,139	Salzgitter AG	575,674
16,555	SAP AG	867,528
9,761	SGL Carbon AG *	685,747
9,069	Solarworld AG	432,518
10,655	Suedzucker AG	193,392
4,360	Thyssenkrupp AG	273,952
42,000	TUI AG **	974,068
7,819	Volkswagen AG **	2,257,868
	Total Germany	55,889,890

	Greece — 0.1%
10,914	National Bank of Greece SA	492,137

	Hong Kong — 0.6%
271,500	China Netcom Group Corp. Hong Kong, Ltd.	739,905
127,000	CLP Holdings, Ltd.	1,087,997
43,614	Hong Kong Exchanges and Clearing, Ltd.	637,644
106,500	Hongkong Electric Holdings	637,160
148,000	Shougang Concord International Enterprises Co., Ltd.	48,400
42,000	Sun Hung Kai Properties, Ltd.	569,879
	Total Hong Kong	3,720,985

	Hungary — 0.0%
3,300	OTP Bank Nyrt *	138,405

	India — 0.4%
4,430	Grasim Industries, Ltd., GDR *	194,920
16,906	Hero Honda Motors, Ltd.	272,029
12,150	Hindustan Unilever, Ltd.	58,498
37,149	Oil & Natural Gas Corp., Ltd.	703,737
25,390	Punjab National Bank	220,263
23,000	Satyam Computer Services, Ltd., ADR	563,960
3,248	State Bank of India, Ltd., GDR	174,742
	Total India	2,188,149

	Indonesia — 0.2%
224,500	Astra International Tbk PT	468,723
1,357,600	Bank Mandiri	382,837
16,700	PT Telekomunikasi Indonesia, Sponsored ADR	538,575
15,000	United Tractors Tbk PT	19,767
	Total Indonesia	1,409,902

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Ireland — 0.1%
20,268	Anglo Irish Bank Corp. Plc	190,003
9,649	CRH Plc	284,286
10,458	DCC Plc	261,162
	Total Ireland	735,451

	Israel — 1.0%
133,238	Bank Hapoalim, Ltd.	588,210
4,800	Delek Automotive Systems, Ltd.	76,653
22,720	Israel Chemicals, Ltd.	528,979
105,900	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	4,850,220
	Total Israel	6,044,062

	Italy — 2.0%
22,784	Bulgari Spa **	230,282
44,522	Enel Spa **	423,686
231,845	ENI Spa	8,657,216
16,255	Fondiaria-Sai Spa (Ordinary Shares)	538,846
10,100	Fondiaria-Sai Spa (Savings Shares)	225,806
31,072	Mediaset Spa	205,001
760,200	Telecom Italia Spa	1,533,098
407,400	Telecom Italia Spa-RNC	661,136
	Total Italy	12,475,071

	Japan — 16.5%
7,460	Acom Co., Ltd.	231,531
316,000	All Nippon Airways Co., Ltd. **	1,183,454
45,400	Alps Electric Co., Ltd. **	469,825
10,100	Asahi Breweries, Ltd.	188,842
8,600	Canon, Inc.	442,960
77,000	Chuo Mitsui Trust Holdings, Inc.	459,073
215	Cyber Agent, Inc. **	267,723
33,850	Daiei, Inc. * **	211,393
49,000	Daiichi Chuo Kisen Kaisha **	332,352
22,000	Daiichi Sanyko Co., Ltd.	607,047
13,100	Daikin Industries, Ltd.	662,384
105,000	Daikyo, Inc.	170,369
83	Dena Co., Ltd. **	490,147
4,600	Eisai Co., Ltd. **	162,728
4,900	Fanuc, Ltd.	479,345
7,600	Fast Retailing Co., Ltd. **	721,249
85,000	Fuji Heavy Industries, Ltd. **	416,961
299,000	Fujitsu, Ltd.	2,222,650
233,000	Haseko Corp.	312,117
247,000	Hitachi, Ltd.	1,784,840
128,100	Honda Motor Co., Ltd.	4,362,445
11,800	Hoya PENTEX HD Corp.	273,280
52	Inpex Holdings, Inc.	657,328
78,000	Itochu Corp.	832,206
30,000	Japan Steel Works, Ltd./The	584,406
60,700	JFE Holdings, Inc.	3,063,488
25,000	Kao Corp.	656,809
73,000	Kawasaki Kisen Kaisha, Ltd.	686,581
277	KK DaVinci Advisors *	189,971
33,500	Komatsu, Ltd.	935,428

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Japan — continued
13,100	Konami Corp.	458,478
19,500	Konica Minolta Holdings, Inc.	329,829
7,600	Kyushu Electric Power	159,162
78,000	Marubeni Corp.	652,667
67,000	Matsushita Electric Industrial Co., Ltd.	1,447,385
67,000	Mazda Motor Corp.	348,257
357,500	Mitsubishi Chemical Holdings Corp.	2,084,194
303,000	Mitsubishi Co.	10,004,245
82,000	Mitsubishi Materials Corp.	351,191
446,000	Mitsui & Co., Ltd.	9,866,233
118,000	Mitsui Chemicals, Inc.	582,180
211,000	Mitsui OSK Lines, Ltd.	3,011,584
18,100	Mitsumi Electric Co., Ltd.	403,816
17	Mixi, Inc. * **	107,127
47,400	Namco Bandai Holdings, Inc.	537,473
20,000	NGK Insulators, Ltd.	389,604
22,000	Nikon Corp.	643,366
14,100	Nintendo Co., Ltd.	7,967,454
28	Nippon Building Fund, Inc. REIT	330,173
36,000	Nippon Denko Co., Ltd.	416,018
285,500	Nippon Mining Holdings, Inc.	1,791,024
100,000	Nippon Oil Corp.	672,610
412,000	Nippon Steel Corp.	2,234,800
568	Nippon Telegraph & Telephone Corp.	2,786,284
37,000	Nippon Yakin Kogyo Co., Ltd.	248,517
210,000	Nippon Yusen KK	2,022,640
436,000	Nissan Motor Company, Ltd.	3,607,113
339	NTT DoCoMo, Inc.	498,882
5,300	Ono Pharmaceutical Co., Ltd.	292,486
10,010	Orix Corp.	1,434,384
251,000	Osaka Gas Co., Ltd.	921,079
22,000	Pacific Metals Co., Ltd. **	180,765
567	Resona Holdings, Inc. **	871,855
4,500	Rohm Co., Ltd.	259,375
217,000	Sanyo Electric Co., Ltd. * **	505,627
45,000	Sasebo Heavy Industries Co., Ltd. **	124,381
53,900	Seven & I Holdings Co., Ltd.	1,540,654
140,000	Sharp Corp.	2,283,477
19,700	Shin-Etsu Chemical Co., Ltd.	1,222,829
208,300	Sojitz Corp.	695,611
24,800	Sumco Corp. **	549,785
31,000	Sumitomo Light Metal Industries	37,725
56,000	Sumitomo Metal Mining Co., Ltd.	859,176
306	Sumitomo Mitsui Financial Group	2,306,438
9,000	Taisho Pharmaceutical Co., Ltd.	167,171
29,100	Takeda Pharmaceutical Co., Ltd.	1,482,383
9,280	Takefuji Corp. **	129,301
6,200	TDK Corp.	371,982
95,900	Tokyo Electric Power Company	2,469,761
14,000	TonenGeneral Sekiyu KK **	127,315
302,000	Toshiba Corp.	2,230,706
59,700	Toyota Motor Corp.	2,821,537
19,000	UNY Co., Ltd.	187,482
1,131	Yahoo! Japan Corp.	436,375
	Total Japan	102,520,898

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Luxembourg — 1.3%
47,531	ArcelorMittal	4,702,933
2,598	Evraz Group SA, GDR	302,667
6,614	Oriflame Cosmetics SA, SDR	426,064
62,140	SES, ADR	1,576,265
14,950	Tenaris SA, ADR	1,113,775
	Total Luxembourg	8,121,704

	Malaysia — 0.1%
24,400	British American Tobacco Malaysia Berhad	330,436
233,100	PLUS Expressways Berhad	184,768
	Total Malaysia	515,204

	Mexico — 0.3%
16,640	Cemex SAB de CV, ADR *	411,008
8,110	Desarrolladora Homex SA de CV, ADR *	475,084
7,260	Fomento Economico Mexicano SA de CV, Sponsored ADR	330,403
16,359	Grupo Televisa SA, Sponsored ADR	386,399
70,100	Kimberly-Clark de Mexico SAB de CV	285,400
	Total Mexico	1,888,294

	Netherlands — 2.4%
93,978	Aegon NV	1,245,688
36,434	Corporate Express **	526,391
16,651	Heineken NV	850,522
186,377	ING Groep NV	5,947,805
189,560	Koninklijke Ahold NV	2,550,567
28,000	Koninklijke BAM Groep NV	492,123
37,206	Koninklijke DSM NV	2,190,626
20,781	Reed Elsevier NV	350,662
7,176	TomTom NV *	206,563
2,225	Wereldhave NV	234,700
	Total Netherlands	14,595,647

	Norway — 1.6%
13,200	DnB NOR ASA	167,933
115,500	Norsk Hydro ASA	1,687,108
206,728	StatoilHydro ASA	7,707,477
4,800	Yara International ASA	425,016
	Total Norway	9,987,534

	Philippines — 0.1%
11,120	Philippine Long Distance Telephone Co., Sponsored ADR	594,030

	Russia — 0.8%
36,025	Gazprom OAO, Sponsored ADR *	2,089,450
10,800	LUKOIL, Sponsored ADR	1,064,880
36,550	MMC Norilsk Nickel, ADR	924,715
9,400	Mobile Telesystems, Sponsored ADR	720,134
116,086	TNK-BP Holding	257,130

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Russia — continued
836	Vsmpo-Avisma Corp.	127,908
	Total Russia	5,184,217

	Singapore — 0.4%
22,400	Cosco Corp. Singapore, Ltd., ADR	259,840
85,000	Singapore Exchange, Ltd.	432,304
51,000	Singapore Petroleum Co., Ltd.	247,746
383,000	Singapore Telecommunications, Ltd.	1,020,469
39,000	United Overseas Bank, Ltd.	534,486
	Total Singapore	2,494,845

	South Africa — 0.9%
20,908	Eqstra Holdings, Ltd. *	33,519
43,308	Imperial Holdings, Ltd. *	291,831
16,049	Kumba Iron Ore, Ltd.	645,802
39,780	Massmart Holdings, Ltd.	313,538
115,211	Murray & Roberts Holdings	1,280,278
18,122	Naspers, Ltd.	395,861
36,358	Nedbank Group, Ltd.	427,064
120,062	Pretoria Portland Cement Co., Ltd.	440,025
331,788	Salam, Ltd.	703,574
137,655	Steinhoff International Holdings, Ltd.	279,947
152,875	Truworths International, Ltd.	448,188
	Total South Africa	5,259,627

	South Korea — 1.2%
358	Amorepacific Corp.	221,771
2,644	GS Engineering & Construction Corp.	289,411
9,300	Hana Financial Group, Inc.	357,846
2,566	Hite Brewery Co., Ltd.	288,232
23,500	Hynix Semiconductor, Inc. *	561,637
7,270	Hyundai Mobis	588,661
27,757	Kookmin Bank, Sponsored ADR	1,624,062
6,200	Kookmin Bank	366,292
3,070	Samsung Electronics, GDR 144A	917,141
1,426	Samsung Electronics Co., Ltd.	852,015
600	Shinhan Financial Group, ADR	53,766
16,262	Shinhan Financial Group Co., Ltd.	735,331
18,460	Woongjin Coway Co., Ltd.	541,773
	Total South Korea	7,397,938

	Spain — 2.4%
6,810	Acerinox SA **	156,972
163,126	Banco Santander SA	2,999,344
155,699	Iberdrola Renovables *	1,206,933
37,812	Iberdrola SA	506,981
7,464	Inditex SA **	344,095
70,866	Repsol VPF SA	2,794,673
255,091	Telefonica SA	6,784,217
	Total Spain	14,793,215

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Sweden — 1.5%
119,366	Atlas Copco AB Class A	1,761,116
32,200	Electrolux AB Class B **	412,179
15,200	Hennes & Mauritz AB Class B	825,023
38,800	Investor AB Class B	820,783
54,800	Nordea Bank AB	766,380
9,600	SKF AB	150,814
88,600	Svenska Cellulosa AB	1,255,646
11,300	Svenska Handelsbanken AB Series A	269,569
13,800	Swedbank AB **	267,266
77,000	Tele2 AB **	1,510,469
7,100	Trelleborg AB Class B	107,408
85,750	Volvo AB Class B	1,054,885
	Total Sweden	9,201,538

	Switzerland — 7.2%
315,864	ABB, Ltd. *	9,011,396
16,900	Alcon, Inc.	2,751,151
2,557	Baloise Holding AG	270,109
7,441	Compagnie Financiere Richemont SA	415,662
68,786	Credit Suisse Group	3,167,154
12,657	Julius Baer Holding AG	857,386
218,090	Nestle SA	9,883,207
190,751	Novartis AG	10,533,815
4,694	Roche Holding AG	847,925
1,111	Swatch Group AG Class B	278,404
867	Swiss Life Holding *	232,369
19,369	Syngenta AG	6,317,838
	Total Switzerland	44,566,416

	Taiwan — 0.6%
279,000	Advanced Semiconductor Engineering, Inc.	250,937
68,055	Advantech Co., Ltd.	174,885
237,000	Asustek Computer, Inc.	644,951
150,000	China Steel Corp.	231,526
40,252	HON HAI Precision Industry Co., Ltd., GDR	401,313
84,579	Novatek Microelectronics Corp., Ltd.	245,770
478,000	Powerchip Semiconductor Corp.	136,063
49,743	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR *	542,696
1,453,744	United Microelectronics Corp.	771,103
	Total Taiwan	3,399,244

	Thailand — 0.0%
44,100	PTT PCL	276,985

	Turkey — 0.2%
23,971	Ford Otomotiv Sanayi AS	171,543
43,940	Turkcell Iletisim Hizmet AS, ADR	639,327
135,980	Turkiye Is Bankasi	444,852
	Total Turkey	1,255,722

	United Kingdom — 24.1%
61,617	3i Group Plc	1,011,673

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	United Kingdom — continued
26,070	Alliance & Leicester Plc	153,055
45,397	Amec Plc	804,086
86,455	Anglo American Plc	6,066,776
24,500	Antofagasta Plc	320,832
11,326	Arriva Plc	154,402
97,300	Associated British Foods Plc	1,468,771
64,945	AstraZeneca Plc	2,768,540
191,418	Aviva Plc	1,908,561
553,646	BAE Systems Plc	4,875,633
414,741	Barclays Plc	2,406,030
88,872	Barclays Plc (Subscription Shares)	16,803
20,479	Barratt Developments Plc	23,639
38,622	BBA Aviation Plc	97,425
187,206	BG Group Plc	4,869,461
298,008	BHP Billiton Plc	11,387,141
135,800	BP plc	1,576,304
147,810	British American Tobacco Plc	5,115,510
15,066	Britvic Plc	86,802
34,113	Burberry Group Plc	307,541
25,783	Cadbury Plc	324,548
27,296	Capita Group Plc	373,471
14,442	Cookson Group Plc	180,354
39,596	Diageo Plc	728,130
239,990	DSG International Plc	212,539
31,813	Firstgroup Plc	329,226
478,667	Glaxosmithkline Plc	10,602,644
751,571	HBOS Plc	4,128,237
60,729	Home Retail Group	263,474
22,225	HSBC Holdings Plc	343,122
153,601	ICAP Plc	1,656,833
34,538	IG Group Holdings Plc	227,000
12,162	IMI Plc	105,651
10,485	Imperial Tobacco Group Plc	390,416
255,164	International Power Plc	2,193,758
774,900	ITV plc	689,348
50,500	Kazakhmys Plc	1,600,000
48,464	Kingfisher Plc	108,314
50,187	Ladbrokes Plc	256,441
18,049	London Stock Exchange Group Plc	280,177
403,486	Man Group Plc	5,010,702
30,697	Michael Page International Plc	142,802
7,538	National Express Group Plc	142,817
18,125	Next Plc	349,713
137,056	Northern Foods Plc	167,749
108,687	Old Mutual Plc	200,729
13,177	Provident Financial Plc	208,482
30,310	Punch Taverns Plc	188,806
89,191	Reckitt Benckiser Group Plc	4,517,460
110,713	Rio Tinto Plc	13,239,951
1,387,278	Royal Bank of Scotland Group	5,935,913
198,101	Royal Dutch Shell Plc Class A	8,157,205
67,877	Royal Dutch Shell Plc Class A	2,786,810
26,799	Royal Dutch Shell Plc Class B	1,077,347
10,727	SABMiller Plc	245,933
13,243	Scottish & Southern Energy Plc	369,768
310,077	Signet Group Plc	307,007

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	United Kingdom — continued
25,451	Smith & Nephew Plc	280,608
9,493	Smiths News Plc	17,145
102,650	Stagecoach Group Plc	572,009
110,606	Taylor Wimpey Plc	136,476
730,814	Tesco Plc	5,371,205
39,380	Tomkins Plc	118,342
11,786	Travis Perkins Plc	126,193
146,700	TUI Travel plc	598,507
147,472	Unilever Plc	4,193,989
14,614	United Utilities Plc	199,662
4,606,343	Vodafone Group Plc	13,673,040
19,661	WH Smith Plc	146,144
35,641	Wolseley Plc	267,055
129,555	Xstrata Plc	10,375,229
	Total United Kingdom	149,537,466

	United States — 0.1%
9,810	Eurasia Drilling Co., Ltd. * 144A	254,570
4,679	Investcorp Bank BSC, GDR	130,731
	Total United States	385,301
	TOTAL COMMON STOCKS (COST $616,394,453)	602,540,168

	PREFERRED STOCKS — 0.9%

	Brazil — 0.4%
28,731	Aes Tiete SA	305,284
11,280	Cia Energetica de Minas Gerais Preferred	275,741
15,678	Cia Vale Do Rio Doce	470,192
89,200	Klabin SA	335,937
23,700	Suzano Papel e Celulose SA	386,978
9,700	Telemar Norte Leste SA	536,687
	Total Brazil	2,310,819

	Germany — 0.4%
10,329	Porsche AG Preferred	1,593,048
5,531	Volkswagen AG	801,983
	Total Germany	2,395,031

	South Korea — 0.1%
2,100	Samsung Electronics Co., Ltd.	905,406
	TOTAL PREFERRED STOCKS (COST $4,933,220)	5,611,256

	RIGHTS — 0.0%

	United Kingdom — 0.0%
300,628	HBOS Plc*	64,317
	TOTAL RIGHTS (COST $—)	64,317

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	WARRANTS — 0.3%

	Luxembourg — 0.1%
425,856	United Microelectronics Corp. Warrants, Expires 01/24/2017 * 144A	323,744

	Netherland Antilles — 0.2%
660,000	Taiwan Semiconductor Manufacturing Co., Ltd., Expires 11/08/2010 *	1,413,060
	TOTAL WARRANTS (COST $1,807,477)	1,736,804

Par Value ($)
	SHORT-TERM INVESTMENTS — 5.3%

	Bank Deposits — 2.4%
14,851,750	Euro Time Deposit, 1.00%, due 07/01/2008	14,851,750

	Securities Lending Collateral — 2.9%
17,633,242	State Street Navigator Securities Lending Prime Portfolio***	17,633,242
	TOTAL SHORT-TERM INVESTMENTS (COST $32,484,992)	32,484,992
	TOTAL INVESTMENTS — 103.7% (Cost $655,620,142)	642,437,537
	Other Assets and Liabilities (net) — (3.7)%	(22,679,360)
	NET ASSETS — 100.0%	$619,758,177

Notes to Schedule of Investments:

ADR - American Depository Receipt
GDR - Global Depository Receipt
REIT - Real Estate Investment Trust
SDR - Swedish Depository Receipt
*	Non-income producing security.
**	All or a portion of this security is out on loan.
***	Represents an investment of securities lending collateral.

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933.This securities may be resold in transasctions exempt from registration, normally to qualified institutional buyers.At the period end, the value of these amounted to $1,495,455 or 0.2% of net assets.

A summary of outstanding financial instruments at June 30, 2008 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
8/22/08	CHF	731,290	$745,035	$13,745

See accompanying notes to the Schedule of Investments.

8/22/08	CHF	2,987,115	3,096,396	109,282
8/22/08	CHF	3,012,564	3,096,396	83,832
8/22/08	CHF	3,085,806	3,190,226	104,420
8/22/08	EUR	2,324,096	2,357,585	33,490
8/22/08	HKD	620,551	619,957	(594)
8/22/08	JPY	3,720,151	3,665,468	(54,683)
8/22/08	JPY	3,742,467	3,665,468	(76,999)
8/22/08	JPY	3,854,348	3,776,543	(77,806)
8/22/08	NZD	956,731	948,111	(8,620)
8/22/08	SEK	2,579,715	2,563,147	(16,567)
8/22/08	SEK	2,576,877	2,563,147	(13,730)
8/22/08	SEK	2,645,818	2,640,819	(4,999)
9/16/08	CAD	8,213,986	8,279,448	65,462
9/16/08	CHF	5,572,553	5,693,041	120,489
9/16/08	EUR	19,678,085	19,752,121	74,035
9/16/08	NOK	7,057,463	7,012,798	(44,665)
9/16/08	SEK	10,119,179	10,021,149	(98,029)
				$208,063

Sales
8/22/08	AUD	1,701,240	$1,723,854	$(22,614)
8/22/08	AUD	1,703,416	1,723,854	(20,437)
8/22/08	AUD	1,753,147	1,776,092	(22,945)
8/22/08	CAD	413,830	417,613	(3,783)
8/22/08	CAD	1,708,420	1,670,450	37,970
8/22/08	CHF	620,659	635,525	(14,866)
8/22/08	DKK	1,058,144	1,072,237	(14,093)
8/22/08	EUR	2,793,248	2,844,506	(51,258)
8/22/08	EUR	2,808,200	2,844,506	(36,305)
8/22/08	EUR	2,881,939	2,930,703	(48,764)
8/22/08	GBP	3,428,012	3,511,989	(83,977)
8/22/08	GBP	3,433,409	3,511,989	(78,580)
8/22/08	GBP	3,530,242	3,618,414	(88,172)
8/22/08	JPY	1,093,063	1,077,401	15,662
8/22/08	NOK	1,130,935	1,121,143	9,792
9/16/08	GBP	19,280,996	19,465,978	(184,982)
9/16/08	JPY	30,328,580	30,343,727	(15,147)
				$(622,499)

Currency Abbreviations
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
DKK – Danish Krone
EUR – Euro
GBP – British Pound Sterling
HKD – Hong Kong Dollar
JPY – Japanese Yen
NOK – Norwegian Krona
NZD – New Zealand Dollar
SEK – Swedish Krona

See accompanying notes to the Schedule of Investments.

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys
26	TOPIX Index	September 2008	$3,233,904	$(183,074)
11	DAX Index	September 2008	2,807,630	(183,059)
21	Dow Jones EURO STOXX 50 INDEX	September 2008	1,118,325	(64,850)
1	S&P/MIB 30 Index	September 2008	233,780	(12,124)
38	MSCI Singapore Index	July 2008	2,004,254	(21,708)
				$(464,815)

Sales
18	FTSE 100 Index	September 2008	$2,023,265	$104,676
23	S&P/Canada 60 Index	September 2008	3,927,377	129,220
				$233,896

See accompanying notes to the Schedule of Investments.

Industry Sector Summary (Unaudited)	% of Total Net Assets
Oil & Gas	11.2
Mining	9.2
Banks	8.8
Telecommunications	7.6
Chemicals	6.9
Pharmaceuticals	6.5
Electric	4.7
Food	4.1
Distribution & Wholesale	3.6
Auto Manufacturers	3.6
Insurance	3.3
Diversified Financial Services	3.2
Engineering & Construction	2.3
Iron & Steel	2.1
Toys, Games & Hobbies	1.3
Computers	1.3
Semiconductors	1.3
Retail	1.3
Transportation	1.2
Electrical Components & Equipment	1.2
Agriculture	1.1
Health Care - Products	1.0
Aerospace & Defense	0.8
Airlines	0.8
Household Products & Wares	0.7
Machinery - Diversified	0.7
Metal Fabricate & Hardware	0.7
Media	0.6
Electronics	0.6
Energy-Alternate Sources	0.6
Forest Products & Paper	0.5
Machinery - Construction & Mining	0.5
Software	0.5
Apparel	0.4
Building Materials	0.4
Leisure Time	0.4
Beverages	0.3
Auto Parts & Equipment	0.3
Home Furnishings	0.3
Oil & Gas Services	0.3
Biotechnology	0.3
Cosmetics & Personal Care	0.3
Holding Companies - Diversified	0.2
Miscellaneous - Manufacturing	0.2
REITS	0.2
Internet	0.2
Real Estate	0.2
Home Builders	0.2

See accompanying notes to the Schedule of Investments.

Commercial Services	0.1
Gas	0.1
Investment Companies	0.1
Environmental Control	0.1
Entertainment	0.0
Water	0.0
Shipbuilding	0.0
Hand & Machine Tools	0.0
Short-Term Investments and Other Assets and Liabilities (net)	1.6
100.0%

See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of total net assets)

June 30, 2008  (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 112.3%

	Asset Backed Securities — 9.4%
1,281,213	Accredited Mortgage Loan Trust, Series 2007-1, Class A1, 2.53%, due 02/25/37 †	1,254,601
260,737	ACE Securities Corp., Series 2005-SD3, Class A, 2.88%, due 08/25/45 †	238,012
823,969	ACE Securities Corp., Series 2006-NC3, Class A2A, 2.53%, due 12/25/36 †	790,189
534,326	Aegis Asset Backed Securities Trust, Series 2006-1, Class A1, 2.56%, due 01/25/37 †	520,363
83,649	American Airlines, Inc., Series 2001-1, Class B, 7.38%, due 05/23/19	44,752
337,675	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 5.29%, due 06/25/45 †	284,668
141,742	American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 2.77%, due 11/25/45 †	107,331
371,253	Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A1, 2.79%, due 11/25/34 †	308,813
623,221	Asset Backed Funding Certificates, Series 2006-OPT3, Class A3A, 2.54%, due 11/25/36 †	610,090
75,000	Atlantic Marine Corp. Communities LLC, 5.34%, due 12/01/50 144A	61,613
2,000,000	BA Credit Card Trust, Series 2006-A16, Class A16, 4.72%, due 05/15/13	2,018,786
75,755	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 3.06%, due 02/28/44 †	68,052
168,296	Bayview Financial Acquisition Trust, Series 2004-C, Class A1, 3.01%, due 05/28/44 †	151,246
1,492,452	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A2, 2.75%, due 09/25/35 †	1,482,249
600,000	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3, 2.84%, due 09/25/35 †	589,041
151,204	Bear Stearns Asset Backed Securities, Inc., Series 2005-SD4, Class 2A1, 2.88%, due 12/25/42 †	142,439
1,133,621	Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 1A1, 2.59%, due 10/25/36 †	1,099,710
687,275	Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 2A1, 2.55%, due 12/25/36 †	632,356
770,361	Carrington Mortgage Loan Trust, Series 2006-NC5, Class A1, 2.53%, due 01/25/37 †	745,698
—	Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A1, 2.52%, due 05/25/36 †	—
1,600,000	Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, due 10/15/14	1,618,677
491,033	Chase Manhattan Auto Owner Trust, Series 2006-A, Class A3, 5.34%, due 07/15/10	495,541
925,000	Citibank Credit Card Issuance Trust, Series 2006-A2, Class A2, 4.85%, due 02/10/11	933,846
2,200,000	Citibank Omni Master TR, 3.58%, due 12/23/13 † 144A	2,219,739
916,486	Citigroup Mortgage Loan Trust, Inc., Series 2006-SHL1, Class A, 2.68%, due 11/25/45 † 144A	730,893
434,601	Countrywide Asset-Backed Certificates, Series 2006-19, Class 2A1, 2.54%, due 03/25/37 †	426,415
619,499	Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A1, 2.53%, due 05/25/37 †	604,387
1,241,196	Countrywide Asset-Backed Certificates, Series 2007-6, Class 2A1, 2.58%, due 09/25/37 †	1,170,283
1,609,785	Countrywide Asset-Backed Certificates, Series 2007-SD1, Class A1, 2.93%, due 02/25/37 † 144A	1,127,604
131,856	Countrywide Home Equity Loan Trust, Series 2005-F, Class 2A, 2.71%, due 12/15/35 †	77,830
83,459	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, 2.70%, due 12/15/35 †	37,244
386,972	Daimler Chrysler Auto Trust, Series 2006-A, Class A3, 5.00%, due 05/08/10	389,555
1,275,000	Daimler Chrysler Auto Trust, Series 2006-D, Class A4, 4.94%, due 02/08/12	1,293,625

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Asset Backed Securities — continued
140,892	Delta Air Lines, Inc., Series 2000-1, Class A1, 7.38%, due 05/18/10	135,961
300,000	Delta Air Lines, Inc., Series 2000-1, Class A2, 7.57%, due 11/18/10	283,500
300,000	Delta Air Lines, Inc., Series 2007, Class 1A, 1.00%, due 08/10/22	253,500
490,259	Ford Credit Auto Owner Trust, Series 2005-A, Class A4, 3.72%, due 10/15/09	490,892
1,600,000	Ford Credit Auto Owner Trust, Series 2006-A, Class A4, 5.07%, due 12/15/10	1,623,700
2,030,000	Ford Credit Auto Owner Trust, Series 2008, Class 3A, 3.96%, due 04/15/12	2,026,529
51,239	Fremont Home Loan Trust, Series 2005-E, Class 2A2, 2.65%, due 01/25/36 †	51,176
99,377	Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1, 2.70%, due 07/25/30 †	97,066
262,322	GSAMP Trust, Series 2006-S4, Class A1, 2.48%, due 05/25/36 †	136,078
706,385	Harley-Davidson Motorcycle Trust, Series 2006-3, Class A3, 5.24%, due 01/15/12	713,413
668,876	Home Equity Asset Trust, 2.59%, due 07/25/37 †	646,602
230,668	Honda Auto Receivables Owner Trust, Series 2005-6, Class A3, 4.85%, due 10/19/09	231,532
606,786	Indymac Residential Asset Backed Trust, Series 2006-E, Class 2A1, 2.54%, due 04/25/37 †	600,076
485,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2, 5.83%, due 02/15/51	479,374
1,782	JP Morgan Mortgage Acquisition Corp., Series 2006-CW1, Class A2, 2.52%, due 07/25/28 †	1,778
416,621	JP Morgan Mortgage Acquisition Corp., Series 2006-HE3, Class A2, 2.55%, due 11/25/36 †	403,350
1,713,127	JP Morgan Mortgage Acquisition Corp., Series 2007-CH5, Class A2, 2.53%, due 11/01/29 †	1,651,292
691,205	Long Beach Mortgage Loan Trust, Series 2006-11, Class 2A1, 2.54%, due 12/25/36 †	648,544
925,000	MBNA Credit Card Master Note Trust, Series 2006-A1, Class A1, 4.90%, due 07/15/11	934,504
764,056	Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1, 3.50%, due 10/25/33 †	646,846
527,825	Morgan Stanley ABS Capital I, Series 2006-HE8, Class A2A, 2.53%, due 10/25/36 †	509,567
852,758	Morgan Stanley ABS Capital I, Series 2007-NC1, Class A2A, 2.53%, due 11/25/36 †	836,288
78,281	Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-1, Class A1, 2.51%, due 07/25/36 †	78,075
410,000	Nelnet Student Loan Trust, Series 2008-4, Class A4, 4.10%, due 04/25/24 †	405,895
475,398	Nissan Auto Receivables Owner Trust, Series 2006-B, Class A3, 5.16%, due 02/15/10	478,571
431,670	RAAC Series, Series 2006-RP2, Class A, 2.73%, due 02/25/37 † 144A	367,301
1,480,000	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF5, 6.20%, due 06/25/37 ††	836,603
389,570	Residential Asset Mortgage Products, Inc., Series 2006-EFC2, Class A1, 2.54%, due 12/25/36 †	378,423
55,046	Residential Asset Securities Corp., Series 2006-EMX4, Class A1, 2.52%, due 06/25/36 †	54,874
424,436	Residential Asset Securities Corp., Series 2006-EMX6, Class A1, 2.54%, due 07/25/36 †	420,608
7,880	Russian Federation, Reg S, 7.50%, due 03/31/30 †† 144A	8,853
500,000	Rutland Rated Investments, Series DRYD-1A, Class A1AL, 3.15%, due 06/20/13 † 144A	254,141
106,120	SACO I, Inc., Series 2005-7, Class A, 2.76%, due 09/25/35 †	87,821
1,054,988	SACO I, Inc., Series 2006-5, Class 1A, 2.63%, due 04/25/36 †	315,871
475,103	SACO I, Inc., Series 2006-6, Class A, 2.61%, due 06/25/36 †	160,316
76,194	Securitized Asset Backed Receivables LLC Trust, Series 2006-FR3, Class A1, 2.53%, due 05/25/36 †	75,997
614,411	SLM Student Loan Trust, Series 2006-5, Class A2, 2.91%, due 07/25/17 †	612,242
2,110,000	SLM Student Loan Trust, Series 2008-5, Class A2, 4.00%, due 10/25/16 †	2,141,980
530,000	SLM Student Loan Trust, Series 2008-5, Class A3, 4.20%, due 01/25/28 †	543,747

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Asset Backed Securities — continued
1,440,000	SLM Student Loan Trust, Series 2008-5, Class A4, 4.60%, due 07/25/23 †	1,497,600
144,442	Small Business Administration, Series 2004-P10A, Class 1, 4.50%, due 02/01/14	138,908
71,613	Structured Asset Securities Corp., Series 2002-AL1, Class A3, 3.45%, due 02/25/32	60,719
675,435	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 2.59%, due 02/25/36 † 144A	183,133
525,000	USAA Auto Owner Trust, Series 2005-3, Class A4, 4.63%, due 05/15/12	530,267
1,125,000	USAA Auto Owner Trust, Series 2006-4, Class A4, 4.98%, due 10/15/12	1,142,252
2,695,000	USAA Auto Owner Trust, Series 2008-1, Class A3, 4.16%, due 04/16/12	2,706,451
2,361,024	Washington Mutual Alternative Mortgage Pass Through Certificates, Series 2006-AR3, Class A1A, 4.50%, due 05/25/46 †	1,752,785
78,408	Washington Mutual, Inc., Series 2005-AR8, Class 2A1A, 2.77%, due 07/25/45 †	63,096
		50,973,745

	Convertible Debt — 0.0%
50,000	Ford Motor Co., Senior Note, 4.25%, due 12/15/36	36,625

	Corporate Debt — 28.0%
30,000	AAC Group Holding Corp., Senior Note, 0.00%, due 10/01/12 ††	28,800
25,000	AES Corp. (The), Senior Note, 9.38%, due 09/15/10	26,438
30,000	AES Corp. (The), Senior Note, 7.75%, due 03/01/14	29,738
870,000	AES Corp. (The), Senior Note, 8.00%, due 06/01/20 144A	843,900
800,000	AES Corp. (The), Senior Note, 8.00%, due 10/15/17	788,000
150,000	AES Corp. (The), Senior Note, 7.75%, due 10/15/15	148,500
360,000	Aiful Corp., Senior Note, 5.00%, due 08/10/10 144A	320,401
140,000	Aleris International, Inc., Senior Note, (PIK), 9.00%, due 12/15/14	112,175
330,000	Alliant Techsystems, Inc., Senior Subordinated Note, 6.75%, due 04/01/16	321,750
10,000	Allied Waste North America, Inc., Senior Note, 6.88%, due 06/01/17	9,825
380,000	Allied Waste North America, Series B, Senior Note, 5.75%, due 02/15/11	375,250
45,000	Allison Transmission, 11.00%, due 11/01/15 144A	40,500
25,000	Allison Transmission, 11.25%, due 11/01/15 144A	21,750
210,000	Allstate Life Global Funding Trusts, 5.38%, due 04/30/13	209,396
340,000	Amerada Hess Corp., 7.30%, due 08/15/31	380,845
250,000	America Movil SAB de CV, 5.63%, due 11/15/17	242,023
610,000	American Express Co., 6.80%, due 09/01/66 †	564,828
450,000	American General Finance Corp., 6.90%, due 12/15/17	392,853
300,000	American International Group, Inc., 5.85%, due 01/16/18	281,557
460,000	American International Group, Inc., Junior Subordinated Note, Series A, 6.25%, due 03/15/87	361,106
135,000	American Railcar Industries, Inc., Senior Note, 7.50%, due 03/01/14	126,225
165,000	American Real Estate Partners, LP/ American Real Estate Finance Corp., Senior Note, 7.13%, due 02/15/13	150,562
215,000	American Tower Corp., Senior Note, 7.50%, due 05/01/12	218,225
110,000	American Tower Corp., Senior Note, 7.00%, due 10/15/17 144A	109,450
155,000	American Tower Corp., Senior Note, 7.13%, due 10/15/12	157,325
312,000	Amgen, Inc., Senior Note, 2.73%, due 11/28/08 †	311,083
310,000	Anadarko Finance Co., Senior Note, 7.50%, due 05/01/31	333,238
310,000	Anadarko Petroleum Corp., Senior Note, 3.18%, due 09/15/09 †	306,540
690,000	Anadarko Petroleum Corp., Senior Note, 6.45%, due 09/15/36	683,280
40,000	Anadarko Petroleum Corp., Senior Note, 5.95%, due 09/15/16	40,086
1,030,000	Apache Corp., 5.25%, due 04/15/13	1,044,469
200,000	ARAMARK Corp., Senior Note, 8.50%, due 02/01/15	197,000
270,000	Arch Western Finance LLC, Guaranteed Senior Note, 6.75%, due 07/01/13	265,950
21,000	Ashtead Capital, Inc., 9.00%, due 08/15/16 144A	18,585
100,000	Ashtead Holdings Plc, 8.63%, due 08/01/15 144A	87,500
425,000	ASIF Global Financing, Senior Note, 3.90%, due 10/22/08 144A	423,589

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
800,000	AT&T, Inc., Global Note, 6.50%, due 09/01/37	776,732
120,000	AT&T, Inc., Global Note, 5.50%, due 02/01/18	116,494
70,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Senior Note, 7.63%, due 05/15/14	56,350
20,000	BAC Capital Trust XIV, 5.63%, due 12/31/49 †	15,619
240,000	Ball Corp., Senior Note, 6.88%, due 12/15/12	240,600
70,000	Ball Corp., Senior Note, 6.63%, due 03/15/18	68,425
425,000	Bank of America Corp., 6.00%, due 09/01/17	410,201
330,000	Bank of America Corp., Series M, 8.13%, due 12/29/49 †	312,348
300,000	Bank of America Corp., 7.80%, due 09/15/16	321,961
400,000	Bank of America Corp., Senior Note, 5.63%, due 10/14/16	383,886
2,450,000	Bank of America Corp., Senior Note, 5.75%, due 12/01/17	2,304,916
1,000,000	Barclays Bank Plc, 6.05%, due 12/04/17 144A	981,929
150,000	Basic Energy Services, Inc., Senior Note, 7.13%, due 04/15/16	146,625
150,000	Bausch & Lomb, Inc., 9.88%, due 11/01/15 144A	151,125
40,000	BE Aerospace, Inc., 8.50%, due 07/01/18	40,350
675,000	Bear Stearns Cos. (The), Inc., 6.95%, due 08/10/12	702,469
700,000	Bear Stearns Cos. (The), Inc., Senior Note, 6.40%, due 10/02/17	692,925
1,380,000	Bear Stearns Cos. (The), Inc., Senior Note, 7.25%, due 02/01/18	1,442,606
25,000	Belvoir Land LLC, 5.27%, due 12/15/47 144A	20,302
30,000	Boyd Gaming Corp., 7.13%, due 02/01/16	22,275
20,000	Bristol-Myers Squibb Co., 6.88%, due 08/01/97	19,797
145,000	Bristol-Myers Squibb Co., 5.88%, due 11/15/36	135,712
250,000	California Steel Industries, Inc., Senior Note, 6.13%, due 03/15/14	218,750
250,000	Canadian Natural Resources, Ltd., 6.50%, due 02/15/37	244,329
105,000	Case Corp., 7.25%, due 01/15/16	102,900
220,000	Case New Holland, Inc., Senior Note, 6.00%, due 06/01/09	219,450
120,000	CCH I Holdings LLC, Senior Note, 9.92%, due 04/01/14	67,800
70,000	CCH I LLC, Senior Note, 11.00%, due 10/01/15	52,238
75,000	Centerpoint Energy, Inc.,Senior Note, Series B, 7.25%, due 09/01/10	77,409
200,000	Century Aluminum Co., Senior Note, 7.50%, due 08/15/14	199,000
95,000	Charter Communications Operating LLC/Charter Communications Capital Corp., Senior Note, 8.00%, due 04/30/12 144A	90,250
300,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.38%, due 04/30/14 144A	285,750
90,000	Chemtura Corp., 6.88%, due 06/01/16	78,300
55,000	Chesapeake Energy Corp., 6.50%, due 08/15/17	51,700
125,000	Chesapeake Energy Corp., Senior Note, 7.25%, due 12/15/18	122,188
95,000	Chesapeake Energy Corp., Senior Note, 7.50%, due 09/15/13	95,475
100,000	Chesapeake Energy Corp., Senior Note, 7.50%, due 06/15/14	99,750
205,000	Chesapeake Energy Corp., Senior Note, 6.38%, due 06/15/15	194,750
1,150,000	Citigroup, Inc., Global Note, 5.50%, due 04/11/13	1,123,534
490,000	Citigroup, Inc., Global Note, 4.13%, due 02/22/10	485,652
1,350,000	Citigroup, Inc., Global Note, 5.30%, due 10/17/12	1,318,097
1,460,000	Citigroup, Inc., Global Senior Note, 6.13%, due 11/21/17	1,403,618
720,000	Citigroup, Inc., Senior Note, 6.88%, due 03/05/38	696,942
60,000	Citizens Communications Co., Senior Note, 7.88%, due 01/15/27	52,800
50,000	Citizens Communications Co., Senior Note, 7.13%, due 03/15/19	45,000
170,000	Clear Channel Communications, Inc., 5.50%, due 09/15/14	102,119
90,000	Clear Channel Communications, Inc., 6.25%, due 03/15/11	76,320
925,000	Coca-Cola Co. (The), 5.35%, due 11/15/17	934,099
855,000	Comcast Cable Communications Holdings, Inc., 8.38%, due 03/15/13	942,076
870,000	Comcast Corp., 6.50%, due 01/15/15	884,613
65,000	Comcast Corp., 7.05%, due 03/15/33	66,232
270,000	Comcast Corp., 6.50%, due 01/15/17	272,045
300,000	Comcast Corp., 6.95%, due 08/15/37	295,986

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
110,000	Community Health Systems, Inc., 8.88%, due 07/15/15	111,238
260,000	Compagnie Generale de Geophysique-Veritas, Senior Note, 7.50%, due 05/15/15	260,650
120,000	Compagnie Generale de Geophysique-Veritas, Senior Note, 7.75%, due 05/15/17	120,750
130,000	Complete Production Services, Inc., Senior Note, 8.00%, due 12/15/16	130,488
160,000	Compton Petroleum Finance Corp., Senior Note, 7.63%, due 12/01/13	158,000
240,000	ConocoPhillips, 5.90%, due 05/15/38	237,480
530,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	582,933
20,000	Constellation Brands, Inc., Senior Note, 7.25%, due 05/15/17	18,800
195,000	Constellation Brands, Inc., Senior Note, 7.25%, due 09/01/16	184,275
75,000	Constellation Brands, Inc., Senior Note, 8.38%, due 12/15/14	76,313
140,000	Constellation Brands, Inc., Senior Subordinated Note, 8.13%, due 01/15/12	140,000
60,000	Corrections Corp. of America, Senior Note, 6.75%, due 01/31/14	59,550
165,000	Corrections Corp. of America, Senior Note, 6.25%, due 03/15/13	159,637
210,000	Countrywide Financial Corp., 6.25%, due 05/15/16	187,252
1,100,000	Countrywide Home Loans, Inc., 5.63%, due 07/15/09	1,072,967
190,000	Credit Suisse Guernsey, Ltd., 5.86%, due 05/29/49 †	158,653
1,475,000	Credit Suisse/New York NY, 5.00%, due 05/15/13	1,436,946
55,000	Crown Americas LLC and Crown Americas Capital Corp., 7.75%, due 11/15/15	55,275
215,000	Crown Americas LLC and Crown Americas Capital Corp., Senior Note, 7.63%, due 11/15/13	215,537
79,378	CVS Caremark Corp., 6.94%, due 01/10/30 144A	76,502
113,189	CVS Lease Pass Through, 5.88%, due 01/10/28 144A	100,631
86,935	CVS Lease Pass Through, 6.04%, due 12/10/28 144A	80,952
220,000	CVS Lease Pass Through, 9.35%, due 01/10/23 144A	210,650
410,000	DaimlerChrysler NA Holding Corp., Guaranteed Note, 5.88%, due 03/15/11	415,530
140,000	DaVita, Inc., Senior Note, 6.63%, due 03/15/13	135,100
225,000	Delta Petroleum Corp., Senior Note, 7.00%, due 04/01/15	193,500
175,000	Denbury Resources, Inc., Guaranteed Senior Subordinated Note, 7.50%, due 12/15/15	175,000
400,000	Depfa ACS Bank, 5.13%, due 03/16/37 144A	381,322
310,000	Deutsche Telekom International Finance BV, 5.75%, due 03/23/16	302,935
100,000	Devon Financing Corp. ULC, 7.88%, due 09/30/31	118,452
30,000	DI Finance/Dyncorp International, Series B, 9.50%, due 02/15/13	30,000
1,400,000	Diageo Capital Plc, 5.20%, due 01/30/13	1,403,011
235,000	DirecTV Holdings LLC/DirecTV Financing Co., Senior Note, 8.38%, due 03/15/13	243,225
410,000	Dominion Resources, Inc., 5.70%, due 09/17/12	416,675
195,000	Dominion Resources, Inc., Series D, Senior Note, 5.13%, due 12/15/09	197,247
220,000	Dr Pepper Snapple Group, Inc., 6.82%, due 05/01/18 144A	221,300
30,000	DRS Technologies, Inc., Senior Note, 6.63%, due 02/01/16	30,600
260,000	DRS Technologies, Inc., Senior Subordinated Note, 6.88%, due 11/01/13	261,300
500,000	Duke Energy Corp., 5.63%, due 11/30/12	514,970
160,000	Dynegy Holdings, Inc., 8.75%, due 02/15/12	163,200
145,000	Dynegy Holdings, Inc., 7.75%, due 06/01/19	132,675
20,000	Eastman Kodak Co., Senior Note, 7.25%, due 11/15/13	19,550
240,000	Echostar DBS Corp., 6.38%, due 10/01/11	232,200
90,000	Echostar DBS Corp., 7.75%, due 05/31/15 144A	87,975
30,000	Echostar DBS Corp., Senior Note, 6.63%, due 10/01/14	27,825
40,000	Echostar DBS Corp., Senior Note, 7.00%, due 10/01/13	38,300
200,000	Edison Mission Energy, Senior Note, 7.50%, due 06/15/13	199,500
140,000	Edison Mission Energy, Senior Note, 7.20%, due 05/15/19	131,250
50,000	Edison Mission Energy, Senior Note, 7.63%, due 05/15/27	45,125
110,000	Edison Mission Energy, Senior Note, 7.00%, due 05/15/17	103,400
550,000	EDP Finance BV, 6.00%, due 02/02/18 144A	548,661
37,000	El Paso Corp., 7.75%, due 01/15/32	37,251
280,000	El Paso Corp., Senior Note, 6.88%, due 06/15/14	281,912
480,000	El Paso Corp., Senior Note, 7.00%, due 06/15/17	472,170

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
190,000	El Paso Natural Gas Co., 8.38%, due 06/15/32	213,124
430,000	El Paso Performance Linked Trust, 7.75%, due 07/15/11 144A	435,346
550,000	Electronic Data Systems Corp., 7.13%, due 10/15/09	567,370
1,030,000	Embarq Corp., 6.74%, due 06/01/13	994,847
10,000	Energy Future Holdings Corp., 10.88%, due 11/01/17 144A	10,150
2,550,000	Energy Future Holdings Corp., 11.25%, due 11/01/17 144A	2,556,375
160,000	Energy Future Holdings Corp., Series O, 6.50%, due 11/15/24	118,848
190,000	Energy Future Holdings Corp., Senior Note, Series P, 5.55%, due 11/15/14	149,696
665,000	Energy Future Holdings Corp., Senior Note, Series R, 6.55%, due 11/15/34	487,829
400,000	Evraz Group SA, 8.88%, due 04/24/13 144A	402,480
200,000	FirstEnergy Corp., Series B, 6.45%, due 11/15/11	205,374
475,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	518,009
575,000	Florida Power & Light Co., 5.95%, due 02/01/38	570,379
175,000	Florida Power Corp., 6.40%, due 06/15/38	178,336
380,000	FMC Finance III SA, Guaranteed Senior Note, 6.88%, due 07/15/17	375,250
665,000	Ford Motor Co., Global Note, 7.45%, due 07/16/31	390,687
360,000	Ford Motor Credit Co., 7.38%, due 10/28/09	327,978
490,000	Ford Motor Credit Co., 8.00%, due 12/15/16	356,604
700,000	Ford Motor Credit Co. LLC, 12.00%, due 05/15/15	616,445
105,000	Ford Motor Credit Co., Global Note, 7.00%, due 10/01/13	77,401
110,000	Forest Oil Corp., Senior Note, 8.00%, due 12/15/11	113,850
190,000	Foundation PA Coal Co., Guaranteed Senior Note, 7.25%, due 08/01/14	190,950
150,000	Freeport-McMoRan Copper & Gold, Inc., Senior Note, 8.25%, due 04/01/15	157,891
790,000	Freeport-McMoRan Copper & Gold, Inc., Senior Note, 8.38%, due 04/01/17	834,746
35,000	Freescale Semiconductor, Inc., Senior Note, 8.88%, due 12/15/14	28,613
255,000	Frontier Oil Corp., Senior Note, 6.63%, due 10/01/11	252,450
220,000	Gaz Capital SA, 6.21%, due 11/22/16 144A	206,096
290,000	Gaz Capital SA for Gazprom, 6.51%, due 03/07/22 144A	261,000
3,200,000	General Electric Capital Corp., 5.25%, due 10/19/12	3,234,272
860,000	General Electric Capital Corp., 6.38%, due 11/15/67 †	814,796
1,040,000	General Electric Capital Corp., 5.00%, due 11/15/11	1,060,815
690,000	General Electric Capital Corp., (MTN), Series G, 6.15%, due 08/07/37	649,591
1,225,000	General Electric Co., 5.25%, due 12/06/17	1,179,783
530,000	General Motors Acceptance Corp., 8.00%, due 11/01/31	345,488
100,000	General Motors Acceptance Corp., Senior Note, 5.85%, due 01/14/09	94,970
1,300,000	General Motors Acceptance Corp., Senior Note, 5.63%, due 05/15/09	1,203,909
575,000	General Motors Corp., 8.38%, due 07/15/33	343,562
100,000	General Motors Corp., Senior Note, 8.25%, due 07/15/23	58,750
30,000	Georgia Gulf Corp., Senior Note, 9.50%, due 10/15/14	22,575
235,000	Georgia-Pacific Corp., 8.13%, due 05/15/11	233,237
500,000	GlaxoSmithKline Capital, Inc., 4.85%, due 05/15/13	499,862
780,000	GlaxoSmithKline Capital, Inc., 5.65%, due 05/15/18	778,477
710,000	Glen Meadow Pass-Through Trust, 6.51%, due 02/12/67 † 144A	600,329
150,000	Glitnir Banki HF, 6.33%, due 07/28/11 144A	121,745
290,000	Glitnir Banki HF, 6.38%, due 09/25/12 144A	249,483
320,000	Glitnir Banki HF, Subordinated Note, 6.69%, due 06/15/16 † 144A	205,904
1,100,000	GMAC LLC, Global Note, 7.75%, due 01/19/10	940,962
2,380,000	GMAC LLC, Global Note, 6.88%, due 09/15/11	1,711,322
30,000	Goldman Sachs Capital II, Guaranteed Note, 5.79%, due 12/29/49 †	20,878
625,000	Goldman Sachs Group (The), Inc., 6.75%, due 10/01/37	573,439
810,000	Goldman Sachs Group (The), Inc., 5.95%, due 01/18/18	778,954
330,000	Goldman Sachs Group LP, Senior Note, 4.50%, due 06/15/10	330,595
1,010,000	Goldman Sachs Group, Inc., Global Note, 5.25%, due 10/15/13	989,774
60,000	Graham Packaging Co., Inc., Senior Note, 8.50%, due 10/15/12	57,150
30,000	Graham Packaging Co., Inc., Senior Subordinated Note, 9.88%, due 10/15/14	26,700
15,000	Gulfmark Offshore, Inc., Senior Note, 7.75%, due 07/15/14	15,188

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
325,000	Harrah’s Operating Co., Inc., Senior Note, 10.75%, due 02/01/16 144A	271,375
350,000	Hartford Life Global Funding Trusts, (MTN), 2.95%, due 09/15/09 †	349,967
110,000	HBOS Capital Funding, LP, 6.07%, due 06/30/49 † 144A	95,219
100,000	HBOS Treasury Services Plc/New York, NY, 5.25%, due 02/21/17 144A	98,502
9,000	HCA, Inc., 6.25%, due 02/15/13	7,853
20,000	HCA, Inc., 5.75%, due 03/15/14	16,750
467,000	HCA, Inc., 6.50%, due 02/15/16	391,112
20,000	HCA, Inc., Senior Note, 9.13%, due 11/15/14	20,500
180,000	HCA, Inc., Senior Note, 9.25%, due 11/15/16	185,850
64,000	HCA, Inc., Senior Note, (PIK), 9.63%, due 11/15/16	66,080
125,000	Helix Energy Solutions Group, Inc., 9.50%, due 01/15/16 144A	128,750
185,000	Hertz Corp., Senior Note, 8.88%, due 01/01/14	170,200
30,000	Hertz Corp., Senior Subordinated Note, 10.50%, due 01/01/16	27,450
40,000	Hess Corp., 7.88%, due 10/01/29	46,002
600,000	Hess Corp., 6.65%, due 08/15/11	629,755
185,000	Hexcel Corp., Senior Subordinated Note, 6.75%, due 02/01/15	180,837
85,000	Hexion US Finance Corp. Hexion Nova Scotia Finance ULC, 9.75%, due 11/15/14	77,350
90,000	Hilcorp Energy I LP/Hilcorp Finance Co., 9.00%, due 06/01/16 144A	92,025
295,000	Hornbeck Offshore Services, Inc., Senior Note, Series B, 6.13%, due 12/01/14	284,675
430,000	HSBC Finance Corp., 4.63%, due 09/15/10	426,643
200,000	HSBK Europe BV, 9.25%, due 10/16/13 144A	202,000
270,000	Huntsman LLC, Senior Note, 11.50%, due 07/15/12	281,475
248,000	ICICI Bank, Ltd., Subordinated Note, 6.38%, due 04/30/22 † 144A	222,612
650,000	ICICI Bank, Ltd., Subordinated Note, 6.38%, due 04/30/22 †	588,384
205,000	Idearc, Inc., Senior Note, 8.00%, due 11/15/16	129,919
245,000	Inergy, LP/Inergy Finance Corp., Senior Note, 6.88%, due 12/15/14	229,075
100,000	Innophos, Inc., 8.88%, due 08/15/14	100,500
185,000	Interface, Inc., Senior Note, 10.38%, due 02/01/10	195,175
360,000	Intergas Finance BV, 6.38%, due 05/14/17 144A	321,300
480,000	Intergas Finance BV, Reg S, 6.38%, due 05/14/17 144A	419,926
190,000	Intergen NV, Senior Note, 9.00%, due 06/30/17 144A	197,600
725,000	International Business Machines Corp., 5.70%, due 09/14/17	737,122
135,000	Invista, 9.25%, due 05/01/12 144A	138,713
325,000	Iron Mountain, Inc., Senior Subordinated Note, 7.75%, due 01/15/15	325,000
47,000	Ispat Inland ULC, Senior Secured Note, 9.75%, due 04/01/14	50,242
172,000	Itron, Inc., Senior Subordinated Note, 7.75%, due 05/15/12	171,140
1,380,000	JPMorgan Chase & Co., 6.00%, due 01/15/18	1,346,717
2,425,000	JPMorgan Chase & Co., 4.75%, due 05/01/13	2,359,268
1,030,000	JPMorgan Chase & Co., Global Subordinated Note, 5.15%, due 10/01/15	993,215
210,000	JPMorgan Chase & Co., Senior Note, 5.60%, due 06/01/11	213,019
1,760,000	JPMorgan Chase & Co., Subordinated Note, 6.13%, due 06/27/17	1,734,948
775,000	JPMorgan Chase Bank NA, 6.00%, due 10/01/17	754,182
600,000	JPMorgan Chase Bank NA, Subordinated Note, 6.00%, due 07/05/17	589,174
100,000	K Hovnanian Enterprises, Inc., Guaranteed Senior Note, 6.50%, due 01/15/14	65,500
55,000	KAR Holdings, Inc., Senior Subordinated Note, 10.00%, due 05/01/15	46,475
100,000	Kaupthing Bank Hf, 7.13%, due 05/19/16 144A	70,566
1,680,000	Kaupthing Bank Hf, 7.63%, due 02/28/15 144A	1,318,069
620,000	KazMunaiGaz Finance Sub BV, 8.38%, due 07/02/13 144A	621,085
590,000	Kerr-McGee Corp., 7.88%, due 09/15/31	688,393
30,000	Kinder Morgan Energy Partners, LP, 7.13%, due 03/15/12	31,343
40,000	Kinder Morgan Energy Partners, LP, 6.75%, due 03/15/11	41,256
120,000	Kinder Morgan Energy Partners, LP, 6.95%, due 01/15/38	119,473
100,000	Kinder Morgan Energy Partners, LP, 5.95%, due 02/15/18	97,601
60,000	Kinder Morgan Energy Partners, LP, Senior Note, 5.00%, due 12/15/13	57,572
780,000	Kinder Morgan Energy Partners, LP, Senior Note, 6.00%, due 02/01/17	771,989
90,000	Koppers Holdings, Inc., Senior Note, Step-Up, 0.00%, due 11/15/14 ††	81,900

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
130,000	Koppers, Inc., Senior Secured Note, 9.88%, due 10/15/13	137,150
560,000	Kraft Foods, Inc., 6.50%, due 08/11/17	561,667
875,000	Kraft Foods, Inc., 6.13%, due 02/01/18	852,086
600,000	Kroger Co. (The), Senior Note, 6.15%, due 01/15/20	594,860
320,000	L-3 Communications Corp, Senior Subordinated Note, 6.38%, due 10/15/15	300,800
11,000	Lamar Media Corp., Senior Subordinated Note, 7.25%, due 01/01/13	10,629
175,000	Lamar Media Corp., Senior Subordinated Note, 6.63%, due 08/15/15	160,125
5,000	Lamar Media Corp., Senior Subordinated Note, Series B, 6.63%, due 08/15/15	4,575
290,000	Landsbanki Islands HF, 6.10%, due 08/25/11 144A	255,847
470,000	Lehman Brothers Holdings Capital Trust V, (MTN), 5.86%, due 11/29/49 †	306,917
145,000	Lehman Brothers Holdings, Inc., 5.63%, due 01/24/13	137,378
1,120,000	Lehman Brothers Holdings, Inc., (MTN), Series I, 6.75%, due 12/28/17	1,053,949
275,000	Lehman Brothers Holdings, Inc., (MTN), 4.48%, due 09/15/22 †	266,752
905,000	Lehman Brothers Holdings, Inc., (MTN), 6.20%, due 09/26/14	864,887
890,000	Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17	824,721
85,000	Level 3 Financing, Inc., 9.25%, due 11/01/14	77,775
700,000	Liberty Media Corp., Senior Note, 7.88%, due 07/15/09	710,312
45,000	Linn Energy LLC, 9.88%, due 07/01/18 144A	44,775
150,000	Mandalay Resort Group, Senior Note, 6.38%, due 12/15/11	137,250
140,000	Mandalay Resort Group, Senior Subordinated Note, 9.38%, due 02/15/10	140,700
115,000	MarkWest Energy Partners, LP / MarkWest Energy Finance Corp., Series B, 8.50%, due 07/15/16	117,300
135,000	Massey Energy Co., 6.88%, due 12/15/13	132,300
50,000	MassMutual Global Funding II, 2.55%, due 07/15/08 144A	49,998
350,000	Merna Reinsurance, Ltd., Note, Series B, 4.56%, due 06/30/12 † 144A	332,745
190,000	Merrill Lynch & Co., Inc., 5.45%, due 02/05/13	179,386
840,000	Merrill Lynch & Co., Inc., Subordinated Note, 5.70%, due 05/02/17	740,802
25,000	Metlife, Inc., Senior Note, 6.38%, due 06/15/34	24,054
560,000	Metlife, Inc., Subordinated Note, 6.40%, due 12/15/36	490,422
70,000	MetroPCS Wireless, Inc., 9.25%, due 11/01/14	67,725
1,400,000	Metropolitan Life Global Funding I, 5.13%, due 04/10/13 144A	1,380,002
200,000	MGM Mirage, Senior Note, 6.00%, due 10/01/09	197,750
165,000	MGM Mirage, Senior Note, 7.63%, due 01/15/17	136,538
85,000	MGM Mirage, Senior Subordinated Note, 8.38%, due 02/01/11	82,450
150,000	Midamerican Energy Holdings Co., 6.50%, due 09/15/37	151,993
225,000	Midamerican Energy Holdings Co., Senior Note, 5.95%, due 05/15/37	211,782
175,000	Mohegan Tribal Gaming Authority, Senior Note, 6.13%, due 02/15/13	160,125
940,000	Monumental Global Funding, Ltd., (MTN), 2.65%, due 06/16/10 †	907,664
930,000	Morgan Stanley, 5.63%, due 01/09/12	931,424
1,075,000	Morgan Stanley, 2.96%, due 01/09/12 †	999,906
750,000	Morgan Stanley, (MTN), Series E, 5.45%, due 01/09/17	682,298
1,100,000	Morgan Stanley, (MTN), 6.25%, due 08/28/17	1,027,279
900,000	Morgan Stanley, (MTN), Series F, 5.75%, due 08/31/12	893,683
130,000	Morgan Stanley, (MTN), 3.18%, due 10/18/16 †	112,968
70,000	Mosaic Co. (The), Senior Note, 7.88%, due 12/01/16 144A	74,900
200,000	Mosaic Global Holdings, Inc., Senior Note, 7.38%, due 12/01/14 144A	210,000
160,000	Mueller Water Products, Inc., 7.38%, due 06/01/17	137,600
100,000	MUFG Capital Finance 1, Ltd., Secured Note, 6.35%, due 07/25/99 †	86,810
190,000	Nalco Co., Senior Note, 7.75%, due 11/15/11	190,950
65,000	Nationwide Building Society, 4.25%, due 02/01/10 144A	63,895
110,000	Neiman-Marcus Group, Inc., (PIK), 9.00%, due 10/15/15	109,175
30,000	News America, Inc., Senior Note, 6.65%, due 11/15/37	29,386
50,000	News America, Inc., Senior Note, 7.28%, due 06/30/28	51,521
60,000	Norfolk Southern Corp., Senior Note, 7.25%, due 02/15/31	65,278
85,000	Nortek, Inc., Senior Subordinated Note, 8.50%, due 09/01/14	54,825
255,000	Novelis, Inc., Senior Note, 7.25%, due 02/15/15	242,250

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
325,000	NRG Energy, Inc., Senior Note, 7.25%, due 02/01/14	311,187
40,000	NRG Energy, Inc., Senior Note, 7.38%, due 02/01/16	37,750
100,000	NRG Energy, Inc., Senior Note, 7.38%, due 01/15/17	94,750
10,000	NXP BV / NXP Funding LLC, Senior Secured Note, 7.88%, due 10/15/14	9,250
190,000	Offshore Logistics, Inc., Senior Note, 6.13%, due 06/15/13	183,825
70,000	OPTI Canada, Inc., Guaranteed Senior Note, 7.88%, due 12/15/14	69,475
75,000	OPTI Canada, Inc., Senior Note, 8.25%, due 12/15/14	75,000
715,000	Oracle Corp., 4.95%, due 04/15/13	722,673
290,000	Owens Brockway Glass Container, Inc., Senior Secured Note, 6.75%, due 12/01/14	291,450
45,000	Oxford Industries, Inc., Senior Note, 8.88%, due 06/01/11	43,650
10,000	Pacific Energy Partners, LP / Pacific Energy Finance Corp., Senior Note, 7.13%, due 06/15/14	10,093
10,000	Pacific Gas & Electric Co., 5.63%, due 11/30/17	9,979
720,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	696,461
30,000	Peabody Energy Corp., Senior Note, 6.88%, due 03/15/13	30,225
606,000	Pemex Project Funding Master Trust, 6.63%, due 06/15/35	600,911
480,000	Petrobras International Finance Co., 6.13%, due 10/06/16	482,400
130,000	Petroplus Finance, Ltd., Guaranteed Senior Note, 6.75%, due 05/01/14 144A	118,300
60,000	Petroplus Finance, Ltd., Guaranteed Senior Note, 7.00%, due 05/01/17 144A	53,250
110,000	PHI, Inc., 7.13%, due 04/15/13	106,150
125,000	Phillips-Van Heusen, Senior Note, 8.13%, due 05/01/13	126,875
90,000	Pinnacle Entertainment, Inc., 7.50%, due 06/15/15	69,300
30,000	Pride International, Inc., Senior Note, 7.38%, due 07/15/14	30,075
20,000	Qwest Communications International, Inc., Senior Note, Series B, 7.50%, due 02/15/14	19,100
100,000	Qwest Corp., 6.88%, due 09/15/33	83,000
110,000	Qwest Corp., 8.88%, due 03/15/12	112,750
45,000	Qwest Corp., 7.50%, due 10/01/14	43,538
55,000	Qwest Corp., Senior Note, 6.50%, due 06/01/17	49,363
250,000	Range Resources Corp., Senior Subordinated Note, 7.38%, due 07/15/13	250,625
75,000	RathGibson, Inc., Senior Note, 11.25%, due 02/15/14	72,188
150,000	RBS Global, Inc./Rexnord LLC, 9.50%, due 08/01/14	145,500
310,000	Realogy Corp. Senior Subordinated Note, 12.38%, due 04/15/15	153,450
199,000	Regency Energy Partners, LP/Regency Energy Finance Corp., Senior Note, 8.38%, due 12/15/13	204,472
126,000	Residential Capital LLC, 8.50%, due 05/15/10 144A	106,470
920,000	Residential Capital LLC, 9.63%, due 05/15/15 144A	450,800
590,000	Resona Preferred Global Securities, Cayman, 7.19%, due 12/29/49 † 144A	545,529
115,000	Reynolds American, Inc., Senior Note, 6.75%, due 06/15/17	114,976
150,000	RH Donnelley Corp., Series A, 8.88%, due 10/15/17 144A	90,000
85,000	River Rock Entertainment Authority, Senior Note, 9.75%, due 11/01/11	85,425
40,000	Rogers Cable, Inc., 6.25%, due 06/15/13	40,917
55,000	Rogers Wireless Communications, Inc., Senior Secured Note, 7.50%, due 03/15/15	58,299
15,000	Rogers Wireless, Inc., Senior Subordinated Note, 8.00%, due 12/15/12	15,563
100,000	Royal Bank of Scotland Group Plc, Series U, 7.64%, due 03/31/43 †	91,579
240,000	Royal Bank of Scotland Group Plc, 6.99%, due 10/29/49 † 144A	216,360
310,000	Royal KPN NV, 8.00%, due 10/01/10	328,160
550,000	RSHB Capital SA for OJSC Russian Agricultural Bank, 6.30%, due 05/15/17 144A	508,832
160,000	SemGroup, LP, Senior Note, 8.75%, due 11/15/15 144A	156,000
110,000	Service Corp. International, Senior Note, 7.50%, due 04/01/27	94,050
20,000	Service Corp. International/US, Senior Note, 6.75%, due 04/01/16	19,050
10,000	Service Corp. International/US, Senior Note, 7.63%, due 10/01/18	10,025
410,000	Shinsei Finance Cayman, Ltd., 6.42%, due 01/29/49 † 144A	288,337
500,000	Sigma Finance, Inc., 1.00%, due 08/11/16 † 144A	335,625
10,000	SLM Corp., 5.00%, due 04/15/15	8,473
75,000	SLM Corp., 5.63%, due 08/01/33	56,635

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
690,000	SLM Corp., 5.38%, due 05/15/14	606,923
600,000	SLM Corp., 3.06%, due 07/27/09 †	562,674
335,000	SLM Corp., (MTN), 5.00%, due 10/01/13	289,985
225,000	SLM Corp., (MTN), 3.22%, due 01/27/14 †	189,464
160,000	Smithfield Foods, Inc., Senior Note, 7.00%, due 08/01/11	146,800
200,000	Southern California Edison Co., Series 2, 5.95%, due 02/01/38	198,393
50,000	Southwestern Energy Co., 7.50%, due 02/01/18 144A	51,696
80,000	Sprint Capital Corp., 8.75%, due 03/15/32	76,384
10,000	Sprint Capital Corp., Guaranteed Note, 6.90%, due 05/01/19	8,791
1,100,000	Sprint Nextel Corp., 6.00%, due 12/01/16	947,493
95,000	SPX Corp., 7.63%, due 12/15/14 144A	96,544
135,000	Station Casinos, Inc., 7.75%, due 08/15/16	103,950
100,000	Station Casinos, Inc., Senior Note, 6.00%, due 04/01/12	80,000
55,000	Steel Dynamics, Inc., Senior Note, 7.38%, due 11/01/12 144A	55,275
100,000	Steel Dynamics, Inc., Senior Note, 6.75%, due 04/01/15	96,250
70,000	Suburban Propane Partners, 6.88%, due 12/15/13	66,500
15,000	Sun Media Corp., Senior Note, 7.63%, due 02/15/13	14,588
261,000	Sungard Data Systems, Inc., 9.13%, due 08/15/13	264,915
60,000	Sungard Data Systems, Inc., Senior Subordinated Note, 10.25%, due 08/15/15	60,600
500,000	SunTrust Banks, Inc., 6.10%, due 12/15/36 †	398,265
95,000	SunTrust Banks, Inc., Senior Note, 4.00%, due 10/15/08	95,015
590,000	SunTrust Preferred Capital I, 5.85%, due 12/31/49 †	429,534
1,910,000	Svensk Exportkredit AB, Global Note, (MTN), Series G, 4.88%, due 09/29/11	1,973,618
110,000	Swift Energy Co., 7.63%, due 07/15/11	110,000
70,000	Targa Resources Partners, LP, 8.25%, due 07/01/16 144A	67,900
100,000	Targa Resources, Inc., 8.50%, due 11/01/13	98,500
10,000	TCI Communications, Inc., Senior Note, 8.75%, due 08/01/15	11,319
220,000	Tele-Communications-TCI Group, Senior Note, 7.13%, due 02/15/28	222,768
520,000	Telecom Italia Capital SA, Guaranteed Senior Note, 5.25%, due 10/01/15	476,579
75,000	Telefonica Emisones SAU, Guaranteed Senior Note, 6.42%, due 06/20/16	76,248
40,000	Tenet Healthcare Corp., Senior Note, 9.88%, due 07/01/14	40,400
20,000	Tennessee Gas Pipeline Co., 7.63%, due 04/01/37	20,916
275,000	Terex Corp., Senior Subordinated Note, 7.38%, due 01/15/14	272,250
300,000	Tesoro Corp., Senior Note, 6.25%, due 11/01/12	286,500
130,000	Texas Industries, Inc., Senior Note, 7.25%, due 07/15/13	130,000
740,000	Time Warner Cable, Inc., 5.85%, due 05/01/17	704,039
350,000	Time Warner Cable, Inc., 6.55%, due 05/01/37	323,343
160,000	Time Warner Cable, Inc., 7.30%, due 07/01/38	159,497
90,000	Time Warner Cos., Inc., 7.57%, due 02/01/24	91,744
240,000	Time Warner Entertainment Co. LP, Senior Subordinated Note, 8.38%, due 07/15/33	260,452
230,000	Time Warner, Inc., 6.88%, due 05/01/12	235,498
40,000	TL Acquisitions, Inc., Senior Subordinated Note, 10.50%, due 01/15/15 144A	34,800
100,000	TNK-BP Finance SA, 6.63%, due 03/20/17 144A	88,750
410,000	TNK-BP Finance SA, 7.50%, due 07/18/16 144A	388,967
280,000	TNK-BP Finance SA, 7.88%, due 03/13/18 144A	270,900
330,000	TNK-BP Finance SA, Series R, 6.63%, due 03/20/17 144A	287,407
316,000	TNK-BP Finance SA, 7.50%, due 07/18/16 144A	294,465
135,000	Transocean, Inc., Senior Note, 6.80%, due 03/15/38	138,514
110,000	Transocean, Inc., Senior Note, 6.00%, due 03/15/18	110,365
810,000	Travelers Cos. (The), Inc., Subordinated Note, 6.25%, due 03/15/37 †	697,019
560,000	TuranAlem Finance BV, 8.25%, due 01/22/37 144A	469,000
820,000	TuranAlem Finance, Guaranteed Note, (MTN), 8.25%, due 01/22/37 144A	687,775
30,000	Tyco International Group SA, 6.13%, due 11/01/08	30,097
1,050,000	Tyco International Group SA, 6.00%, due 11/15/13	1,014,298
10,000	Tyco International Group SA, Guaranteed Note, 6.13%, due 01/15/09	10,098
80,000	Tyco International Group SA, Guaranteed Note, 6.75%, due 02/15/11	82,188

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
90,000	Tyco International Group SA, Senior Note, 6.38%, due 10/15/11	92,167
50,000	Tyco International, Ltd. / Tyco International Finance SA, 6.88%, due 01/15/21 144A	50,081
1,380,000	UBS AG/Stamford Branch, 5.88%, due 12/20/17	1,344,792
500,000	UBS AG/Stamford Branch, 5.75%, due 04/25/18	477,985
1,500,000	United Arab Emirates, 5.50%, due 08/02/12	1,545,424
870,000	United Parcel Service, Inc., Senior Note, 4.50%, due 01/15/13	872,640
200,000	United Parcel Service, Inc., Senior Note, 6.20%, due 01/15/38	203,407
135,000	United Rentals North America, Inc., 6.50%, due 02/15/12	122,175
95,000	US Concrete, Inc., Senior Subordinated Note, 8.38%, due 04/01/14	84,788
970,000	Vale Overseas, Ltd., Guaranteed Note, 6.88%, due 11/21/36	905,723
320,000	Vedanta Resources Plc, 8.75%, due 01/15/14 144A	320,000
50,000	Ventas Realty LP/Ventas Capital Corp. REIT, 9.00%, due 05/01/12	52,625
60,000	Ventas Realty, LP/Ventas Capital Corp. REIT, 6.75%, due 06/01/10	60,000
45,000	Ventas Realty, LP/Ventas Capital Corp. REIT, Senior Note, 6.75%, due 04/01/17	43,425
110,000	Verizon Communications, Inc., 6.10%, due 04/15/18	109,404
270,000	Verizon Global Funding Corp., Global Note, 7.38%, due 09/01/12	291,578
90,000	Verizon Virginia, Inc., 4.63%, due 03/15/13	87,092
460,000	VIP Finance Ireland, Ltd. for OJSC Vimpel Communications, Class A, 8.38%, due 04/30/13 144A	453,922
24,000	Visteon Corp., 8.25%, due 08/01/10	21,480
60,000	Visteon Corp., 12.25%, due 12/31/16 144A	48,300
105,000	Vodafone Group Plc, 7.75%, due 02/15/10	109,763
250,000	Vodafone Group Plc, 6.15%, due 02/27/37	229,359
1,325,000	Wachovia Bank NA/Charlotte NC, 6.60%, due 01/15/38	1,158,030
360,000	Wachovia Capital Trust III, Secured Note, 5.80%, due 03/15/42 †	244,938
250,000	Wachovia Corp., 5.50%, due 05/01/13	239,524
700,000	Wachovia Corp., Senior Note, 5.63%, due 10/15/16	637,515
640,000	Wachovia Corp., Subordinated Note, 5.25%, due 08/01/14	596,653
730,000	WellPoint, Inc., 5.88%, due 06/15/17	706,813
25,000	WellPoint, Inc., 5.95%, due 12/15/34	21,682
265,000	Wells Fargo & Co., 4.63%, due 08/09/10	267,806
130,000	Wells Fargo & Co., 5.30%, due 08/26/11	132,353
2,475,000	Wells Fargo & Co., 4.38%, due 01/31/13	2,399,008
55,000	Wells Fargo & Co., (MTN), Series J, 4.20%, due 01/15/10	55,181
65,000	Wells Fargo & Co., Senior Note, 4.88%, due 01/12/11	65,935
350,000	Wells Fargo Capital X, 5.95%, due 12/15/36	318,533
30,000	Westlake Chemical Corp., Senior Note, 6.63%, due 01/15/16	25,350
440,000	Weyerhaeuser Co., 6.75%, due 03/15/12	453,534
590,000	Williams Cos., Inc., Series A, 7.50%, due 01/15/31	599,587
200,000	Williams Partners LP/Williams Partners Finance Corp., Senior Note, 7.50%, due 06/15/11	207,000
140,000	Windstream Corp., Senior Note, 8.63%, due 08/01/16	140,350
75,000	Wyeth, 6.00%, due 02/15/36	72,974
510,000	Wyeth, 5.95%, due 04/01/37	493,929
225,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.63%, due 12/01/14	207,000
290,000	XTO Energy, Inc., 5.65%, due 04/01/16	287,929
205,000	XTO Energy, Inc., 6.25%, due 08/01/17	207,463
380,000	XTO Energy, Inc., Senior Note, 7.50%, due 04/15/12	408,028
160,000	XTO Energy, Inc., Senior Note, 6.75%, due 08/01/37	162,762
		152,592,377

	Mortgage Backed Securities — 67.4%
534,603	American Home Mortgage Assets, Series 2006-6, Class A1A, 2.67%, due 11/25/36 †	370,163
739,446	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A2A, 7.33%, due 11/15/31 †	755,713

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
1,636,245	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2, 6.50%, due 04/15/36	1,678,250
1,420,000	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A3, 6.09%, due 06/11/35	1,433,271
700,000	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4, 6.19%, due 06/11/35	719,692
240,000	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A3, 4.62%, due 07/10/43	232,072
210,000	Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.12%, due 10/10/45 †	200,656
1,655,000	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.35%, due 09/10/47 †	1,593,529
910,000	Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A4, 5.36%, due 10/10/45	862,506
248,236	Banc of America Funding Corp., Series 2005-E, Class 8A1, 4.97%, due 06/20/35 †	188,296
571,796	Banc of America Mortgage Securities, Series 2005-A, Class 2A1, 4.45%, due 02/25/35 †	543,891
1,261,500	BCAP LLC Trust, Series 2007-AA1, Class 1A1, 2.58%, due 02/25/47 †	921,938
183,118	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA, 3.99%, due 07/25/34 †	178,040
160,000	Bear Stearns Commercial Mortgage Securities, Series 2000-WF2, Class A2, 7.32%, due 10/15/32 †	166,069
60,000	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A6, 4.83%, due 11/11/41	56,434
610,000	Bear Stearns Commercial Mortgage Securities, Series 2006-PW11, Class A4, 5.62%, due 03/11/39 †	588,121
425,000	Bear Stearns Commercial Mortgage Securities, Series 2006-PWR11, Class AJ, 5.62%, due 03/11/39 †	352,130
1,767,681	Bear Stearns Mortgage Funding Trust, 2.64%, due 12/25/36 †	1,284,673
1,937,955	Bear Stearns Structured Products, Inc., Series 2007-R10, Class A1,, 2.74%, due 09/26/37 † 144A	1,925,733
2,206,860	Bear Stearns Structured Products, Inc., Series 2007-R11, Class A1A,, 3.08%, due 09/27/37 † 144A	2,098,032
506,762	Capco America Securitization Corp., Series 1998-D7, Class A1B, 6.26%, due 10/15/30	507,662
1,934,058	Citigroup Mortgage Loan Trust, Inc., 5.75%, due 03/25/37	1,836,198
554,371	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A3, 4.90%, due 12/25/35 †	528,181
1,715,466	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1, 4.90%, due 10/25/35 †	1,666,480
1,365,000	Commercial Mortgage Load Trust, Series 2008-LS1, Class A4B, 6.22%, due 12/10/49 †	1,328,056
1,612,120	Countrywide Alternative Loan Trust, 6.00%, due 10/25/37	1,418,522
33,122	Countrywide Alternative Loan Trust, Series 2004-18CB, Class 2A5, 2.93%, due 09/25/34 †	29,990
1,057,069	Countrywide Alternative Loan Trust, Series 2005-30CB, Class 1A2, 5.25%, due 08/25/35	1,017,659
511,218	Countrywide Alternative Loan Trust, Series 2005-34CB, Class 1A6, 5.50%, due 09/25/35	491,807
169,449	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 2.81%, due 11/20/35 †	124,289
153,769	Countrywide Alternative Loan Trust, Series 2005-61, Class 1A1, 2.74%, due 12/25/35 †	118,652
112,489	Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1, 2.75%, due 11/25/35 †	72,288

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
685,867	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, 2.67%, due 03/20/47 †	482,581
543,557	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A1, 2.57%, due 11/25/36 †	482,193
961,890	Countrywide Alternative Loan Trust, Series 2006-OC11, Class 2A1, 2.58%, due 01/25/37 †	871,532
790,809	Countrywide Alternative Loan Trust, Series 2006-OC8, Class 2A1A, 2.57%, due 11/25/36 †	744,219
689,620	Countrywide Alternative Loan Trust, Series 2007-AL1, Class A1, 2.73%, due 06/25/37 †	465,333
306,397	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-29, Class 1A1, 2.75%, due 02/25/35 †	251,827
135,518	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-3, Class 1A2, 2.77%, due 04/25/35 †	101,764
128,800	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-9, Class 1A1, 2.78%, due 05/25/35 †	100,183
633,564	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-16, Class A1, 6.50%, due 10/25/37	621,420
166,107	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, AF, 2.88%, due 09/25/35 † 144A	145,345
127,751	Credit Suisse Mortgage Capital Certificates, Series 2006-3, Class 1A1A, 2.57%, due 04/25/36 †	127,087
385,057	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1, 6.00%, due 10/25/21	356,753
1,350,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class AM, 5.91%, due 06/15/39 †	1,230,364
320,000	CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A2, 4.94%, due 12/15/35	311,262
860,000	CS First Boston Mortgage Securities Corp., Series 2003-C3, Class A5, 3.94%, due 05/15/38	797,937
1,000,000	CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A4, 5.10%, due 08/15/38 †	956,044
610,271	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-OA1, Class A1, 2.68%, due 02/25/47 †	440,437
592,334	DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B1, 6.91%, due 06/10/31 †	593,184
335,986	DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, 7.30%, due 06/10/32 †	342,246
593,332	DLJ Commercial Mortgage Corp., Series 1999-CG3, Class A1B, 7.34%, due 10/10/32	608,431
73,207	FHLMC, 5.50%, due 10/01/35	72,337
341,066	FHLMC, 5.00%, due 05/01/36	327,590
95,551	FHLMC, 4.50%, due 05/01/36	88,745
4,846,201	FHLMC, 5.50%, due 05/01/37	4,779,565
837,935	FHLMC, 4.50%, due 04/01/35	780,951
1,168,268	FHLMC, 5.50%, due 12/01/36	1,152,934
2,080,936	FHLMC, 5.70%, due 02/01/37 †	2,117,549
60,188	FHLMC, 5.00%, due 07/01/20	59,756
113,808	FHLMC, 5.00%, due 08/01/20	112,992
67,529	FHLMC, 5.50%, due 05/01/35	66,727
180,000	FHLMC, Series 2531, Class HN, 5.00%, due 12/15/17	180,795
990,470	FHLMC, Series 3020, Class MA, 5.50%, due 04/15/27	1,006,964
861,203	FHLMC, Series 3137, Class XP, 6.00%, due 04/15/36	889,183
448,905	FHLMC, Series 3165, Class NA, 5.50%, due 02/15/26	457,255
881,211	FHLMC, Series 3210, Class PA, 6.00%, due 03/15/29	904,315
1,945,280	FHLMC Gold Pool, 5.50%, due 12/01/37	1,919,748

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
3,583,378	FHLMC Gold Pool, 5.50%, due 12/01/37	3,534,107
5,543,189	FHLMC Gold Pool, 6.00%, due 12/01/37	5,606,308
940,628	FHLMC Gold Pool, 6.00%, due 10/01/37	951,339
1,315,717	FHLMC Gold Pool, 5.44%, due 05/01/36 †	1,330,792
566,166	FHLMC Gold Pool, 5.50%, due 11/01/35	559,442
1,200,000	FHLMC Gold Pool, 4.50%, due 09/01/18	1,159,500
1,100,000	FHLMC Gold Pool, 5.00%, due 12/01/18	1,084,875
100,000	FHLMC Gold Pool, 5.00%, due 01/01/35	95,828
3,500,000	FHLMC Gold Pool, 5.00%, due 01/01/35	3,346,329
7,100,000	FHLMC Gold Pool, 5.50%, due 06/01/35	6,994,608
3,700,000	FHLMC Gold Pool, 6.00%, due 11/01/35	3,806,952
177,688	FHLMC Non Gold Pool, 5.94%, due 05/01/37 †	181,112
251,550	FHLMC Non Gold Pool, 6.48%, due 09/01/36 †	260,468
786,789	First Horizon Alternative Mortgage Securities, Series 2006-FA2, Class IA5, 6.00%, due 05/25/36	749,411
759,133	First Horizon Alternative Mortgage Securities, Series 2006-FA8, Class 1A8, 2.85%, due 02/25/37 †	585,433
354,596	First Union - Chase Commercial Mortgage, Series 1999-C2, Class A-2, 6.65%, due 06/15/31	357,683
2,565,000	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2, 6.66%, due 01/12/43	2,644,510
310,000	FNMA, 6.00%, due 05/15/11 **	330,321
90,864	FNMA, 5.50%, due 12/01/32	90,166
5,291,505	FNMA, 5.50%, due 01/01/37	5,226,085
239,429	FNMA, 5.50%, due 04/01/36	234,225
923,762	FNMA, 5.50%, due 07/01/33	916,094
61,202	FNMA, 5.50%, due 05/25/27	62,196
221,756	FNMA, 6.00%, due 02/01/34	225,043
309,630	FNMA, 5.50%, due 02/01/34	307,060
254,206	FNMA, 6.00%, due 08/01/34	257,974
55,507	FNMA, 5.50%, due 09/01/19	56,296
991,277	FNMA, 5.50%, due 11/01/34	981,190
885,722	FNMA, 5.50%, due 02/01/35	878,923
414,024	FNMA, 5.50%, due 10/01/18	420,166
707,167	FNMA, 5.50%, due 06/01/20	717,657
67,800	FNMA, 6.00%, due 10/01/35	68,572
777,906	FNMA, 5.00%, due 11/01/35	748,385
1,700,000	FNMA, 5.00%, due 06/01/19	1,718,651
574,757	FNMA, 6.00%, due 10/01/37	580,640
8,500,000	FNMA, 4.50%, due 06/01/19	8,215,777
2,200,000	FNMA, 5.00%, due 03/01/19	2,175,593
44,200,000	FNMA, 5.00%, due 10/01/34	42,369,850
7,700,000	FNMA, 5.00%, due 10/01/34	7,364,326
5,900,000	FNMA, 5.50%, due 08/01/19	5,939,642
2,000,000	FNMA, 5.50%, due 08/01/19	2,008,438
2,800,000	FNMA, 5.50%, due 04/01/35	2,760,187
8,500,000	FNMA, 5.50%, due 04/01/35	8,357,888
7,400,000	FNMA, 6.00%, due 11/01/35	7,465,904
12,600,000	FNMA, 6.50%, due 01/01/35	12,972,091
2,600,000	FNMA, 6.50%, due 01/01/35	2,669,469
5,600,000	FNMA, 5.50%, due 07/01/38	5,527,266
8,900,000	FNMA, 5.50%, due 04/01/35	8,987,612
7,381,650	FNMA, 5.00%, due 03/01/36	7,101,522
951,908	FNMA, 5.50%, due 12/01/35	942,221
714,430	FNMA, 5.50%, due 06/01/20	725,027
491,362	FNMA, 5.50%, due 12/01/18	498,650

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
2,182,476	FNMA, 5.00%, due 07/01/35	2,099,653
659,423	FNMA, 5.00%, due 07/01/35	634,399
7,163,443	FNMA, 5.00%, due 07/01/35	6,891,596
129,397	FNMA, 5.00%, due 07/01/35	124,487
42,862	FNMA, 5.00%, due 12/01/35	41,235
676,783	FNMA, 5.00%, due 09/01/35	651,100
168,492	FNMA, 6.00%, due 11/01/21	172,962
1,485,479	FNMA, 5.00%, due 12/01/35	1,429,106
160,249	FNMA, 5.00%, due 12/01/35	154,168
315,964	FNMA, 5.50%, due 03/01/21	318,676
841,876	FNMA, 5.50%, due 04/01/36	831,468
57,360	FNMA, 6.50%, due 04/01/36	59,143
1,102,379	FNMA, 5.50%, due 03/01/36	1,088,750
819,485	FNMA, 6.00%, due 09/01/36	828,048
111,930	FNMA, 6.00%, due 09/01/36	113,099
1,523,117	FNMA, 6.00%, due 05/01/36	1,539,032
150,752	FNMA, 6.00%, due 08/01/36	152,327
2,785,154	FNMA, 5.50%, due 08/01/37	2,756,813
927,422	FNMA, 5.50%, due 08/01/37	917,115
699,224	FNMA, 6.50%, due 06/01/36	720,952
553,377	FNMA, 6.00%, due 08/01/36	559,159
793,100	FNMA, 6.00%, due 11/01/36	801,387
1,917,431	FNMA, 6.00%, due 07/01/37	1,937,060
742,394	FNMA, 6.50%, due 09/01/36	765,464
92,752	FNMA, 6.00%, due 09/01/36	93,722
329,244	FNMA, 6.00%, due 01/01/37	332,684
1,151,077	FNMA, 6.00%, due 06/01/37	1,162,860
1,844,625	FNMA, 6.00%, due 08/01/37	1,863,508
3,880,691	FNMA, 6.00%, due 08/01/37	3,920,417
232,945	FNMA, 6.00%, due 08/01/37	235,330
2,781,726	FNMA, 6.00%, due 08/01/37	2,810,201
519,262	FNMA, 6.50%, due 10/01/37	535,288
79,234	FNMA, Series 2002-T6, Class A1, 3.31%, due 02/25/32	75,876
125,428	FNMA, Series 2005-80, Class PB, 5.50%, due 04/25/30	127,872
592,488	FNMA, Series 2006-46, Class UE, 5.50%, due 10/25/30	605,241
745,000	GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3, 5.35%, due 08/11/36	746,320
1,025,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.54%, due 12/10/49	962,024
367,918	GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class A2, 6.42%, due 05/15/35	367,360
493,863	GMAC Commercial Mortgage Securities, Inc., Series 1999-C1, Class A-2, 6.18%, due 05/15/33 †	496,013
402,134	GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2, 7.72%, due 03/15/33 †	415,563
136,145	GMAC Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2, 7.46%, due 08/16/33 †	141,265
139,378	GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2, 6.96%, due 09/15/35	144,135
43,530	GNMA, 5.00%, due 12/15/34	42,345
1,164,777	GNMA, 5.50%, due 02/15/35	1,162,377
254,845	GNMA, 5.00%, due 04/15/35	247,709
270,999	GNMA, 5.00%, due 11/15/35	263,411
295,540	GNMA, 5.00%, due 04/15/35	287,266
500,220	GNMA, 5.00%, due 08/15/33	486,918
405,744	GNMA, 5.00%, due 05/15/34	394,701

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
308,234	GNMA, 5.00%, due 09/15/35	299,604
534,140	GNMA, 5.00%, due 06/15/35	519,185
393,203	GNMA, 5.00%, due 09/15/35	382,194
237,777	GNMA, 5.00%, due 12/15/35	231,120
889,681	GNMA, 6.50%, due 08/15/34	921,907
400,000	GNMA TBA Pool I, 5.00%, due 01/01/35	387,500
500,000	GNMA TBA Pool I, 5.00%, due 01/01/35	483,203
2,600,000	GNMA TBA Pool I, 5.50%, due 06/01/35	2,587,406
1,000,000	GNMA TBA Pool I, 5.50%, due 06/01/35	992,031
7,200,000	GNMA TBA Pool I, 6.00%, due 06/01/35	7,309,123
100,000	GNMA TBA Pool I, 6.50%, due 03/01/33	103,297
700,000	GNMA TBA Pool I, 6.50%, due 03/01/33	720,891
2,500,000	GNMA TBA Pool II, 6.00%, due 03/01/36	2,532,812
1,200,000	GNMA TBA Pool II, 6.00%, due 03/01/36	1,213,312
3,600,000	GNMA TBA Pool II, 6.50%, due 02/01/36	3,701,812
981,927	Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 1A1A, 2.56%, due 03/25/37 †	716,961
1,726,160	Greenpoint Mortgage Funding Trust, Series 2007-AR2, Class 1A1, 2.61%, due 04/25/47 †	1,226,147
1,200,000	GS Mortgage Securities Corp. II, 4.61%, due 07/10/39 †	1,159,333
56,817	GS Mortgage Securities Corp. II, Series 1998-C1, Class A3, 6.14%, due 10/18/30	56,711
225,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4, 4.76%, due 07/10/39	211,463
337,436	GSAA Trust, Series 2006-5, Class 2A1, 2.55%, due 03/25/36 †	304,559
240,767	GSAA Trust, Series 2006-9, Class A1, 2.53%, due 06/25/36 †	223,740
434,971	GSR Mortgage Loan Trust, Series 2004-7, Class 4A1, 4.84%, due 06/25/34 †	402,912
587,014	GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.25%, due 11/25/35 †	552,187
797,914	GSR Mortgage Loan Trust, Series 2006-OA1, Class 2A1, 2.67%, due 08/25/46 †	576,589
102,487	Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A, 2.79%, due 11/19/35 †	78,051
131,503	Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1A, 2.82%, due 06/20/35 †	101,990
1,241,816	Harborview Mortgage Loan Trust, Series 2006-11, Class A1A, 2.65%, due 12/19/36 †	876,984
1,791,826	Harborview Mortgage Loan Trust, Series 2006-13, Class A, 2.66%, due 11/19/46 †	1,286,329
579,954	Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A, 2.69%, due 11/19/36 †	409,849
1,947,289	Harborview Mortgage Loan Trust, Series 2007-3, Class 2A1A, 2.68%, due 05/19/47 †	1,558,681
1,776,161	Harborview Mortgage Loan Trust, Series 2007-4, Class 2A1, 2.70%, due 06/25/37 †	1,212,408
1,013,651	Impac Secured Assets CMN Owner Trust, Series 2005-2, Class A1, 2.80%, due 03/25/36 †	757,473
392,398	Indymac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 6.26%, due 11/25/37 †	364,837
585,123	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 5.10%, due 09/25/35 †	480,411
1,380,609	Indymac Index Mortgage Loan Trust, Series 2007-AR15, Class 2A1, 5.99%, due 08/25/37 †	1,052,110
950,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB3, Class A3, 6.47%, due 11/15/35	976,868
170,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIC2, Class A3, 6.43%, due 04/15/35	174,567
190,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A5, 4.65%, due 01/12/37	183,730
300,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4, 4.92%, due 10/15/42 †	283,514

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
1,070,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.81%, due 06/12/43 †	1,045,842
700,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.34%, due 05/15/47	657,993
600,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2, 5.99%, due 06/15/49 †	595,271
977,904	JP Morgan Mortgage Trust, Series 2006-A2, Class 4A1, 3.88%, due 08/25/34	954,478
232,877	JP Morgan Mortgage Trust, Series 2006-S2, Class 2A2, 5.88%, due 07/25/36	228,516
159,406	JP Morgan Mortgage Trust, Series 2007-S1, Class 1A2, 5.50%, due 03/25/22	154,281
1,426,234	LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1B, 6.21%, due 10/15/35	1,428,088
1,288,522	LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A2, 6.30%, due 10/15/35	1,290,923
1,138,328	LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2, 7.95%, due 05/15/25 †	1,183,553
930,685	LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2, 7.37%, due 08/15/26	965,996
1,102,056	LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A1A, 4.48%, due 10/15/29	1,063,755
2,400,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.74%, due 07/15/30	2,253,431
380,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, due 09/15/39	360,255
1,040,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2, 5.30%, due 11/15/38	1,026,013
475,000	LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.32%, due 04/15/41 †	465,036
107,621	Lehman XS Trust, Series 2005-5N, Class 1A1, 2.78%, due 11/25/35 †	81,452
211,748	Lehman XS Trust, Series 2005-7N, Class 1A1B, 2.78%, due 12/25/35 †	141,085
443,525	Lehman XS Trust, Series 2006-2N, Class 1A1, 2.65%, due 02/25/46 †	311,605
1,504,159	Lehman XS Trust, Series 2007-2N, Class 3A1, 2.57%, due 02/25/37 †	1,370,280
324,809	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 4.85%, due 01/25/36 †	313,817
1,981,959	MASTR Adjustable Rate Mortgages Trust, Series 2007-3, Class 12A1, 2.68%, due 05/25/47 †	1,392,016
770,874	MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1, 5.65%, due 11/25/35 † 144A	627,815
231,734	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, 2.83%, due 05/25/35 † 144A	204,789
150,340	Merrill Lynch Mortgage Investors, Inc., Series 2005-A3, Class A1, 2.75%, due 04/25/35 †	125,099
2,986,683	Merrill Lynch Mortgage Investors, Inc., Series 2005-A7, Class 2A1, 5.39%, due 09/25/35	2,820,668
520,000	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6, 5.42%, due 11/12/37 †	502,776
430,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.84%, due 05/12/39 †	419,175
1,020,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, 5.60%, due 02/12/39 †	980,658
705,746	Morgan Stanley Capital I, Series 1999-LIFE, Class A2, 7.11%, due 04/15/33 †	719,065
1,695,000	Morgan Stanley Capital I, Series 2006-IQ12, Class A4, 5.33%, due 12/15/43	1,597,334
215,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A2, 5.81%, due 04/12/49 †	211,859
2,320,000	Morgan Stanley Capital I, Series 2007-IQ13, Class A4, 5.36%, due 03/15/44	2,149,499
1,375,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 6.08%, due 06/11/49 †	1,325,987
2,000,000	Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.80%, due 06/11/42 †	1,899,905
196,441	Morgan Stanley Dean Witter Capital I, Series 2000-LIFE2, Class A2, 7.20%, due 10/15/33	203,373

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
711,367	Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A4, 6.66%, due 02/15/33	731,224
1,083,929	Nationslink Funding Corp., Series 1999-1, Class A2, 6.32%, due 01/20/31	1,086,174
189,677	Nationslink Funding Corp., Series 1999-2, Class A2C, 7.23%, due 06/20/31 †	189,675
712,052	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 2.67%, due 09/25/46 †	508,503
756,376	Prime Mortgage Trust, Series 2006-DR1, Class 1A1, 5.50%, due 05/25/35 144A	729,654
359,803	Prime Mortgage Trust, Series 2006-DR1, Class 1A2, 6.00%, due 05/25/35 144A	353,437
1,968,518	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, due 05/25/35 144A	1,840,202
1,520,132	Prime Mortgage Trust, Series 2006-SRS12, Class AF, 6.00%, due 05/25/35 144A	1,458,052
152,583	Residential Accredit Loans, Inc., Series 2005-QQ3, Class A1, 2.88%, due 10/25/45 †	118,729
1,065,874	Residential Accredit Loans, Inc., Series 2006-Q08, Class 1A1, 2.48%, due 10/25/46 †	987,602
459,775	Residential Accredit Loans, Inc., Series 2007-QO2, Class A1, 2.63%, due 02/25/47 †	328,675
710,181	Residential Asset Mortgage Products, Inc., Series 2007-RZ1, Class A1, 2.55%, due 02/25/37 †	686,342
327,464	Salomon Brothers Mortgage Securities VII, Series 1999-C1, Class A2, 7.15%, due 05/18/32 †	328,655
570,600	Salomon Brothers Mortgage Securities VII, Series 2000-C1, Class A2, 7.52%, due 12/18/09	586,471
765,000	Salomon Brothers Mortgage Securities VII, Series 2002-KEY2, Class A3, 4.87%, due 03/18/36	746,383
351,539	Structured Asset Securities Corp., Series 2005-10, Class 3A5, 5.00%, due 12/25/34	349,572
2,330,691	Thornburg Mortgage Securities Trust, Series 2005-4, Class A3, 2.71%, due 12/25/35 †	2,313,996
950,632	Thornburg Mortgage Securities Trust, Series 2006-3, Class A2, 2.59%, due 06/25/36 †	936,912
1,031,768	Thornburg Mortgage Securities Trust, Series 2006-3, Class A3, 2.59%, due 06/25/36 †	1,023,061
689,698	Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1, 6.22%, due 09/25/37 †	659,628
636,258	Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1, 6.22%, due 09/25/37 †	604,916
930,587	TIAA Retail Commercial Trust, Series 2001-C1, Class A4, 6.68%, due 06/19/31 † 144A	946,397
985,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, 5.11%, due 07/15/42 †	964,001
850,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4, 5.93%, due 05/15/43 †	830,940
2,755,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.31%, due 11/15/48	2,587,920
1,795,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2, 6.05%, due 02/15/51 †	1,781,531
1,275,314	WaMu Mortgage Pass Through Certificates, Series 2007-HY3, Class 1A1, 5.67%, due 03/25/37 †	1,185,155
191,152	Washington Mutual, Inc., Series 2005-AR13, Class A1A1, 2.77%, due 10/25/45 †	149,181
177,398	Washington Mutual, Inc., Series 2005-AR15, Class A1A1, 2.74%, due 11/25/45 †	136,143
177,398	Washington Mutual, Inc., Series 2005-AR15, Class A1A2, 2.76%, due 11/25/45 †	134,425
440,888	Washington Mutual, Inc., Series 2005-AR17, Class A1A1, 2.75%, due 12/25/45 †	341,365
220,444	Washington Mutual, Inc., Series 2005-AR17, Class A1A2, 2.77%, due 12/25/45 †	158,658
276,961	Washington Mutual, Inc., Series 2005-AR19, Class A1A1, 2.75%, due 12/25/45 †	222,727
346,201	Washington Mutual, Inc., Series 2005-AR19, Class A1A2, 2.77%, due 12/25/45 †	303,467
499,649	Washington Mutual, Inc., Series 2006-AR14, Class 1A4, 5.65%, due 11/25/36	461,767
1,237,951	Washington Mutual, Inc., Series 2006-AR16, Class 1A1, 5.61%, due 12/25/36 †	1,136,304
550,212	Washington Mutual, Inc., Series 2006-AR20, Class 1A1, 5.93%, due 09/25/36 †	517,032
1,700,686	Washington Mutual, Inc., Series 2007-HY3, Class 4A1, 5.35%, due 03/25/37 †	1,587,947

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
1,300,000	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A4, 5.77%, due 04/25/36 †	1,187,685
512,873	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, 2.61%, due 08/25/36 †	489,607
		367,269,554

	Sovereign Debt Obligations — 0.2%
198,672	Canadian Government, 4.00%, due 12/01/31	294,128
60,000	Mexico Government International Bond, 7.50%, due 04/08/33	69,300
692,000	United Mexican States, 6.75%, due 09/27/34	735,942
95,000	United Mexican States, 5.63%, due 01/15/17	96,235
		1,195,605

	U.S. Government and Agency Obligations — 7.3%
610,000	Federal Home Loan Bank, 4.63%, due 10/10/12 **	625,379
741,896	FHLMC, 5.54%, due 04/01/36 †	749,758
1,000,063	FHLMC, 4.75%, due 09/01/35 †	997,140
1,457,545	FHLMC, 6.10%, due 09/01/37 †	1,486,795
240,000	FHLMC, 5.63%, due 11/23/35	239,720
1,120,000	FHLMC, 5.25%, due 07/18/11 **	1,173,175
420,083	FNMA, 4.19%, due 12/01/34 †	424,866
339,447	FNMA, 5.01%, due 09/01/35 †	341,395
927,107	FNMA, 5.85%, due 06/01/36 †	945,379
2,324,264	FNMA, 5.87%, due 08/01/37 †	2,359,193
223,658	U.S. Treasury Bond, 2.38%, due 01/15/27	234,544
1,810,000	U.S. Treasury Bond, 4.75%, due 02/15/37 **	1,869,674
2,760,000	U.S. Treasury Bond, 5.00%, due 05/15/37 **	2,967,003
1,500,000	U.S. Treasury Bond, 4.38%, due 02/15/38	1,462,031
1,400,000	U.S. Treasury Bond, 3.88%, due 05/15/18 **	1,388,297
2,124,688	U.S. Treasury Inflation Indexed Bond, 3.63%, due 04/15/28	2,652,044
1,437,150	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29	1,867,959
1,209,590	U.S. Treasury Inflation Indexed Bond, 3.38%, due 01/15/12	1,335,652
2,285,715	U.S. Treasury Inflation Indexed Bond, 1.88%, due 07/15/15	2,394,108
108,209	U.S. Treasury Inflation Indexed Bond, 2.38%, due 04/15/11	114,693
1,552,739	U.S. Treasury Inflation Indexed Bond, 2.50%, due 07/15/16	1,697,096
302,999	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26	300,514
2,358,006	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28	2,244,159
120,000	U.S. Treasury Note, 4.50%, due 03/31/12 **	125,747
880,000	U.S. Treasury Note, 4.63%, due 07/31/12 **	927,919
2,090,000	U.S. Treasury Note, 4.75%, due 08/15/17 **	2,214,748
60,000	U.S. Treasury Note, 2.63%, due 05/31/10 **	60,056
6,500,000	U.S. Treasury Note, 3.38%, due 06/30/13	6,508,379
		39,707,423

	TOTAL DEBT OBLIGATIONS (COST $630,498,772)	611,775,329

Shares
	PREFERRED STOCKS — 0.2%

	Sovereign — 0.2%
29,425	FHLMC	716,316
21,375	FNMA	490,610

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Preferred Stocks — continued

	Sovereign — continued
700	FNMA†	33,184
		1,240,110
	TOTAL PREFERRED STOCKS (COST $1,307,240)	1,240,110

Par Value ($)
	SHORT-TERM INVESTMENTS — 17.5%

	U.S. Government and Agency Obligations — 8.2%
1,131,000	FNMA, 1.80%, due 12/15/08	1,121,693
34,100,000	FHLB, 2.00%, due 07/01/08	34,100,000
9,700,000	FHLB, 2.00%, due 07/01/08	9,700,000
		44,921,693
	Securities Lending Collateral — 1.6%
8,754,784	State Street Navigator Securities Lending Portfolio***	8,754,784

	Bank Deposits — 7.7%
42,068,418	Euro Time Deposit, 1.00%, due 07/01/08	42,068,418

	TOTAL SHORT-TERM INVESTMENTS (COST $95,744,895)	95,744,895

	TOTAL INVESTMENTS BEFORE TBA COMMITMENTS — 130.0% (Cost $727,550,907)	708,760,334

	TBA SALE COMMITMENTS — (4.6)%

	TBA Sale Commitments — (4.6)%
(900,000)	FHLMC Gold Pool, 6.00%, due 11/01/35	(909,140)
(3,700,000)	FHLMC Gold Pool, 6.00%, due 11/01/35	(3,806,952)
(6,900,000)	FNMA, 6.00%, due 11/01/35	(6,961,451)
(1,700,000)	FNMA, 5.00%, due 04/01/19	(1,719,390)
(8,900,000)	FNMA, 5.50%, due 05/01/35	(8,987,612)
(1,900,000)	GNMA, 5.50%, due 07/01/35	(1,886,938)
(900,000)	GNMA, 6.50%, due 04/01/23	(929,672)
		(25,201,155)
	TOTAL TBA SALE COMMITMENTS (PROCEEDS $25,132,891)	(25,201,155)
	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 125.4% (Cost $702,418,016)	683,559,179
	Other Assets and Liabilities (net) — (25.4)%	(138,547,193)
	NET ASSETS — 100.0%	$545,011,986

See accompanying notes to the Schedule of Investments.

Notes to Schedule of Investments:

FHLMC - Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
MTN – Medium Term Note
PIK – Payment In Kind
REIT – Real Estate Investment Trust
TBA – To Be Announced
**	All or a portion of this security is out on loan.
***	Represents an investment of securities lending collateral.
†	Floating rate note. Rate shown is as of June 30, 2008.
††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933.This securities may be resold in transasctions exempt from registration, normally to qualified institutional buyers.At the period end, the value of these amounted to $38,579,854 or 7.1% of net assets.

A summary of outstanding financial instruments at June 30, 2008 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys
7/11/08	JPY	2,464,311	$2,371,746	$(92,565)
7/23/08	EUR	1,420,360	1,422,327	1,967
				$(90,598)

Sales
7/11/08	JPY	2,352,105	$2,371,746	$(19,640)
7/23/08	EUR	1,420,041	1,422,327	(2,286)
8/05/08	CAD	284,887	283,660	1,226
				$(20,700)

Currency Abbreviations

CAD – Canadian Dollar

EUR – Euro

JPY – Japanese Yen

See accompanying notes to the Schedule of Investments.

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys
51	Euro 90 Day	December 2008	$12,344,550	$28,735
24	Eurodollar	June 2009	5,788,200	(31,046)
344	Eurodollar	March 2009	83,144,800	(97,632)
165	Euro 90 Day	September 2008	40,041,375	(209,180)
21	GBP 90 Day	March 2009	4,900,766	(11,642)
51	Republic of Germany Bonds 10 Yr.	September 2008	8,884,637	(65,023)
412	U.S. Treasury Note 5 Yr.	September 2008	45,548,531	(100,049)
19	U.S. Treasury Note 2 Yr.	September 2008	4,012,859	(161)
117	U.S. Long Bond	September 2008	13,524,469	195,420
				$(290,578)

Sales
212	U.S. Treasury Note 10 Yr.	September 2008	$24,151,438	$(103,618)
40	U.S. Treasury Note 2 Yr.	September 2008	8,448,125	(55,535)
47	Eurodollar	June 2010	11,230,063	101,611
				$(57,542)

Written Options

Type of Contract	Number of Contracts	Premium Received	Value at June 30, 2008
CALL - U.S. TREASURY BOND 10-YEAR FUTURES Strike @ 118.000 Expires 08/22/2008	5	(4,584)	(1,016)
CALL - U.S. TREASURY BOND 10-YEAR FUTURES Strike @ 117.000 Expires 08/22/2008	60	(40,575)	(20,625)
CALL - U.S. TREASURY BOND 10-YEAR FUTURES Strike @ 115.000 Expires 08/22/2008	5	(4,741)	(4,219)
CALL - U.S. TREASURY BOND 10-YEAR FUTURES Strike @ 114.000 Expires 08/22/2008	29	(31,574)	(36,703)
CALL - U.S. TREASURY BOND 10-YEAR FUTURES Strike @ 114.500 Expires 08/22/2008	14	(10,102)	(14,656)
CALL - U.S. TREASURY BOND 5-YEAR FUTURES Strike @ 114.000 Expires 08/22/2008	14	(4,321)	(2,078)
PUT - U.S. TREASURY BOND 10-YEAR FUTURES Strike @ 112.000 Expires 08/22/2008	24	(23,880)	(13,500)
PUT - U.S. TREASURY BOND 10-YEAR FUTURES Strike @ 111.000 Expires 08/22/2008	29	(25,230)	(9,969)

See accompanying notes to the Schedule of Investments.

Written Options
PUT - U.S. TREASURY BOND 10-YEAR FUTURES Strike @ 110.000 Expires 08/22/2008	36	(20,242)	(7,313)
PUT - U.S. TREASURY BOND 10-YEAR FUTURES Strike @ 109.500 Expires 08/22/2008	22	(19,827)	(3,437)
PUT - U.S. TREASURY BOND 10-YEAR FUTURES Strike @ 111.500 Expires 08/22/2008	14	(13,055)	(6,344)
PUT - U.S. TREASURY BOND 5-YEAR FUTURES Strike @ 109.000 Expires 08/22/2008	11	(9,273)	(4,898)
PUT - U.S. TREASURY BOND 5-YEAR FUTURES Strike @ 108.000 Expires 08/22/2008	17	(6,634)	(4,117)

TOTAL		$(214,038)	$(128,875)

See accompanying notes to the Schedule of Investments.

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	112.3
Short-Term Investments	17.5
Preferred Stocks	0.2
TBA Sale Commitments	(4.6)
Other Assets and Liabilities (net)	(25.4)
100.0%

See accompanying notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund

Schedule of Investments

(showing percentage of total net assets)

June 30, 2008  (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 96.4%

	Asset Backed Securities — 22.5%
555,572	AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2, 5.42%, due 08/08/11	547,063
558,309	AmeriCredit Automobile Receivables Trust, Series 2007-CM, Class A2, 5.43%, due 11/08/10	557,682
275,000	AmeriCredit Automobile Receivables Trust, Series 2007-DF, Class A3A, 5.49%, due 07/06/12	279,200
495,740	Bayview Financial Acquisition Trust, Series 2006-C, Class 1A1, 6.04%, due 11/28/36 ††	485,361
377,948	Capital One Prime Auto Receivables Trust, Series 2007-2, Class A2, 5.05%, due 03/15/10	380,268
250,618	Carrington Mortgage Loan Trust, Series 2006-NC4, Class A1, 2.53%, due 10/25/36 †	247,910
460,000	Caterpillar Financial Asset Trust, Series 2008-A, Class A2A, 4.09%, due 12/27/10	461,402
68,209	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6, Class 1A3, 3.34%, due 05/25/26	68,008
175,232	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class A1, 2.53%, due 11/25/36 †	173,030
216,011	Countrywide Asset-Backed Certificates, Series 2005-1, Class AF3, 4.58%, due 07/25/35 †	214,449
390,602	Countrywide Asset-Backed Certificates, Series 2007-S1, Class A1B, 5.89%, due 02/25/37 †	356,076
1,250,000	Credit Acceptance Auto Dealer Loan Trust, Series 2007-2, Class A1A, 6.16%, due 04/15/13 144A	1,211,125
238,148	Drive Auto Receivables Trust, Series 2006-1, Class A3, 5.49%, due 05/15/11 144A	238,807
294,837	Drive Auto Receivables Trust, Series 2006-2, Class A2,, 5.30%, due 07/15/11 144A	293,403
575,000	Equity One ABS, Inc., Series 2004-2, Class M1, 5.19%, due 07/25/34 ††	504,062
427,174	First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FC, Class A2A, 2.63%, due 06/25/27 †	238,885
190,718	Harley-Davidson Motorcycle Trust, Series 2005-1, Class A2, 3.76%, due 12/17/12	191,175
30,071	HFC Home Equity Loan Asset Backed Certificates, Series 2006-4, Class A1F, 5.79%, due 03/20/36 ††	29,960
400,000	Household Automotive Trust, Series 2005-3, Class A4, 4.94%, due 11/19/12	402,790
465,000	Household Automotive Trust, Series 2006-1, Class A4, 5.52%, due 03/18/13	463,815
800,000	Huntington Auto Trust, Series 2008-1A, Class A3A, 1.00%, due 04/16/12 144A	802,875
226,371	Hyundai Auto Receivables Trust, Series 2005-A, Class B, 4.20%, due 02/15/12	227,461
575,000	Hyundai Auto Receivables Trust, Series 2008-A, Class A3, 4.93%, due 12/17/12	580,696
229,548	JP Morgan Mortgage Acquisition Corp., Series 2007-CH1, Class AF1B, 5.94%, due 11/25/36 ††	224,164
332,912	Long Beach Auto Receivables Trust, Series 2006-B, Class A3, 5.17%, due 08/15/11	333,879
775,000	Nissan Auto Receivables Owner Trust, Series 2008-B, Class A3, 4.46%, due 04/16/12	778,462
315,642	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF3, 4.50%, due 08/25/35 ††	313,052
64,101	Renaissance Home Equity Loan Trust, Series 2006-3, Class AF2, 5.58%, due 11/25/36 ††	63,800
22,261	Renaissance Home Equity Loan Trust, Series 2006-4, Class AF1, 5.55%, due 01/25/37 ††	22,145
392,297	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF1, 5.89%, due 06/25/37 ††	385,485
175,000	Residential Asset Mortgage Products, Inc., Series 2004-RZ2, Class AI4, 5.35%, due 02/25/33 †	136,775
29,741	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A3, 4.46%, due 05/25/35	29,588

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Asset Backed Securities — continued
48,424	Residential Funding Mortgage Securities II, Inc., Series 2006-HI4, Class A1, 2.58%, due 09/25/36 †	45,441
248,508	Residential Funding Mortgage Securities II, Inc., Series 2006-HSA1, Class A1, 2.59%, due 02/25/36 †	207,990
78,746	Securitized Asset Backed NIM Trust, Series 2005-FR4, Class NIM, 6.00%, due 01/25/36 144A	8
164,522	Triad Auto Receivables Owner Trust, Series 2007-A, Class A2, 5.35%, due 03/14/11	164,743
475,000	UPFC Auto Receivables Trust, Series 2007-A, Class A3, 5.53%, due 07/15/13	447,004
480,000	Wachovia Auto Owner Trust, Series 2006-A, Class A4, 5.38%, due 03/20/13	464,657
1,075,000	Wachovia Auto Owner Trust, Series 2008-A, Class A3A, 4.81%, due 09/20/12	1,081,834
360,000	WFS Financial Owner Trust, Series 2005-3, Class D, 4.76%, due 05/17/13	347,122
		14,001,652

	Corporate Debt — 15.3%
92,000	American General Finance, (MTN), 4.63%, due 09/01/10	89,185
775,000	Ameritech Capital Funding, 6.25%, due 05/18/09	786,090
325,000	Arizona Public Service Co., 6.50%, due 03/01/12	327,999
45,000	Banco Mercantil del Norte SA, 6.14%, due 10/13/16 † 144A	44,038
557,000	British Telecommunications Plc, 8.63%, due 12/15/10	598,409
560,000	Comcast Cable Communications LLC, 6.88%, due 06/15/09	575,241
65,000	Commonwealth Edison Co., 6.15%, due 03/15/12	66,454
1,184,000	CVS Caremark Corp., Senior Note, 2.98%, due 06/01/10 †	1,156,137
310,000	Deutsche Bank AG/London, 5.00%, due 10/12/10	314,882
295,000	Discover Financial Services, 3.32%, due 06/11/10 †	252,427
215,000	Dominion Resources, Inc., Subordinated Note, 6.30%, due 09/30/66 †	196,919
65,000	Enterprise Products Operating, LP, Senior Note, 7.50%, due 02/01/11	68,131
250,000	Erac USA Finance Co., 5.80%, due 10/15/12 144A	236,507
635,000	Fondo Latinoamericano, 2.88%, due 02/15/11 † 144A	636,299
475,000	Goldman Sachs Capital II, Guaranteed Note, 5.79%, due 12/29/49 †	330,562
1,280,000	JPMorgan Chase & Co., 4.85%, due 06/16/11	1,282,478
380,000	Oil Insurance, Ltd., 7.56%, due 12/29/49 † 144A	324,393
100,000	Telecom Italia Capital SA, Guaranteed Senior Note, 4.88%, due 10/01/10	99,218
89,000	Telecom Italia Capital SA, Guaranteed Senior Note, 6.20%, due 07/18/11	90,818
1,170,000	Time Warner Cable, Inc., 5.40%, due 07/02/12	1,159,209
155,000	Tyco Electronics Group SA, 6.00%, due 10/01/12	156,651
135,000	Viacom, Inc., Senior Note, 5.75%, due 04/30/11	135,402
200,000	Wachovia Capital Trust III, Secured Note, 5.80%, due 03/15/42 †	136,077
160,000	Wells Fargo Capital XIII, 7.70%, due 12/29/49 †	159,202
65,000	Woori Bank, 6.13%, due 05/03/16 † 144A	62,996
203,000	Xstrata Finance Canada, 5.50%, due 11/16/11 144A	200,956
		9,486,680

	Mortgage Backed Securities — 26.0%
14,880	ABN Amro Mortgage Corp., Series 2003-4, Class A5, 4.75%, due 03/25/33	14,868
85,000	American Home Mortgage Investment Trust, Series 2005-2, Class A5, 5.08%, due 09/25/35 ††	76,427
219,762	Banc of America Mortgage Securities, Inc., Series 2004-G, Class 1A1, 6.07%, due 08/25/34 †	213,782
69,915	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class 1A1, 4.63%, due 02/25/36 †	66,813
129,111	Bear Stearns Alt-A Trust, Series 2004-9, Class 6A1, 6.51%, due 09/25/34 †	103,288
319,388	Capco America Securitization Corp., Series 1998-D7, Class A1B, 6.26%, due 10/15/30	319,955
45,531	Cendant Mortgage Corp., Series 2003-1, Class A5, 5.50%, due 02/25/33	45,355

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
38,268	Cendant Mortgage Corp., Series 2003-9, Class 1A1, 5.25%, due 11/25/33	38,340
20,361	Chase Mortgage Finance Corp., Series 2004-S3, Class 2A1, 5.25%, due 03/25/34	20,357
177,394	Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB2, Class 1A, 6.69%, due 03/25/34 †	173,962
151,661	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class IA2, 5.53%, due 03/25/36 †	141,478
435,311	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR7, Class 1A4A, 5.77%, due 11/25/36 †	409,294
22,744	Countrywide Alternative Loan Trust, Series 2002-11, Class A4, 6.25%, due 10/25/32	22,221
56,032	Countrywide Alternative Loan Trust, Series 2003-6T2, Class A2, 5.00%, due 06/25/33	55,956
38,903	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, due 03/25/34	37,620
234,563	Countrywide Alternative Loan Trust, Series 2006-4CB, Class 1A1, 6.00%, due 04/25/36	222,586
350,943	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB6, Class 1A1, 5.05%, due 10/20/35 †	314,451
359,960	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY1, Class 1A1, 5.69%, due 04/25/37 †	336,246
140,335	Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2A, 5.89%, due 02/25/37 ††	139,176
41,147	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB1, Class A1A, 5.43%, due 02/25/36 †	35,274
359,993	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB4, Class A1A, 6.01%, due 10/25/36 †	354,552
544,842	DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, 7.30%, due 06/10/32 †	554,993
114,018	FHLMC, Series 2672, Class HA, 4.00%, due 09/15/16	113,288
109,342	FHLMC, Series 2687, Class PD, 5.50%, due 11/15/26	110,737
176,072	FHLMC, Series 2706, Class EM, 4.50%, due 09/15/20	176,598
193,894	FHLMC, Series 2759, Class YJ, 3.75%, due 10/15/24	193,762
280,298	FHLMC, Series 2861, Class HR, 4.00%, due 08/15/23	280,614
264,217	FHLMC, Series 2893, Class PA, 4.00%, due 04/15/25	264,540
297,871	FHLMC, Series 2939, Class HP, 5.00%, due 04/15/28	302,038
87,003	FHLMC, Series 2982, Class LC, 4.50%, due 01/15/25	87,419
320,856	FHLMC, Series 3144, Class PA, 5.50%, due 11/15/25	326,682
115,091	FHLMC, Series 3196, Class PA, 5.25%, due 08/15/11	116,765
31,286	First Horizon Asset Securities, Inc., Series 2002-7, Class 2A, 5.25%, due 12/25/17	30,984
120,424	First Horizon Asset Securities, Inc., Series 2006-AR4, Class 1A2, 5.49%, due 01/25/37 †	114,398
376,834	First Horizon Asset Securities, Inc., Series 2007-AR1, Class 1A1, 5.84%, due 05/25/37 †	361,426
200,000	First Union - Chase Commercial Mortgage, Series 1999-C2, Class D, 7.06%, due 06/15/31 †	203,357
63,975	FNMA, 6.50%, due 02/01/22	66,570
298,010	FNMA, 7.00%, due 04/01/38	312,812
62,797	GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class A2, 6.42%, due 05/15/35	62,702
405,135	GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class A1B, 7.27%, due 08/15/36 †	414,165
134,248	GMAC Mortgage Corp. Loan Trust, Series 2006-J1, Class A1, 5.75%, due 04/25/36	131,351
141,435	GSR Mortgage Loan Trust, Series 2004-7, Class 1A2, 4.52%, due 06/25/34 †	131,678
430,403	GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 6.00%, due 03/25/37 †	397,430
391,104	GSR Mortgage Loan Trust, Series 2007-AR2, Class 2A1, 5.51%, due 05/25/37 †	372,771
119,764	Indymac INDA Mortgage Loan Trust, Series 2006-AR3, Class 1A1, 5.34%, due 12/25/36 †	113,088

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
371,424	Indymac INDA Mortgage Loan Trust, Series 2007-AR3, Class 1A1, 5.96%, due 06/25/37 †	349,819
218,112	Indymac Index Mortgage Loan Trust, Series 2006-AR33, Class 3A1, 5.77%, due 01/25/37 †	205,759
17,619	JP Morgan Mortgage Trust, Series 2004-S2, Class 2A7, 5.25%, due 11/25/34	17,574
358,873	JP Morgan Mortgage Trust, Series 2005-A4, Class 3A2, 5.17%, due 07/25/35 †	357,275
155,000	JP Morgan Mortgage Trust, Series 2005-A5, Class 2A2, 5.14%, due 08/25/35 †	147,317
155,000	JP Morgan Mortgage Trust, Series 2005-A8, Class 2A7, 4.95%, due 11/25/35 †	150,253
225,849	JP Morgan Mortgage Trust, Series 2006-A5, Class 2A1, 5.83%, due 08/25/36 †	219,128
393,443	JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1, 4.78%, due 07/25/35 †	377,014
393,073	JP Morgan Mortgage Trust, Series 2007-A4, Class 1A1, 5.47%, due 06/25/37 †	372,333
272,016	MASTR Adjustable Rate Mortgages Trust, Series 2003-7, Class 2A1, 6.88%, due 01/25/34 †	261,694
109,421	MLCC Mortgage Investors, Inc., Series 2004-1, Class 1A, 6.08%, due 12/25/34 †	108,493
475,000	Morgan Stanley Capital I, Series 2007-HQ11, Class A2, 5.36%, due 02/12/44	464,464
468,659	Morgan Stanley Mortgage Loan Trust, Series 2006-8AR, Class 5A2, 5.43%, due 06/25/36 †	456,311
65,000	Nationslink Funding Corp., Series 1999-2, Class F, 5.00%, due 06/20/31 144A	63,837
262,619	Residential Accredit Loans, Inc., Series 2004-QS16, Class 1A1, 5.50%, due 12/25/34	238,166
24,106	Residential Asset Securitization Trust, Series 2003-A15, Class 2A1, 5.25%, due 02/25/34	24,031
53,896	Residential Asset Securitization Trust, Series 2004-A1, Class A1, 5.25%, due 04/25/34	50,119
107,695	Residential Funding Mortgage Securities I, Series 2007-SA1, Class 2A2, 5.61%, due 02/25/37 †	102,094
122,182	Sequoia Mortgage Trust, Series 2007-1, Class 2A1, 5.76%, due 02/20/47 †	116,633
449,075	Sequoia Mortgage Trust, Series 2007-1, Class 4A1, 5.76%, due 04/20/47 †	430,075
417,060	Sequoia Mortgage Trust, Series 2007-3, Class 2AA1, 5.64%, due 07/20/37 †	396,106
62,943	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 4A2, 5.15%, due 08/25/35 †	61,276
250,563	WaMu Mortgage Pass Through Certificates, Series 2003-AR4, Class A7, 5.31%, due 05/25/33 †	239,922
378,828	WaMu Mortgage Pass Through Certificates, Series 2007-HY7, Class 3A1, 5.91%, due 07/25/37 †	343,647
20,707	Washington Mutual, Inc., Series 2004-S3, Class 2A1, 5.50%, due 07/25/34	20,759
330,000	Washington Mutual, Inc., Series 2005-AR16, Class 1A3, 5.10%, due 12/25/35 †	311,372
118,670	Washington Mutual, Inc., Series 2006-AR18, Class 1A1, 5.34%, due 01/25/37 †	112,352
578,476	Washington Mutual, Inc., Series 2007-HY2, Class 1A1, 5.62%, due 12/25/36 †	542,924
157,313	Washington Mutual, Inc., Series 2007-HY3, Class 4A1, 5.35%, due 03/25/37 †	146,885
361,473	Washington Mutual, Inc., Series 2007-HY4, Class 1A1, 5.55%, due 04/25/37 †	342,937
373,915	Washington Mutual, Inc., Series 2007-HY5, Class 1A1, 5.53%, due 06/25/37 †	333,052
204,538	Wells Fargo Mortgage Backed Securities Trust, Series 2003-A, Class A5, 6.87%, due 02/25/33 †	200,957
27,619	Wells Fargo Mortgage Backed Securities Trust, Series 2005-9, Class 1A1, 4.75%, due 10/25/35	26,537
183,099	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR17, Class A1, 5.34%, due 10/25/36 †	175,467
		16,148,751

	Municipal Obligations — 1.0%
315,000	Chicago, IL, (Pilsen Redevelopment), 4.35%, due 06/01/13	305,730
95,000	Douglas County, OR, School District No. 12, 5.05%, due 06/15/12	95,296
15,000	Ohio Housing Finance Agency, 7.90%, due 10/01/14	15,132
210,000	Puyallup, WA, 5.25%, due 12/01/11	210,817
		626,975

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	U.S. Government and Agency Obligations — 31.6%
8,052,000	U.S. Treasury Note, 3.63%, due 06/15/10	8,216,816
121,000	U.S. Treasury Note, 3.38%, due 06/30/13	120,849
10,724,000	U.S. Treasury Note, 4.88%, due 04/30/11 **	11,307,965
		19,645,630
	TOTAL DEBT OBLIGATIONS (COST $61,559,123)	59,909,688

	SHORT-TERM INVESTMENTS — 25.5%

	U.S. Government and Agency Obligations — 3.1%
1,935,000	U.S. Treasury Bill, 2.38%, due 12/04/08 **	1,916,427

	Bank Deposits — 2.6%
1,596,654	Euro Time Deposit, 1.00%, due 07/01/08	1,596,654

	Securities Lending Collateral — 19.8%
12,289,674	State Street Navigator Securities Lending Portfolio***	12,289,674
	TOTAL SHORT-TERM INVESTMENTS (COST $15,802,755)	15,802,755

	TOTAL INVESTMENTS — 121.9% (Cost $77,361,878)	75,712,443
	Other Assets and Liabilities (net) — (21.9)%	(13,585,599)
	NET ASSETS — 100.0%	$62,126,844

Notes to Schedule of Investments:

MTN – Medium Term Note
**	All or a portion of this security is out on loan.
***	Represents an investment of securities lending collateral.
†	Floating rate note. Rate shown is as of June 30, 2008.
††

Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end. 144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transasctions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,115,244 or 6.6% of net assets.

See accompanying notes to the Schedule of Investments.

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	96.4
Short-Term Investments	25.5
Other Assets and Liabilities (net)	(21.9)
100.0%

See accompanying notes to the Schedule of Investments.

MGI Funds

Notes to Schedule Investments
June 30, 2008 (Unaudited)

1.                                      Organization

MGI Funds (the “Trust”) consists of seven series as follows: MGI US Large Cap Growth Equity Fund (“Large Cap Growth”), MGI US Large Cap Value Equity Fund (“Large Cap Value”), MGI US Small/Mid Cap Growth Equity Fund (“Small/Mid Cap Growth”), MGI US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value”), MGI Non-US Core Equity Fund (“Non-US Core Equity”), MGI Core Opportunistic Fixed Income Fund (“Core Opportunistic”), and MGI US Short Maturity Fixed Income Fund (“Short Maturity”), collectively referred to as “the Funds”. The Trust is a Delaware statutory trust, established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds’ investment adviser is Mercer Global Investments, Inc. (the “Advisor”). The Advisor manages each Fund using a “manager of managers” approach by selecting one or more sub advisors to manage each Fund.

The Funds’ are classified as “non-diversified” for the purposes of the 1940 Act which means that each Fund is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer. Because of this, the gains and losses on a single issuer may have a greater impact on a Fund’s net asset value.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap Growth	Capital appreciation and income
Large Cap Value	Capital appreciation and income
Small/Mid Cap Growth	Capital appreciation
Small/Mid Cap Value	Capital appreciation
Non-US Core Equity	Capital appreciation and income
Core Opportunistic	Current income and capital appreciation
Short Maturity	Safety of principal, moderate level of income

There can be no guarantee that a Fund will achieve its investment objective. Each Fund offers interest in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference in the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of June 30, 2008, only Class Y-3 had commenced operations in each of the Funds.

2.                                      Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America, herein after referred to as Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Security Valuation

Portfolio securities listed on an exchange normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last reported bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market. Securities traded in the over-the-counter market and listed on the Nasdaq Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price (“NOCP”); other over-the-counter securities are valued at the last bid price available to valuation (other than short-term investments that mature in 60 days or less, which are valued as described below). Investments in investment companies are valued at their net asset value.

The Board has delegated its responsibility of valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable sub advisor) do not otherwise accurately reflect the fair value of the security, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. Certain fixed-income securities may be valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, including many lower rated bonds, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the Board determines that this does not represent fair value.

The application of fair value pricing represents a good faith determination based on specific procedures. There can be no assurance that a Fund could obtain the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its net asset value (“NAV”) per share.

During the current fiscal year, the U.S. markets encountered a substantial reduction in liquidity for certain mortgage and credit fixed-income products. Continued low levels of liquidity in this market may further increase the volatility of pricing and the chance of such securities being disposed of by a Fund at a price that deviates from its recorded value. This may result in a Fund incurring greater losses on the sale of some portfolio investments than under more stable market conditions. Such losses may adversely impact a Fund’s performance.

The value of asset-backed and collateralized mortgage securities held by the MGI Core Opportunistic Fixed Income Fund and the MGI US Short Maturity Fixed Income Fund was $418,243,299 and $30,115,404, representing 76.7% and 48.5%, respectively.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective April 1, 2008. This Statement defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy that prioritizes the inputs to valuation techniques. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                                          Level 1 – quoted prices in active markets for identical investments

•                                          Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the three month period ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Funds’ investments carried at fair value:

	Valuation Inputs
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs *		Level 3 - Significant Unobservable Inputs	Total
Large Cap Growth	$372,284,649	$105,110,457		$—	$477,395,106
Large Cap Value	347,850,576	44,565,409		—	392,415,985
Small/Mid Cap Growth	158,481,644	50,607,032		—	209,088,676
Small/Mid Cap Value	142,150,323	51,533,578		—	193,683,901
Non-US Core	605,306,356	36,485,826	**	—	641,792,182
Core Opportunistic	26,411,793	656,559,093	***	—	682,970,886
Short Maturity	19,524,781	56,187,662		—	75,712,443

*	Includes securities lending collateral.
**	Includes futures and forward currency contracts.
***	Includes futures, forward currency and written option contracts.

(b) Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on ex-dividend date or when the Fund is informed of the ex- dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts. Income is not recognized, nor are premium and discount amortized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

(c) Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of its net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(d) Security lending

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-tomarket daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

The Funds participate in a securities lending program under which the Funds’ custodian, State Street Bank & Trust Company (the “Custodian”), is authorized to lend Fund portfolio securities to qualified broker-dealers and financial institutions that post appropriate collateral. Currently, the cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio. The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at June 30, 2008 were as follows:

	Market Value of Loaned Securities	Value of Collateral
Large Cap Growth	$93,960,210	$96,108,348
Large Cap Value	38,719,043	39,715,630
Small/Mid Cap Growth	45,262,309	46,350,902
Small/Mid Cap Value	40,715,856	41,957,755
Non-US Core	16,769,024	17,633,242
Core Opportunistic	8,581,190	8,754,784
Short Maturity	12,040,665	12,289,674

(e) Repurchase agreements

A Fund may enter into a repurchase agreement where it purchases securities from a bank or broker-dealer who simultaneously agree to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund. At June 30, 2008, the Funds did not have any open repurchase agreements.

(f) Reverse repurchase agreements

A Fund may enter into reverse repurchase agreements which involve sales of portfolio securities of a Fund to member banks of the Federal Reserve System or securities dealers believed to be creditworthy, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price, which is generally equal to the original sales price plus interest. A Fund retains record ownership and the right to receive interest and principal payments on the portfolio securities involved. In connection with each reverse repurchase agreement transaction, a Fund will direct the Custodian to designate cash, U.S. government securities, equity securities and/or investment and non-investment grade debt securities as segregated assets of the Fund in an amount equal to the repurchase price. When engaging in (or purchasing) reverse repurchase agreements, when-issued securities, options, futures, forward contracts or other derivative transactions, a Fund will cause the Custodian to earmark on the Custodian’s books cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily.

A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the 1940 Act and as such, are subject to the same investment limitations. At June 30, 2008, the Funds did not have any open reverse repurchase agreements.

(g) Swaps

Swap contracts are derivatives in the form of a contract or similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default and index swaps and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If an advisor or a subadvisor is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would be less favorable than it would have been if this investment technique were never used. Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. Under Internal Revenue Service rules, any lump sum payment received or due under the notional principal contract must be amortized over the life of the contract using the appropriate methodology prescribed by the Internal Revenue Service.

The equity swaps in which a Fund may invest involve agreements with a counterparty. The return to a Fund on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. A Fund will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire notional amount. The subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of swaps.

The Fund will accrue for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap agreements on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statements of Operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation of swap agreements. At June 30, 2008, the Funds had no open swap contracts.

(h) Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to a Fund of the securities or foreign currency called for by the contract at a specified price during a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

Upon entering into a futures contract, a Fund must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked to market daily and the change in value is recorded by the Fund as a variation margin payable or receivable. The fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

See the Core Opportunistic and the Non-US Core Equity Schedules of Investments for a listing of open futures contracts as of June 30, 2008.

(i) Options

The Funds may purchase and sell (write) put and call options on debt securities and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Fund’s use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

See the Core Opportunistic Fund’s Schedule of Investments for a listing of open options contracts as of June 30, 2008.

A summary of open written option contracts for the Core Opportunistic Fund at June 30, 2008, is as follows:

	Number of Contracts	Premiums Received
Options outstanding at March 31, 2008	302	$223,131
Options written	396	253,388
Options terminated in closing purchase transactions	(77)	(61,059)
Options expired	(341)	(201,422)
Options outstanding at June 30, 2008	280	$214,038

(j) Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

(k) Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Fund’s custodian or sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contracts. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contracts.

See the Core Opportunistic and the Non-US Core Equity Schedule of Investments for a listing of open forward foreign currency contracts as of June 30, 2008.

(l) Short sales

A Fund may from time to time sell securities short. In the event that a subadvisor anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. A Fund will incur a gain or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. All short sales will be fully collateralized. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include the risk that possible losses from short sales may be unlimited (e.g., if the price of a stock sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and a Fund may be unable to replace a borrowed security sold short. As of June 30, 2008 none of the Funds held securities sold short.

(m) When-issued securities/TBA securities

Purchasing securities “when-issued” is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or forward delivery securities may be more or less than the purchase price. See the Core Opportunistic Schedule of Investments for TBA sale commitments and when-issued securities held as of June 30, 2008.

(n) Exchange-traded index securities

A Fund may invest in exchange-traded index securities that are currently operational and that may be developed in the future. Exchange-traded index securities generally trade on the American Stock Exchange or New York Stock Exchange and are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of the Fund’s investment. These securities generally bear certain operational expenses. To the extent that a Fund invests in these securities, the Fund must bear these expenses in addition to the expenses of its own operation.

(o) Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”) which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act.

(p) Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. See the Schedule of Investments for open indexed securities held by the Core Opportunistic Fund as of June 30, 2008.

(q) Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under the Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at net asset value, unless the shareholder elects to receive cash distributions.

(r) Allocation of expenses and operating income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of each Fund. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between each class of shares of each Fund based on the relative net assets of each class.

(s) Mortgage-Related and other Asset-Backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interest in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types on real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

3.                                      Federal Income Taxes

As of June 30, 2008, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

				Net
	Federal	Tax Basis	Tax Basis	Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

Large Cap Growth	$474,660,694	$28,798,389	$(26,063,977)	$2,734,412
Large Cap Value	460,763,973	12,177,752	(80,525,740)	(68,347,988)
Small/Mid Cap Growth	211,148,764	18,082,851	(20,142,939)	(2,060,088)
Small/Mid Cap Value	222,376,562	8,597,849	(37,290,510)	(28,692,661)
Non-US Core	658,227,664	60,443,851	(76,233,978)	(15,790,127)
Core Opportunistic	727,844,335	3,556,750	(22,640,751)	(19,084,001)
Short Maturity	77,362,539	149,884	(1,799,980)	(1,650,096)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, real estate investment trust and other basis adjustments.

4.                                      Recently Issued Accounting Pronouncements

Effective June 29, 2007, the Funds implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an interpretation of FASB statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Funds and has determined that the adoption of FIN 48 does not have a material impact on the Funds’ financial statements. The Trust files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2004 through 2007 tax years remain subject to examination by U.S. Federal and most tax authorities.

In February 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities - including an amendment of FASB Statement No. 115.” SFAS No. 159 permits entities to elect to measure certain financial assets and liabilities at fair value. Unrealized gains and losses on items for which the fair value option has been elected will be reported in earnings at each subsequent reporting date. SFAS No. 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 159 will have on the Funds’ financial statements.

In March 2008, the Financial Accounting Standards board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (17CFR 270.30a-3(c)), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MGI FUNDS

By	/s/ Phillip J. de Cristo
Phillip J. de Cristo President and Chief Executive Officer

Date	8/28/08

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report had been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Phillip J. de Cristo
Phillip J. de Cristo President and Chief Executive Officer

Date	8/28/08

By	/s/ Richard S. Joseph
Richard S. Joseph Vice President, Treasurer and Principal Accounting Officer

Date	8/28/08